UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: April 30, 2013

*	This Form N-CSR pertains to the following series of the Registrant: MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund and MFS Lifetime 2055 Fund. The remaining series of the Registrant, MFS Equity Opportunities Fund, has a fiscal year end of October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

ANNUAL REPORT

April 30, 2013

MFS® LIFETIME® FUNDS

MFS® Lifetime® Retirement Income Fund

MFS® Lifetime® 2010 Fund

MFS® Lifetime® 2015 Fund

MFS® Lifetime® 2020 Fund

MFS® Lifetime® 2025 Fund

MFS® Lifetime® 2030 Fund

MFS® Lifetime® 2035 Fund

MFS® Lifetime® 2040 Fund

MFS® Lifetime® 2045 Fund

MFS® Lifetime® 2050 Fund

MFS® Lifetime® 2055 Fund

LTF-ANN

MFS® LIFETIME FUNDS

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

As 2013 has unfolded, we have seen global growth prospects decline, while U.S. and global equities march forward. Meanwhile, historically very low yields and a broadly sideways market have produced slim bond market returns. The big stories thus far this year are Japan’s aggressive stimulus, which appears to be eliciting its desired response among consumers and businesses, and the eurozone’s debt-driven doldrums. Meanwhile, the two economic giants, China and the United States, keep chugging along deliberately, albeit at historically moderate rates of growth.

The U.S. housing recovery has coincided with a pickup in auto sales and a lift in job creation, but the U.S. sequestration’s cuts are having the effect of a driver applying the brakes at the same time as the accelerator. The result is slower than desirable growth. China, similarly, keeps moving forward, but at a slower than normal pace, held back by the eurozone recession, slower global growth, and by the new government’s efforts to shift its enormous economy to more of a consumer focus. The eurozone continues to struggle with persistent record-high unemployment and 21 straight months of manufacturing contraction. The European Central Bank’s recent interest rate cut could help, but this region will require much needed, though politically difficult, structural reforms to climb out of its deep funk.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

June 17, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Lifetime Retirement Income Fund

Portfolio target allocation

Portfolio holdings
MFS Research Bond Fund	22.0%
MFS Limited Maturity Fund	19.9%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Global Bond Fund	5.0%
MFS Research Fund	4.0%
MFS Growth Fund	4.0%
MFS Value Fund	4.0%
MFS Research International Fund	3.1%
MFS Mid Cap Value Fund	3.1%
MFS Mid Cap Growth Fund	3.1%
MFS High Income Fund	3.0%
MFS Absolute Return Fund	2.0%
MFS International Value Fund	1.0%
MFS International Growth Fund	1.0%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Commodity Strategy Fund	1.0%
MFS Global Real Estate Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
Cash & Other Net Assets	(0.1)%

Portfolio actual allocation

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 4/30/13.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2010 Fund

Portfolio target allocation

Portfolio holdings
MFS Research Bond Fund	22.0%
MFS Limited Maturity Fund	19.9%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Global Bond Fund	5.0%
MFS Growth Fund	4.0%
MFS Value Fund	4.0%
MFS Research Fund	4.0%
MFS Research International Fund	3.1%
MFS Mid Cap Growth Fund	3.1%
MFS Mid Cap Value Fund	3.0%
MFS High Income Fund	3.0%
MFS Absolute Return Fund	2.0%
MFS International Value Fund	1.0%
MFS International Growth Fund	1.0%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Global Real Estate Fund	1.0%
MFS Commodity Strategy Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
Cash & Other Net Assets (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Percentages are based on net assets as of 4/30/13.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2015 Fund

Portfolio target allocation

Portfolio holdings
MFS Research Bond Fund	19.4%
MFS Limited Maturity Fund	15.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.9%
MFS Research Fund	5.0%
MFS Value Fund	5.0%
MFS Growth Fund	5.0%
MFS Global Bond Fund	5.0%
MFS High Income Fund	4.0%
MFS Research International Fund	3.6%
MFS Mid Cap Value Fund	3.6%
MFS Mid Cap Growth Fund	3.6%
MFS Absolute Return Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS International Value Fund	1.6%
MFS International Growth Fund	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Global Real Estate Fund	1.0%
MFS Commodity Strategy Fund	1.0%
Cash & Other Net Assets	(0.1)%

Portfolio actual allocation

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 4/30/13.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2020 Fund

Portfolio target allocation

Portfolio holdings
MFS Research Bond Fund	14.5%
MFS Government Securities Fund	9.9%
MFS Inflation-Adjusted Bond Fund	7.5%
MFS Value Fund	7.0%
MFS Research Fund	7.0%
MFS Growth Fund	7.0%
MFS Mid Cap Value Fund	5.5%
MFS Mid Cap Growth Fund	5.5%
MFS Limited Maturity Fund	5.1%
MFS Research International Fund	5.1%
MFS Global Bond Fund	5.0%
MFS High Income Fund	5.0%
MFS Emerging Markets Debt Fund	3.0%
MFS International Value Fund	2.5%
MFS International Growth Fund	2.5%
MFS Commodity Strategy Fund	2.0%
MFS Absolute Return Fund	1.5%
MFS Global Real Estate Fund	1.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS International New Discovery Fund	0.5%
Cash & Other Net Assets	(0.1)%

Portfolio actual allocation

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 4/30/13.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2025 Fund

Portfolio target allocation

Portfolio holdings
MFS Value Fund	9.5%
MFS Growth Fund	9.4%
MFS Mid Cap Value Fund	8.0%
MFS Mid Cap Growth Fund	8.0%
MFS Research Fund	8.0%
MFS Research Bond Fund	7.5%
MFS Research International Fund	6.6%
MFS Government Securities Fund	5.1%
MFS High Income Fund	5.0%
MFS Inflation-Adjusted Bond Fund	4.9%
MFS Global Bond Fund	4.5%
MFS International Value Fund	4.1%
MFS International Growth Fund	4.0%
MFS Commodity Strategy Fund	3.4%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Real Estate Fund	2.5%
MFS New Discovery Fund	1.8%
MFS New Discovery Value Fund	1.7%
MFS International New Discovery Fund	1.5%
MFS Absolute Return Fund	1.0%
MFS Emerging Markets Equity Fund	0.5%
Cash & Other Net Assets (o)	(0.0)%

Portfolio actual allocation

(o)	Less than 0.1%.

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 4/30/13.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2030 Fund

Portfolio target allocation

Portfolio holdings
MFS Value Fund	11.2%
MFS Growth Fund	11.2%
MFS Mid Cap Value Fund	9.3%
MFS Mid Cap Growth Fund	9.3%
MFS Research Fund	8.0%
MFS Research International Fund	7.3%
MFS International Value Fund	5.6%
MFS International Growth Fund	5.5%
MFS Inflation-Adjusted Bond Fund	4.3%
MFS Commodity Strategy Fund	4.2%
MFS High Income Fund	3.8%
MFS Global Real Estate Fund	3.5%
MFS Global Bond Fund	3.0%
MFS Research Bond Fund	2.9%
MFS International New Discovery Fund	2.5%
MFS Emerging Markets Debt Fund	2.2%
MFS New Discovery Fund	2.1%
MFS New Discovery Value Fund	2.1%
MFS Emerging Markets Equity Fund	1.3%
MFS Absolute Return Fund	0.8%
Cash & Other Net Assets	(0.1)%

Portfolio actual allocation

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 4/30/13.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2035 Fund

Portfolio target allocation

Portfolio holdings
MFS Growth Fund	11.7%
MFS Value Fund	11.7%
MFS Mid Cap Value Fund	9.8%
MFS Mid Cap Growth Fund	9.7%
MFS Research Fund	8.0%
MFS Research International Fund	7.8%
MFS International Value Fund	6.6%
MFS International Growth Fund	6.5%
MFS Commodity Strategy Fund	4.7%
MFS Global Real Estate Fund	4.5%
MFS International New Discovery Fund	3.5%
MFS Inflation-Adjusted Bond Fund	3.1%
MFS Research Bond Fund	2.6%
MFS New Discovery Fund	2.4%
MFS New Discovery Value Fund	2.4%
MFS Emerging Markets Equity Fund	1.7%
MFS High Income Fund	1.3%
MFS Global Bond Fund	1.0%
MFS Emerging Markets Debt Fund	0.8%
MFS Absolute Return Fund	0.3%
Cash & Other Net Assets	(0.1)%

Portfolio actual allocation

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 4/30/13.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2040 Fund

Portfolio target allocation

Portfolio holdings
MFS Value Fund	11.9%
MFS Growth Fund	11.9%
MFS Mid Cap Value Fund	10.0%
MFS Mid Cap Growth Fund	10.0%
MFS Research International Fund	8.1%
MFS Research Fund	8.0%
MFS International Value Fund	7.1%
MFS International Growth Fund	7.1%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Research Bond Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Emerging Markets Equity Fund	2.0%
Cash & Other Net Assets (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Percentages are based on net assets as of 4/30/13.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2045 Fund

Portfolio target allocation

Portfolio holdings
MFS Growth Fund	12.0%
MFS Value Fund	12.0%
MFS Mid Cap Growth Fund	10.0%
MFS Mid Cap Value Fund	10.0%
MFS Research International Fund	8.0%
MFS Research Fund	8.0%
MFS International Value Fund	7.1%
MFS International Growth Fund	7.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Research Bond Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Emerging Markets Equity Fund	2.0%
Cash & Other Net Assets	(0.1)%

Portfolio actual allocation

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 4/30/13.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2050 Fund

Portfolio target allocation

Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	12.0%
MFS Mid Cap Growth Fund	10.0%
MFS Mid Cap Value Fund	10.0%
MFS Research International Fund	8.0%
MFS Research Fund	8.0%
MFS International Value Fund	7.1%
MFS International Growth Fund	7.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Research Bond Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Emerging Markets Equity Fund	2.0%
Cash & Other Net Assets	(0.1)%

Portfolio actual allocation

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 4/30/13.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2055 Fund

Portfolio target allocation

Portfolio holdings
MFS Value Fund	12.2%
MFS Growth Fund	12.2%
MFS Mid Cap Value Fund	10.2%
MFS Mid Cap Growth Fund	10.2%
MFS Research International Fund	8.2%
MFS Research Fund	8.1%
MFS International Value Fund	7.2%
MFS International Growth Fund	7.1%
MFS Commodity Strategy Fund	5.1%
MFS Global Real Estate Fund	5.1%
MFS International New Discovery Fund	4.1%
MFS Research Bond Fund	2.6%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Emerging Markets Equity Fund	2.0%
Cash & Other Net Assets	(1.8)%

Portfolio actual allocation

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 4/30/13.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

MFS Lifetime Funds

Market Environment

In the months prior to the beginning of the period, the market was characterized by a risk-on sentiment as a result of additional liquidity measures by the Federal Reserve Bank (“Fed”) and the European Central Bank (“ECB”) as well as a commensurate improvement in macroeconomic conditions.

By the beginning of the period, however, conditions worsened, driven by broadly weaker global macroeconomic indicators, as well as renewed concerns over the eurozone’s capacity and determination to address its ongoing crisis. Despite this deterioration, broad market sentiment remained relatively resilient as equity markets generally maintained gains and credit spreads did not indicate deterioration.

However, this renewed weakness in the fundamentals precipitated a further round of monetary easing by both the Fed (through a third round of quantitative easing) and the ECB (through a new bond purchase facility) in the middle of the period, which soon instilled additional confidence in risk markets. Nonetheless, towards the end of the calendar year, weaker equity earnings reports and declining forward guidance caused market sentiment to soften. In addition, year-end fiscal cliff negotiations between the Republicans in the U.S. Congress and President Obama were a particular source of market attention, where uncertainty surrounding the fiscal negotiations continued right up to the end-of-year deadline. A last minute political agreement averted the worst-case scenario and markets gravitated towards risk assets again, though the implementation of the U.S. budget sequester, combined with the uncertainty surrounding the Italian election results, inserted a greater degree of caution as the reporting period ended.

During the first few months of 2013, market sentiment improved markedly, as global macroeconomic indicators improved and fears of fiscal austerity in the U.S. waned. By the end of the period, however, global growth dynamics looked to be weakening again, though markets were generally unfazed, continuing their risk-on path, especially in light of continued easing by global central banks and the Bank of Japan in particular.

MFS Lifetime Retirement Income Fund

Summary of Results

For the twelve months ended April 30, 2013, Class A shares of the MFS Lifetime Retirement Income Fund (“fund”) provided a total return of 7.46%, at net asset value. This compares with a return of 3.68% for the fund’s benchmark, the Barclays U.S. Aggregate Bond Index. The fund’s other benchmark, the MFS Lifetime Retirement Income Fund Blended Index (“Blended Index”), generated a return of 7.27%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Contributors to Performance

During the reporting period, equity markets outperformed bond markets. Despite the bond market’s underperformance, the fund was able to post positive relative performance within this segment driven by active bond selection through its investment in the MFS Research Bond Fund which outpaced the benchmark used to represent this strategy. The fund’s allocation to the MFS High Income Fund also benefited relative results as the high yield segment of the bond market outperformed the rest of the bond market, representing the increase in risk appetite in the capital markets in general.

Detractors from Performance

The fund’s allocation to international stocks detracted from relative returns during the period, particularly its investment in the MFS Research International Fund which underperformed versus its designated benchmark.

MFS Lifetime 2010 Fund

Summary of Results

For the twelve months ended April 30, 2013, Class A shares of the MFS Lifetime 2010 Fund (“fund”) provided a total return of 7.45%, at net asset value. This compares with a return of 3.68% for the fund’s benchmark, the Barclays U.S. Aggregate Bond Index. The fund’s other benchmark, the MFS Lifetime 2010 Fund Blended Index (“Blended Index”), generated a return of 7.27%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Contributors to Performance

During the reporting period, equity markets outperformed bond markets. Despite the bond market’s underperformance, the fund was able to post positive relative performance within this segment driven by active bond selection through its investment in the MFS Research Bond Fund which outpaced the benchmark used to represent this strategy. The fund’s allocation to the MFS High Income Fund also benefited relative results as the high yield segment of the bond market outperformed the rest of the bond market, representing the increase in risk appetite in the capital markets in general.

Management Review – continued

Detractors from Performance

The fund’s allocation to international stocks detracted from relative returns during the period, particularly its investment in the MFS Research International Fund which underperformed versus its designated benchmark.

MFS Lifetime 2015 Fund

Summary of Results

For the reporting period November 2, 2012 (the fund’s inception date) to April 30, 2013, Class A shares of the MFS Lifetime 2015 Fund (“fund”) provided a total return of 5.20%, at net asset value. This compares with a return of 1.04% for the fund’s benchmark, the Barclays U.S. Aggregate Bond Index. The fund’s other benchmark, the MFS Lifetime 2015 Fund Blended Index (“Blended Index”), generated a return of 5.00%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Contributors to Performance

The fund’s allocation to U.S. stocks benefited relative results. The fund’s investments in the MFS Value Fund and MFS Mid Cap Value Fund aided relative returns as value stocks generally outperformed the broader U.S. stock market over the period. Despite the underperformance of bonds during the period, the fund’s allocation to this market segment positively affected relative returns. Within the bond segment, the fund’s allocation to the MFS High Income Fund supported relative results as the high yield segment of the bond market outperformed the rest of the bond market, representing the increase in risk appetite in the capital markets in general. Additionally, the fund’s investment in the MFS Research Bond Fund benefited relative performance as this fund outperformed its designated benchmark.

Detractors from Performance

During the reporting period, equity markets outperformed bonds. However, the fund’s allocation to international equities hampered relative performance, primarily due to its investment in the MFS Research International Fund which underperformed its designated benchmark. The fund’s allocation to the MFS Commodity Strategy Fund also negatively impacted relative returns as commodity prices generally declined during the period.

MFS Lifetime 2020 Fund

Summary of Results

For the twelve months ended April 30, 2013, Class A shares of the MFS Lifetime 2020 Fund (“fund”) provided a total return of 10.34%, at net asset value. This compares with a return of 16.89% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2020 Fund Blended Index (“Blended Index”), generated a return of 10.16%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Detractors from Performance

The fund’s allocation to international stock funds hampered relative results during the period. The relative underperformance within this segment was primarily a result of the negative performance of the MFS Research International Fund relative to its designated benchmark and the fund’s allocation to the MFS International Growth Fund as international growth stocks underperformed the broad international equity market during the period. Elsewhere, the fund’s allocation to the MFS Commodity Strategy Fund negatively impacted relative returns as commodity prices generally declined during the period.

Contributors to Performance

Despite bonds underperforming stocks during the period, the fund’s allocations within the bond segment positively affected relative returns. The fund’s allocation to the MFS High Income fund was a primary contributor to relative performance within the bond segment as high yield bonds outperformed the rest of the bond market. The fund’s investment in the MFS Research Bond Fund also supported relative results as this fund outperformed its designated benchmark. Additionally, the fund’s allocation to the MFS Global Real Estate Fund aided relative results as the U.S. real estate market posted strong performance as it began to show signs of recovery from the lows of the housing crash that occurred several years ago.

MFS Lifetime 2025 Fund

Summary of Results

For the reporting period November 2, 2012 (the fund’s inception date) to April 30, 2013, Class A shares of the MFS Lifetime 2025 Fund (“fund”) provided a total return of 9.61%, at net asset value. This compares with a return of 13.18% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2025 Fund Blended Index (“Blended Index”), generated a return of 9.37%. The Blended Index reflects the blended returns of equity and fixed income market

Management Review – continued

indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Detractors from Performance

Stocks outperformed bonds during the period. However, the fund’s allocation to international stocks negatively affected relative performance. Specifically, the fund’s allocation to the MFS International Growth Fund hampered relative returns as international growth stocks generally underperformed the broader international equity market. Additionally, the fund’s investment in the MFS Research International Fund weighed on relative results as this fund underperformed its designated benchmark. The fund’s allocation to the MFS Commodity Strategy Fund also detracted from relative performance as commodity prices generally declined during the period.

Contributors to Performance

The fund’s allocation to U.S. stocks benefited relative results. The fund’s investments in the MFS Value Fund and MFS Mid Cap Value Fund aided relative returns as value stocks generally outperformed the broader U.S. stock market over the period. Despite the underperformance of bonds during the period, the fund’s allocation to this market segment positively affected relative returns. Within the bond segment, the fund’s allocation to the MFS High Income Fund supported relative results as the high yield segment of the bond market outperformed the rest of the bond market, representing the increase in risk appetite in the capital markets in general. Additionally, the fund’s allocation to the MFS Global Real Estate Fund aided relative results as the U.S. real estate market posted strong performance as it began to show signs of recovery from the lows of the housing crash that occurred several years ago.

MFS Lifetime 2030 Fund

Summary of Results

For the twelve months ended April 30, 2013, Class A shares of the MFS Lifetime 2030 Fund (“fund”) provided a total return of 14.24%, at net asset value. This compares with a return of 16.89% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2030 Fund Blended Index (“Blended Index”), generated a return of 14.75%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Detractors from Performance

Stocks outperformed bonds during the period. Despite this, the fund’s allocations within the international equity segment negatively affected the relative performance of the fund during the period. Specifically, the fund’s investments in the MFS International Growth Fund and the MFS Emerging Markets Equity Fund dampened relative results as growth stocks and emerging market stocks were among the lowest-performing segments of the broad market for international equities. The fund’s allocation to the MFS Research International Fund also detracted from relative performance as this fund underperformed its designated benchmark. Elsewhere, the fund’s allocation to the MFS Commodity Strategy Fund negatively impacted relative returns as commodity prices generally declined during the period.

Contributors to Performance

The fund’s allocation to the bond segment benefited relative results. Its investment in the MFS High Income Fund supported relative returns as high yield bonds outperformed the broader bond market during the period. Additionally, the fund’s allocation to the MFS Global Real Estate Fund aided relative results as the U.S. real estate market posted strong performance while it began to show signs of recovery from the lows of the housing crash that occurred several years ago.

MFS Lifetime 2035 Fund

Summary of Results

For the reporting period November 2, 2012 (the fund’s inception date) to April 30, 2013, Class A shares of the MFS Lifetime 2035 Fund (“fund”) provided a total return of 11.89%, at net asset value. This compares with a return of 13.18% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2035 Fund Blended Index (“Blended Index”), generated a return of 12.22%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Detractors from Performance

The fund’s allocation to international stocks negatively affected relative performance. Specifically, the fund’s allocation to the MFS International Growth Fund hampered relative returns as international growth stocks generally underperformed the broader international equity market. Additionally, the fund’s investments in the MFS Research International Fund and MFS Emerging Markets Equity Fund weighed on relative results as these funds underperformed their designated benchmark. The fund’s allocation to the MFS Commodity Strategy Fund also detracted from relative performance as commodity prices generally declined during the period.

Management Review – continued

Contributors to Performance

The fund’s allocation to U.S. stocks benefited relative results. The fund’s investments in the MFS Value Fund and MFS Mid Cap Value Fund aided relative returns as value stocks generally outperformed the broader U.S. stock market over the period. Additionally, the fund’s allocation to the MFS Global Real Estate Fund aided relative results as the U.S. real estate market posted strong performance while it began to show signs of recovery from the lows of the housing crash that occurred several years ago.

MFS Lifetime 2040 Fund

Summary of Results

For the twelve months ended April 30, 2013, Class A shares of the MFS Lifetime 2040 Fund (“fund”) provided a total return of 15.25%, at net asset value. This compares with a return of 16.89% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2040 Fund Blended Index (“Blended Index”), generated a return of 16.47%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Detractors from Performance

The fund’s allocations within the international equity segment were a significant factor that negatively affected the relative performance of the fund during the period. Specifically, the fund’s investments in the MFS International Growth Fund and the MFS Emerging Markets Equity Fund dampened relative results as growth stocks and emerging market stocks were among the lowest-performing segments of the broad market for international equities. The fund’s allocation to the MFS Research International Fund also detracted from relative performance as this fund underperformed its respective segment of the international equity market. Elsewhere, the fund’s allocation to the MFS Commodity Strategy Fund negatively impacted relative returns as commodity prices generally declined during the period.

Contributors to Performance

The fund’s allocation to the MFS Global Real Estate Fund was a primary factor that benefited relative performance as the U.S. real estate market posted strong performance as it began to show signs of recovery from the lows of the housing crash that occurred several years ago.

MFS Lifetime 2045 Fund

Summary of Results

For the reporting period November 2, 2012 (the fund’s inception date) to April 30, 2013, Class A shares of the MFS Lifetime 2045 Fund (“fund”) provided a total return of 12.30%, at net asset value. This compares with a return of 13.18% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2045 Fund Blended Index (“Blended Index”), generated a return of 12.72%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Detractors from Performance

The fund’s allocations within the international equity segment were a significant factor that negatively affected the relative performance of the fund during the period. Specifically, the fund’s investments in the MFS International Growth Fund and the MFS Emerging Markets Equity Fund dampened relative results as growth stocks and emerging market stocks were among the lowest-performing segments of the broad market for international equities. The fund’s allocation to the MFS Research International Fund also detracted from relative performance as this fund underperformed its respective segment of the international equity market. The fund’s allocation to the MFS Commodity Strategy Fund also detracted from relative performance as commodity prices generally declined during the period.

Contributors to Performance

The fund’s allocation to U.S. stocks benefited relative results. The fund’s investments in the MFS Value Fund and MFS Mid Cap Value Fund aided relative returns as value stocks generally outperformed the broader U.S. stock market over the period. Additionally, the fund’s allocation to the MFS Global Real Estate Fund aided relative results as the U.S. real estate market posted strong performance while it began to show signs of recovery from the lows of the housing crash that occurred several years ago.

MFS Lifetime 2050 Fund

Summary of Results

For the twelve months ended April 30, 2013, Class A shares of the MFS Lifetime 2050 Fund (“fund”) provided a total return of 15.26%, at net asset value. This compares with a return of 16.89% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2050 Fund Blended Index (“Blended Index”), generated a return of 16.47%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Management Review – continued

Detractors from Performance

The fund’s allocations within the international equity segment were a significant factor that negatively affected the relative performance of the fund during the period. Specifically, the fund’s investments in the MFS International Growth Fund and the MFS Emerging Markets Equity Fund dampened relative results as growth stocks and emerging market stocks were among the lowest-performing segments of the broad market for international equities. The fund’s allocation to the MFS Research International Fund also detracted from relative performance as this fund underperformed its respective segment of the international equity market. Elsewhere, the fund’s allocation to the MFS Commodity Strategy Fund negatively impacted relative returns as commodity prices generally declined during the period.

Contributors to Performance

The fund’s allocation to the MFS Global Real Estate Fund was a primary factor that benefited relative performance as the U.S. real estate market posted strong performance as it began to show signs of recovery from the lows of the housing crash that occurred several years ago.

MFS Lifetime 2055 Fund

Summary of Results

For the reporting period November 2, 2012 (the fund’s inception date) to April 30, 2013, Class A shares of the MFS Lifetime 2055 Fund (“fund”) provided a total return of 12.40%, at net asset value. This compares with a return of 13.18% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2055 Fund Blended Index (“Blended Index”), generated a return of 12.72%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Detractors from Performance

The fund’s allocations within the international equity segment were a significant factor that negatively affected the relative performance of the fund during the period. Specifically, the fund’s investments in the MFS International Growth Fund and the MFS Emerging Markets Equity Fund dampened relative results as growth stocks and emerging market stocks were among the lowest-performing segments of the broad market for international equities. The fund’s allocation to the MFS Research International Fund also detracted from relative performance as this fund underperformed its respective segment of the international equity market. Elsewhere, the fund’s allocation to the MFS Commodity Strategy Fund negatively impacted relative returns as commodity prices generally declined during the period.

Contributors to Performance

The fund’s allocation to U.S. stocks benefited relative results. The fund’s investments in the MFS Value Fund and MFS Mid Cap Value Fund aided relative returns as value stocks generally outperformed the broader U.S. stock market over the period. Additionally, the fund’s allocation to the MFS Global Real Estate Fund aided relative results as the U.S. real estate market posted strong performance as it began to show signs of recovery from the lows of the housing crash that occurred several years ago.

Respectfully,

Joseph Flaherty

Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

PERFORMANCE SUMMARY THROUGH 4/30/13

The following charts illustrate a representative class of each fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

MFS Lifetime Retirement Income Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/13

Without sales charge

Share Class	Class inception date	1-yr	5-yr	Life (t)
A	9/29/05	7.46%	6.80%	6.13%
B	9/29/05	6.57%	6.02%	5.39%
C	9/29/05	6.57%	6.00%	5.39%
I	9/29/05	7.72%	7.08%	6.45%
R1	9/29/05	6.66%	6.02%	5.37%
R2	9/29/05	7.19%	6.57%	5.88%
R3	9/29/05	7.37%	6.81%	6.13%
R4	9/29/05	7.63%	7.08%	6.42%

Comparative benchmarks
Barclays U.S. Aggregate Bond Index (f)		3.68%	5.72%	5.55%
MFS Lifetime Retirement Income Fund Blended Index (f)(z)		7.27%	6.42%	6.15%
Dow Jones-UBS Commodity Index (f)		(5.33)%	(8.28)%	(2.16)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		26.94%	3.70%	7.20%
MSCI EAFE Index (f)		19.96%	(0.44)%	4.50%
Standard & Poor’s 500 Stock Index (f)		16.89%	5.21%	5.87%

Performance Summary – continued

With sales charge
A With Initial Sales Charge (5.75%)	1.28%	5.54%	5.31%
B With CDSC (Declining over six years from 4% to 0%) (x)	2.57%	5.70%	5.39%
C With CDSC (1% for 12 months) (x)	5.57%	6.00%	5.39%

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.
(z)	The weights of the components of the blended benchmark (MFS Lifetime Retirement Income Fund Blended Index) are comprised of 73% Barclays U.S. Aggregate Bond Index, 20% Standard & Poor’s 500 Stock Index, 5% MSCI EAFE Index, 1% FTSE EPRA/NAREIT Developed Real Estate Index, and 1% Dow Jones-UBS Commodity Index.

Performance Summary – continued

MFS Lifetime 2010 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/13

Without sales charge

Share Class	Class inception date	1-yr	5-yr	Life (t)
A	9/29/05	7.45%	6.20%	6.21%
B	9/29/05	6.58%	5.43%	5.46%
C	9/29/05	6.56%	5.41%	5.44%
I	9/29/05	7.73%	6.48%	6.52%
R1	9/29/05	6.65%	5.42%	5.41%
R2	9/29/05	7.18%	5.94%	5.92%
R3	9/29/05	7.47%	6.21%	6.20%
R4	9/29/05	7.74%	6.48%	6.47%

Comparative benchmarks
Barclays U.S. Aggregate Bond Index (f)		3.68%	5.72%	5.55%
MFS Lifetime 2010 Fund Blended Index (f)(z)		7.27%	5.68%	5.98%
Dow Jones-UBS Commodity Index (f)		(5.33)%	(8.28)%	(2.16)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		26.94%	3.70%	7.20%
MSCI EAFE Index (f)		19.96%	(0.44)%	4.50%
Standard & Poor’s 500 Stock Index (f)		16.89%	5.21%	5.87%

With sales charge
A With Initial Sales Charge (5.75%)		1.27%	4.95%	5.38%
B With CDSC (Declining over six years from 4% to 0%) (x)		2.58%	5.10%	5.46%
C With CDSC (1% for 12 months) (x)		5.56%	5.41%	5.44%

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2010 Fund Blended Index) are comprised of 73% Barclays U.S. Aggregate Bond Index, 20% Standard & Poor’s 500 Stock Index, 5% MSCI EAFE Index, 1% FTSE EPRA/NAREIT Developed Real Estate Index, and 1% Dow Jones-UBS Commodity Index.

Performance Summary – continued

MFS Lifetime 2015 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/13

Without sales charge

Share Class	Class inception date	Life (t)
A	11/02/12	5.20%
B	11/02/12	4.76%
C	11/02/12	4.76%
I	11/02/12	5.33%
R1	11/02/12	4.76%
R2	11/02/12	5.04%
R3	11/02/12	5.09%
R4	11/02/12	5.23%

Comparative benchmarks
Barclays U.S. Aggregate Bond Index (f)		1.04%
MFS Lifetime 2015 Fund Blended Index (f)(z)		5.00%
Dow Jones-UBS Commodity Index (f)		(6.57)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		19.07%
MSCI EAFE Index (f)		16.47%
Standard & Poor’s 500 Stock Index (f)		13.18%

With sales charge
A With Initial Sales Charge (5.75%)		(0.85)%
B With CDSC (Declining over six years from 4% to 0%) (x)		0.76%
C With CDSC (1% for 12 months) (x)		3.76%

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

(z)	The weights of the components of the blended benchmark (MFS Lifetime 2015 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at November 2, 2012 (the fund’s inception date) and at the end of the reporting period:

	4/30/13	11/2/12
Barclays U.S. Aggregate Bond Index	67.50%	66.58%
Standard & Poor’s 500 Stock Index	24.00%	24.67%
MSCI EAFE Index	6.50%	6.75%
FTSE EPRA/NAREIT Developed Real Estate Index	1.00%	1.00%
Dow Jones-UBS Commodity Index	1.00%	1.00%

Performance Summary – continued

MFS Lifetime 2020 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/13

Without sales charge

Share Class	Class inception date	1-yr	5-yr	Life (t)
A	9/29/05	10.34%	4.66%	5.91%
B	9/29/05	9.65%	3.90%	5.17%
C	9/29/05	9.64%	3.90%	5.17%
I	9/29/05	10.73%	4.94%	6.22%
R1	9/29/05	9.65%	3.91%	5.14%
R2	9/29/05	10.21%	4.43%	5.66%
R3	9/29/05	10.46%	4.68%	5.92%
R4	9/29/05	10.74%	4.94%	6.19%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		16.89%	5.21%	5.87%
MFS Lifetime 2020 Fund Blended Index (f)(z)		10.16%	4.03%	5.51%
Barclays U.S. Aggregate Bond Index (f)		3.68%	5.72%	5.55%
Dow Jones-UBS Commodity Index (f)		(5.33)%	(8.28)%	(2.16)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		26.94%	3.70%	7.20%
MSCI EAFE Index (f)		19.96%	(0.44)%	4.50%

With sales charge
A With Initial Sales Charge (5.75%)		4.00%	3.43%	5.09%
B With CDSC (Declining over six years from 4% to 0%) (x)		5.65%	3.56%	5.17%
C With CDSC (1% for 12 months) (x)		8.64%	3.90%	5.17%

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

(z)	The weights of the components of the blended benchmark (MFS Lifetime 2020 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/13	4/30/12
Barclays U.S. Aggregate Bond Index	51.50%	47.30%
Standard & Poor’s 500 Stock Index	34.50%	37.10%
MSCI EAFE Index	10.50%	11.50%
Dow Jones-UBS Commodity Index	2.00%	2.40%
FTSE EPRA/NAREIT Developed Real Estate Index	1.50%	1.70%

Performance Summary – continued

MFS Lifetime 2025 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/13

Without sales charge

Share Class	Class inception date	Life (t)
A	11/02/12	9.61%
B	11/02/12	9.19%
C	11/02/12	9.19%
I	11/02/12	9.76%
R1	11/02/12	9.19%
R2	11/02/12	9.48%
R3	11/02/12	9.62%
R4	11/02/12	9.76%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		13.18%
MFS Lifetime 2025 Fund Blended Index (f)(z)		9.37%
Barclays U.S. Aggregate Bond Index (f)		1.04%
Dow Jones-UBS Commodity Index (f)		(6.57)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		19.07%
MSCI EAFE Index (f)		16.47%

With sales charge
A With Initial Sales Charge (5.75%)		3.31%
B With CDSC (Declining over six years from 4% to 0%) (x)		5.19%
C With CDSC (1% for 12 months) (x)		8.19%

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

(z)	The weights of the components of the blended benchmark (MFS Lifetime 2025 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at November 2, 2012 (the fund’s inception date) and at the end of the reporting period:

	4/30/13	11/2/12
Standard & Poor’s 500 Stock Index	46.50%	47.42%
Barclays U.S. Aggregate Bond Index	31.00%	29.34%
MSCI EAFE Index	16.50%	17.08%
Dow Jones-UBS Commodity Index	3.50%	3.58%
FTSE EPRA/NAREIT Developed Real Estate Index	2.50%	2.58%

Performance Summary – continued

MFS Lifetime 2030 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/13

Without sales charge

Share Class	Class inception date	1-yr	5-yr	Life (t)
A	9/29/05	14.24%	4.08%	5.59%
B	9/29/05	13.39%	3.32%	4.85%
C	9/29/05	13.48%	3.33%	4.85%
I	9/29/05	14.60%	4.37%	5.91%
R1	9/29/05	13.51%	3.34%	4.82%
R2	9/29/05	14.05%	3.86%	5.33%
R3	9/29/05	14.26%	4.09%	5.58%
R4	9/29/05	14.53%	4.37%	5.87%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		16.89%	5.21%	5.87%
MFS Lifetime 2030 Fund Blended Index (f)(z)		14.75%	3.38%	5.20%
Barclays U.S. Aggregate Bond Index (f)		3.68%	5.72%	5.55%
Dow Jones-UBS Commodity Index (f)		(5.33)%	(8.28)%	(2.16)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		26.94%	3.70%	7.20%
MSCI EAFE Index (f)		19.96%	(0.44)%	4.50%

With sales charge
A With Initial Sales Charge (5.75%)		7.67%	2.86%	4.77%
B With CDSC (Declining over six years from 4% to 0%) (x)		9.39%	2.97%	4.85%
C With CDSC (1% for 12 months) (x)		12.48%	3.33%	4.85%

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

(z)	The weights of the components of the blended benchmark (MFS Lifetime 2030 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/13	4/30/12
Standard & Poor’s 500 Stock Index	53.30%	53.81%
MSCI EAFE Index	22.04%	22.86%
Barclays U.S. Aggregate Bond Index	16.91%	15.28%
FTSE EPRA/NAREIT Developed Real Estate Index	3.50%	3.70%
Dow Jones-UBS Commodity Index	4.25%	4.35%

Performance Summary – continued

MFS Lifetime 2035 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/13

Without sales charge

Share Class	Class inception date	Life (t)
A	11/02/12	11.89%
B	11/02/12	11.54%
C	11/02/12	11.54%
I	11/02/12	12.13%
R1	11/02/12	11.54%
R2	11/02/12	11.84%
R3	11/02/12	11.98%
R4	11/02/12	12.03%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		13.18%
MFS Lifetime 2035 Fund Blended Index (f)(z)		12.22%
Barclays U.S. Aggregate Bond Index (f)		1.04%
Dow Jones-UBS Commodity Index (f)		(6.57)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		19.07%
MSCI EAFE Index (f)		16.47%

With sales charge
A With Initial Sales Charge (5.75%)		5.45%
B With CDSC (Declining over six years from 4% to 0%) (x)		7.54%
C With CDSC (1% for 12 months) (x)		10.54%

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

(z)	The weights of the components of the blended benchmark (MFS Lifetime 2035 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at November 2, 2012 (the fund’s inception date) and at the end of the reporting period:

	4/30/13	11/2/12
Standard & Poor’s 500 Stock Index	55.75%	55.96%
MSCI EAFE Index	26.00%	26.34%
Barclays U.S. Aggregate Bond Index	9.00%	8.33%
Dow Jones-UBS Commodity Index	4.75%	4.79%
FTSE EPRA/NAREIT Developed Real Estate Index	4.50%	4.58%

Performance Summary – continued

MFS Lifetime 2040 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/13

Without sales charge

Share Class	Class inception date	1-yr	5-yr	Life (t)
A	9/29/05	15.25%	3.89%	5.44%
B	9/29/05	14.42%	3.15%	4.71%
C	9/29/05	14.40%	3.13%	4.70%
I	9/29/05	15.61%	4.18%	5.76%
R1	9/29/05	14.44%	3.13%	4.68%
R2	9/29/05	14.93%	3.66%	5.19%
R3	9/29/05	15.26%	3.92%	5.45%
R4	9/29/05	15.62%	4.18%	5.73%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		16.89%	5.21%	5.87%
MFS Lifetime 2040 Fund Blended Index (f)(z)		16.47%	3.31%	5.11%
Barclays U.S. Aggregate Bond Index (f)		3.68%	5.72%	5.55%
Dow Jones-UBS Commodity Index (f)		(5.33)%	(8.28)%	(2.16)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		26.94%	3.70%	7.20%
MSCI EAFE Index (f)		19.96%	(0.44)%	4.50%

With sales charge
A With Initial Sales Charge (5.75%)		8.62%	2.67%	4.62%
B With CDSC (Declining over six years from 4% to 0%) (x)		10.42%	2.80%	4.71%
C With CDSC (1% for 12 months) (x)		13.40%	3.13%	4.70%

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

(z)	The weights of the components of the blended benchmark (MFS Lifetime 2040 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/13	4/30/12
Standard & Poor’s 500 Stock Index	57.00%	57.00%
MSCI EAFE Index	28.00%	28.00%
Barclays U.S. Aggregate Bond Index	5.00%	5.00%
Dow Jones-UBS Commodity Index	5.00%	5.00%
FTSE EPRA/NAREIT Global Real Estate Index	5.00%	5.00%

Performance Summary – continued

MFS Lifetime 2045 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/13

Without sales charge

Share Class	Class inception date	Life (t)
A	11/02/12	12.30%
B	11/02/12	11.88%
C	11/02/12	11.92%
I	11/02/12	12.45%
R1	11/02/12	11.97%
R2	11/02/12	12.16%
R3	11/02/12	12.40%
R4	11/02/12	12.45%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		13.18%
MFS Lifetime 2045 Fund Blended Index (f)(z)		12.72%
Barclays U.S. Aggregate Bond Index (f)		1.04%
Dow Jones-UBS Commodity Index (f)		(6.57)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		19.07%
MSCI EAFE Index (f)		16.47%

With sales charge
A With Initial Sales Charge (5.75%)		5.85%
B With CDSC (Declining over six years from 4% to 0%) (x)		7.88%
C With CDSC (1% for 12 months) (x)		10.92%

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

(z)	The weights of the components of the blended benchmark (MFS Lifetime 2045 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at November 2, 2012 (the fund’s inception date) and at the end of the reporting period:

	4/30/13	11/2/12
Standard & Poor’s 500 Stock Index	57.00%	57.00%
MSCI EAFE Index	28.00%	28.00%
Barclays U.S. Aggregate Bond Index	5.00%	5.00%
Dow Jones-UBS Commodity Index	5.00%	5.00%
FTSE EPRA/NAREIT Developed Real Estate Index	5.00%	5.00%

Performance Summary – continued

MFS Lifetime 2050 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/13

Without sales charge

Share Class	Class inception date	1-yr	Life (t)
A	9/15/10	15.26%	13.49%
B	9/15/10	14.41%	12.64%
C	9/15/10	14.36%	12.64%
I	9/15/10	15.50%	13.78%
R1	9/15/10	14.38%	12.64%
R2	9/15/10	14.88%	13.19%
R3	9/15/10	15.17%	13.47%
R4	9/15/10	15.41%	13.75%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		16.89%	16.88%
MFS Lifetime 2050 Fund Blended Index (f)(z)		16.47%	13.22%
Barclays U.S. Aggregate Bond Index (f)		3.68%	4.56%
Dow Jones-UBS Commodity Index (f)		(5.33)%	(1.12)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		26.94%	16.70%
MSCI EAFE Index (f)		19.96%	9.03%

With sales charge
A With Initial Sales Charge (5.75%)		8.64%	10.96%
B With CDSC (Declining over six years from 4% to 0%) (x)		10.41%	11.69%
C With CDSC (1% for 12 months) (x)		13.36%	12.64%

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

(z)	The weights of the components of the blended benchmark (MFS Lifetime 2050 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/13	4/30/12
Standard & Poor’s 500 Stock Index	57.00%	57.00%
MSCI EAFE Index	28.00%	28.00%
Barclays U.S. Aggregate Bond Index	5.00%	5.00%
FTSE EPRA/NAREIT Developed Real Estate Index	5.00%	5.00%
Dow Jones-UBS Commodity Index	5.00%	5.00%

Performance Summary – continued

MFS Lifetime 2055 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/13

Without sales charge

Share Class	Class inception date	Life (t)
A	11/02/12	12.40%
B	11/02/12	11.96%
C	11/02/12	11.96%
I	11/02/12	12.55%
R1	11/02/12	11.96%
R2	11/02/12	12.25%
R3	11/02/12	12.40%
R4	11/02/12	12.55%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		13.18%
MFS Lifetime 2055 Fund Blended Index (f)(z)		12.72%
Barclays U.S. Aggregate Bond Index (f)		1.04%
Dow Jones-UBS Commodity Index (f)		(6.57)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		19.07%
MSCI EAFE Index (f)		16.47%

With sales charge
A With Initial Sales Charge (5.75%)		5.94%
B With CDSC (Declining over six years from 4% to 0%) (x)		7.96%
C With CDSC (1% for 12 months) (x)		10.96%

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

(z)	The weights of the components of the blended benchmark (MFS Lifetime 2055 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at November 2, 2012 (the fund’s inception date) and at the end of the reporting period:

	4/30/13	11/2/12
Standard & Poor’s 500 Stock Index	57.00%	57.00%
MSCI EAFE Index	28.00%	28.00%
Barclays U.S. Aggregate Bond Index	5.00%	5.00%
Dow Jones-UBS Commodity Index	5.00%	5.00%
FTSE EPRA/NAREIT Developed Real Estate Index	5.00%	5.00%

Benchmark Definitions

Barclays U.S. Aggregate Bond Index – a market capitalization-weighted index that measures the performance of the U.S. investment-grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with at least one year to final maturity.

Dow Jones-UBS Commodity Index – a highly liquid and diversified benchmark for the commodity futures market. The index tracks trades on futures contracts for physical commodities, such as energy (petroleum, gas), precious metals (gold, silver), industrial metals (zinc, copper), grains (corn, wheat), livestock (pork bellies), among others, and are traded in a variety of currencies.

FTSE EPRA/NAREIT Developed Real Estate Index – measures the performance of eligible real estate equities worldwide that generate a majority of their revenue and income through the ownership, disposure and development of income-producing real estate.

MSCI EAFE Index – a market capitalization-weighted index that is designed to measure equity market performance in the developed markets, excluding the U.S. and Canada.

Standard & Poor’s 500 Stock Index – a market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers each fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the funds may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, November 1, 2012 through April 30, 2013

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2012 through April 30, 2013.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME RETIREMENT INCOME FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/12	Ending Account Value 4/30/13	Expenses Paid During Period (p) 11/01/12-4/30/13
A	Actual	0.25%	$1,000.00	$1,046.86	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,042.08	$5.06
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,042.98	$5.07
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,048.14	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,042.95	$5.07
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,045.54	$2.54
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,045.96	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,048.13	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2010 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/12	Ending Account Value 4/30/13	Expenses Paid During Period (p) 11/01/12-4/30/13
A	Actual	0.25%	$1,000.00	$1,046.89	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,042.48	$5.06
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,042.05	$5.06
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,048.08	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,042.07	$5.06
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,044.91	$2.54
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,047.11	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,048.15	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2015 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/02/12	Ending Account Value 4/30/13	Expenses Paid During Period (p)(q) 11/02/12-4/30/13
A	Actual	0.25%	$1,000.00	$1,052.00	$1.26
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,047.59	$5.05
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,047.59	$5.05
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,053.29	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,047.59	$5.05
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,050.44	$2.53
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,050.86	$1.26
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,052.29	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.
(q)	For hypothetical expenses paid it is assumed that the fund was in existence for the entire six month period ended April 30, 2013. For actual expenses paid, the calculation is based on the period from the commencement of the fund’s investment operations, November 2, 2012, through April 30, 2013.

Expense Tables – continued

MFS LIFETIME 2020 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/12	Ending Account Value 4/30/13	Expenses Paid During Period (p) 11/01/12-4/30/13
A	Actual	0.25%	$1,000.00	$1,077.31	$1.29
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,074.02	$5.14
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,073.70	$5.14
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,079.33	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,073.96	$5.14
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,076.69	$2.57
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,077.56	$1.29
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,079.42	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2025 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/02/12	Ending Account Value 4/30/13	Expenses Paid During Period (p)(q) 11/02/12-4/30/13
A	Actual	0.25%	$1,000.00	$1,096.12	$1.29
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,091.87	$5.16
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,091.87	$5.16
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,097.65	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,091.87	$5.16
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,094.75	$2.58
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,096.20	$1.29
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,097.65	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.
(q)	For hypothetical expenses paid it is assumed that the fund was in existence for the entire six month period ended April 30, 2013. For actual expenses paid, the calculation is based on the period from the commencement of the fund’s investment operations, November 2, 2012, through April 30, 2013.

Expense Tables – continued

MFS LIFETIME 2030 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/12	Ending Account Value 4/30/13	Expenses Paid During Period (p) 11/01/12-4/30/13
A	Actual	0.25%	$1,000.00	$1,122.16	$1.32
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,117.64	$5.25
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,118.40	$5.25
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,123.86	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,117.79	$5.25
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,121.20	$2.63
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,122.33	$1.32
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,123.09	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2035 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/02/12	Ending Account Value 4/30/13	Expenses Paid During Period (p)(q) 11/02/12-4/30/13
A	Actual	0.25%	$1,000.00	$1,118.88	$1.31
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,115.44	$5.22
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,115.44	$5.22
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,121.29	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,115.44	$5.22
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,118.36	$2.61
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,119.82	$1.31
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,120.28	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.
(q)	For hypothetical expenses paid it is assumed that the fund was in existence for the entire six month period ended April 30, 2013. For actual expenses paid, the calculation is based on the period from the commencement of the fund’s investment operations, November 2, 2012, through April 30, 2013.

Expense Tables – continued

MFS LIFETIME 2040 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/12	Ending Account Value 4/30/13	Expenses Paid During Period (p) 11/01/12-4/30/13
A	Actual	0.25%	$1,000.00	$1,134.88	$1.32
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,130.68	$5.28
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,130.36	$5.28
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,136.47	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,130.77	$5.28
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,132.63	$2.64
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,134.97	$1.32
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,136.59	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2045 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/02/12	Ending Account Value 4/30/13	Expenses Paid During Period (p)(q) 11/02/12-4/30/13
A	Actual	0.25%	$1,000.00	$1,123.04	$1.31
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,118.77	$5.22
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,119.20	$5.23
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,124.50	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,119.66	$5.23
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,121.57	$2.62
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,124.05	$1.31
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,124.50	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.
(q)	For hypothetical expenses paid it is assumed that the fund was in existence for the entire six month period ended April 30, 2013. For actual expenses paid, the calculation is based on the period from the commencement of the fund’s investment operations, November 2, 2012, through April 30, 2013.

Expense Tables – continued

MFS LIFETIME 2050 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/12	Ending Account Value 4/30/13	Expenses Paid During Period (p) 11/01/12-4/30/13
A	Actual	0.25%	$1,000.00	$1,135.30	$1.32
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,130.57	$5.28
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,131.02	$5.28
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,136.59	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,131.18	$5.28
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,133.29	$2.64
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,134.31	$1.32
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,135.76	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2055 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/02/12	Ending Account Value 4/30/13	Expenses Paid During Period (p)(q) 11/02/12-4/30/13
A	Actual	0.25%	$1,000.00	$1,124.01	$1.31
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,119.62	$5.23
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,119.62	$5.23
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,125.48	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,119.62	$5.23
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,122.55	$2.62
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,124.01	$1.31
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,125.48	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.
(q)	For hypothetical expenses paid it is assumed that the fund was in existence for the entire six month period ended April 30, 2013. For actual expenses paid, the calculation is based on the period from the commencement of the fund’s investment operations, November 2, 2012, through April 30, 2013.

PORTFOLIOS OF INVESTMENTS

4/30/13

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS LIFETIME RETIREMENT INCOME FUND

Underlying Affiliated Funds - 100.1%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	570,707	$5,575,810
MFS Commodity Strategy Fund - Class R5 (v)	310,942	2,829,573
MFS Emerging Markets Debt Fund - Class R5	173,019	2,802,911
MFS Global Bond Fund - Class R5	1,346,966	14,048,854
MFS Global Real Estate Fund - Class R5 (v)	170,262	2,817,844
MFS Government Securities Fund - Class R5	2,676,793	27,918,949
MFS Growth Fund - Class R5 (a)	201,535	11,267,798
MFS High Income Fund - Class R5	2,305,973	8,416,803
MFS Inflation-Adjusted Bond Fund - Class R5	2,434,386	27,849,379
MFS International Growth Fund - Class R5	106,633	2,849,229
MFS International Value Fund - Class R5	91,613	2,853,746
MFS Limited Maturity Fund - Class R5	9,133,504	55,805,710
MFS Mid Cap Growth Fund - Class R5 (a)	739,395	8,488,251
MFS Mid Cap Value Fund - Class R5	488,120	8,503,044
MFS New Discovery Fund - Class R5 (a)	113,554	2,843,385
MFS New Discovery Value Fund - Class R5	242,480	2,834,589
MFS Research Bond Fund - Class R5	5,517,871	61,469,079
MFS Research Fund - Class R5	353,621	11,273,433
MFS Research International Fund - Class R5	517,353	8,546,675
MFS Value Fund - Class R5	388,289	11,260,374
Total Underlying Affiliated Funds (Identified Cost, $255,933,852)		$280,255,436

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value (v)	5	$5
Total Investments (Identified Cost, $255,933,857)		$280,255,441

Other Assets, Less Liabilities - (0.1)%		(372,896)
Net Assets - 100.0%		$279,882,545

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments – continued

MFS LIFETIME 2010 FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	211,869	$2,069,960
MFS Commodity Strategy Fund - Class R5 (v)	114,543	1,042,338
MFS Emerging Markets Debt Fund - Class R5	64,264	1,041,075
MFS Global Bond Fund - Class R5	500,520	5,220,424
MFS Global Real Estate Fund - Class R5 (v)	63,012	1,042,846
MFS Government Securities Fund - Class R5	994,158	10,369,067
MFS Growth Fund - Class R5 (a)	74,642	4,173,233
MFS High Income Fund - Class R5	855,895	3,124,018
MFS Inflation-Adjusted Bond Fund - Class R5	904,591	10,348,524
MFS International Growth Fund - Class R5	39,413	1,053,127
MFS International Value Fund - Class R5	33,828	1,053,745
MFS Limited Maturity Fund - Class R5	3,391,606	20,722,710
MFS Mid Cap Growth Fund - Class R5 (a)	273,825	3,143,510
MFS Mid Cap Value Fund - Class R5	180,034	3,136,193
MFS New Discovery Fund - Class R5 (a)	41,855	1,048,048
MFS New Discovery Value Fund - Class R5	89,366	1,044,691
MFS Research Bond Fund - Class R5	2,049,581	22,832,328
MFS Research Fund - Class R5	130,757	4,168,524
MFS Research International Fund - Class R5	191,004	3,155,396
MFS Value Fund - Class R5	143,749	4,168,728
Total Underlying Affiliated Funds (Identified Cost, $91,513,498)		$103,958,485

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value (v)	48,427	$48,427
Total Investments (Identified Cost, $91,561,925)		$104,006,912

Other Assets, Less Liabilities - (0.0)%		(47,980)
Net Assets - 100.0%		$103,958,932

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments – continued

MFS LIFETIME 2015 FUND

Underlying Affiliated Funds - 100.1%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	60,690	$592,938
MFS Commodity Strategy Fund - Class R5 (v)	33,184	301,979
MFS Emerging Markets Debt Fund - Class R5	36,443	590,386
MFS Global Bond Fund - Class R5	143,656	1,498,330
MFS Global Real Estate Fund - Class R5 (v)	18,383	304,248
MFS Government Securities Fund - Class R5	284,281	2,965,047
MFS Growth Fund - Class R5 (a)	26,831	1,500,146
MFS High Income Fund - Class R5	326,058	1,190,111
MFS Inflation-Adjusted Bond Fund - Class R5	259,344	2,966,894
MFS International Growth Fund - Class R5	17,084	456,480
MFS International Value Fund - Class R5	14,701	457,937
MFS Limited Maturity Fund - Class R5	732,671	4,476,622
MFS Mid Cap Growth Fund - Class R5 (a)	92,208	1,058,546
MFS Mid Cap Value Fund - Class R5	61,005	1,062,702
MFS New Discovery Fund - Class R5 (a)	12,209	305,707
MFS New Discovery Value Fund - Class R5	26,046	304,478
MFS Research Bond Fund - Class R5	521,746	5,812,249
MFS Research Fund - Class R5	47,170	1,503,772
MFS Research International Fund - Class R5	64,816	1,070,755
MFS Value Fund - Class R5	51,841	1,503,386
Total Underlying Affiliated Funds (Identified Cost, $29,345,788)		$29,922,713

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value (v)	19	$19
Total Investments (Identified Cost, $29,345,807)		$29,922,732

Other Assets, Less Liabilities - (0.1)%		(19,820)
Net Assets - 100.0%		$29,902,912

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments – continued

MFS LIFETIME 2020 FUND

Underlying Affiliated Funds - 100.1%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	445,142	$4,349,039
MFS Commodity Strategy Fund - Class R5 (v)	632,946	5,759,806
MFS Emerging Markets Debt Fund - Class R5	536,124	8,685,205
MFS Global Bond Fund - Class R5	1,393,468	14,533,868
MFS Global Real Estate Fund - Class R5 (v)	262,157	4,338,702
MFS Government Securities Fund - Class R5	2,761,903	28,806,645
MFS Growth Fund - Class R5 (a)	362,699	20,278,504
MFS High Income Fund - Class R5	3,970,940	14,493,930
MFS Inflation-Adjusted Bond Fund - Class R5	1,901,135	21,748,989
MFS International Growth Fund - Class R5	273,977	7,320,667
MFS International New Discovery Fund - Class R5	53,201	1,426,855
MFS International Value Fund - Class R5	235,895	7,348,128
MFS Limited Maturity Fund - Class R5	2,409,875	14,724,337
MFS Mid Cap Growth Fund - Class R5 (a)	1,390,337	15,961,065
MFS Mid Cap Value Fund - Class R5	918,129	15,993,800
MFS New Discovery Fund - Class R5 (a)	145,670	3,647,580
MFS New Discovery Value Fund - Class R5	311,297	3,639,059
MFS Research Bond Fund - Class R5	3,772,132	42,021,551
MFS Research Fund - Class R5	637,202	20,313,990
MFS Research International Fund - Class R5	886,911	14,651,771
MFS Value Fund - Class R5	700,684	20,319,825
Total Underlying Affiliated Funds (Identified Cost, $252,385,982)		$290,363,316

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value (v)	9	$9
Total Investments (Identified Cost, $252,385,991)		$290,363,325

Other Assets, Less Liabilities - (0.1)%		(305,315)
Net Assets - 100.0%		$290,058,010

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments – continued

MFS LIFETIME 2025 FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	45,389	$443,455
MFS Commodity Strategy Fund - Class R5 (v)	171,806	1,563,432
MFS Emerging Markets Debt Fund - Class R5	82,421	1,335,226
MFS Emerging Markets Equity Fund - Class R5	6,617	220,480
MFS Global Bond Fund - Class R5	193,123	2,014,273
MFS Global Real Estate Fund - Class R5 (v)	67,394	1,115,374
MFS Government Securities Fund - Class R5	217,381	2,267,288
MFS Growth Fund - Class R5 (a)	75,787	4,237,235
MFS High Income Fund - Class R5	611,851	2,233,256
MFS Inflation-Adjusted Bond Fund - Class R5	193,549	2,214,205
MFS International Growth Fund - Class R5	67,683	1,808,486
MFS International New Discovery Fund - Class R5	25,068	672,336
MFS International Value Fund - Class R5	58,376	1,818,403
MFS Mid Cap Growth Fund - Class R5 (a)	313,033	3,593,624
MFS Mid Cap Value Fund - Class R5	206,409	3,595,642
MFS New Discovery Fund - Class R5 (a)	31,526	789,412
MFS New Discovery Value Fund - Class R5	67,186	785,406
MFS Research Bond Fund - Class R5	303,197	3,377,616
MFS Research Fund - Class R5	112,491	3,586,200
MFS Research International Fund - Class R5	178,794	2,953,674
MFS Value Fund - Class R5	146,452	4,247,099
Total Underlying Affiliated Funds (Identified Cost, $43,369,631)		$44,872,122

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value (v)	27	$27
Total Investments (Identified Cost, $43,369,658)		$44,872,149

Other Assets, Less Liabilities - (0.0)%		(20,087)
Net Assets - 100.0%		$44,852,062

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments – continued

MFS LIFETIME 2030 FUND

Underlying Affiliated Funds - 100.1%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	177,847	$1,737,561
MFS Commodity Strategy Fund - Class R5 (v)	1,085,234	9,875,629
MFS Emerging Markets Debt Fund - Class R5	323,924	5,247,573
MFS Emerging Markets Equity Fund - Class R5	87,583	2,918,252
MFS Global Bond Fund - Class R5	673,027	7,019,668
MFS Global Real Estate Fund - Class R5 (v)	495,349	8,198,027
MFS Growth Fund - Class R5 (a)	468,371	26,186,646
MFS High Income Fund - Class R5	2,402,041	8,767,448
MFS Inflation-Adjusted Bond Fund - Class R5	882,819	10,099,443
MFS International Growth Fund - Class R5	483,600	12,921,796
MFS International New Discovery Fund - Class R5	217,513	5,833,704
MFS International Value Fund - Class R5	417,587	13,007,835
MFS Mid Cap Growth Fund - Class R5 (a)	1,885,752	21,648,438
MFS Mid Cap Value Fund - Class R5	1,243,250	21,657,407
MFS New Discovery Fund - Class R5 (a)	199,052	4,984,271
MFS New Discovery Value Fund - Class R5	425,011	4,968,377
MFS Research Bond Fund - Class R5	596,948	6,650,005
MFS Research Fund - Class R5	585,330	18,660,326
MFS Research International Fund - Class R5	1,033,606	17,075,165
MFS Value Fund - Class R5	904,441	26,228,794
Total Underlying Affiliated Funds (Identified Cost, $193,240,647)		$233,686,365

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value (v)	8	$8
Total Investments (Identified Cost, $193,240,655)		$233,686,373

Other Assets, Less Liabilities - (0.1)%		(277,905)
Net Assets - 100.0%		$233,408,468

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments – continued

MFS LIFETIME 2035 FUND

Underlying Affiliated Funds - 100.1%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	7,559	$73,853
MFS Commodity Strategy Fund - Class R5 (v)	151,523	1,378,856
MFS Emerging Markets Debt Fund - Class R5	13,757	222,856
MFS Emerging Markets Equity Fund - Class R5	15,219	507,104
MFS Global Bond Fund - Class R5	28,535	297,617
MFS Global Real Estate Fund - Class R5 (v)	78,768	1,303,604
MFS Growth Fund - Class R5 (a)	60,841	3,401,632
MFS High Income Fund - Class R5	101,842	371,723
MFS Inflation-Adjusted Bond Fund - Class R5	78,689	900,203
MFS International Growth Fund - Class R5	70,877	1,893,842
MFS International New Discovery Fund - Class R5	37,767	1,012,907
MFS International Value Fund - Class R5	61,392	1,912,375
MFS Mid Cap Growth Fund - Class R5 (a)	246,430	2,829,016
MFS Mid Cap Value Fund - Class R5	162,668	2,833,672
MFS New Discovery Fund - Class R5 (a)	27,582	690,644
MFS New Discovery Value Fund - Class R5	59,017	689,912
MFS Research Bond Fund - Class R5	67,854	755,895
MFS Research Fund - Class R5	72,647	2,315,993
MFS Research International Fund - Class R5	137,134	2,265,450
MFS Value Fund - Class R5	117,087	3,395,534
Total Underlying Affiliated Funds (Identified Cost, $27,821,069)		$29,052,688

Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value (v)	182,616	$182,616
Total Investments (Identified Cost, $28,003,685)		$29,235,304

Other Assets, Less Liabilities - (0.7)%		(203,079)
Net Assets - 100.0%		$29,032,225

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments – continued

MFS LIFETIME 2040 FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class R5 (v)	997,689	$9,078,969
MFS Emerging Markets Equity Fund - Class R5	109,886	3,661,387
MFS Global Real Estate Fund - Class R5 (v)	557,376	9,224,568
MFS Growth Fund - Class R5 (a)	388,965	21,747,016
MFS Inflation-Adjusted Bond Fund - Class R5	393,681	4,503,705
MFS International Growth Fund - Class R5	482,032	12,879,890
MFS International New Discovery Fund - Class R5	272,881	7,318,674
MFS International Value Fund - Class R5	417,607	13,008,473
MFS Mid Cap Growth Fund - Class R5 (a)	1,587,555	18,225,136
MFS Mid Cap Value Fund - Class R5	1,048,712	18,268,567
MFS New Discovery Fund - Class R5 (a)	182,673	4,574,137
MFS New Discovery Value Fund - Class R5	390,175	4,561,145
MFS Research Bond Fund - Class R5	405,809	4,520,716
MFS Research Fund - Class R5	455,879	14,533,417
MFS Research International Fund - Class R5	893,098	14,753,976
MFS Value Fund - Class R5	752,465	21,821,491
Total Underlying Affiliated Funds (Identified Cost, $150,164,900)		$182,681,267

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value (v)	21	$21
Total Investments (Identified Cost, $150,164,921)		$182,681,288

Other Assets, Less Liabilities - 0.0%		7,215
Net Assets - 100.0%		$182,688,503

MFS LIFETIME 2045 FUND

Underlying Affiliated Funds - 100.1%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class R5 (v)	78,474	$714,112
MFS Emerging Markets Equity Fund - Class R5	8,691	289,574
MFS Global Real Estate Fund - Class R5 (v)	43,513	720,146
MFS Growth Fund - Class R5 (a)	30,833	1,723,887
MFS Inflation-Adjusted Bond Fund - Class R5	31,171	356,594
MFS International Growth Fund - Class R5	37,865	1,011,753
MFS International New Discovery Fund - Class R5	21,536	577,601
MFS International Value Fund - Class R5	32,520	1,013,003
MFS Mid Cap Growth Fund - Class R5 (a)	125,805	1,444,238
MFS Mid Cap Value Fund - Class R5	82,767	1,441,802
MFS New Discovery Fund - Class R5 (a)	14,367	359,743
MFS New Discovery Value Fund - Class R5	30,835	360,461
MFS Research Bond Fund - Class R5	32,063	357,187
MFS Research Fund - Class R5	36,069	1,149,881
MFS Research International Fund - Class R5	69,873	1,154,301
MFS Value Fund - Class R5	59,379	1,722,001
Total Underlying Affiliated Funds (Identified Cost, $13,738,832)		$14,396,284

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value (v)	11	$11
Total Investments (Identified Cost, $13,738,843)		$14,396,295

Other Assets, Less Liabilities - (0.1)%		(20,106)
Net Assets - 100.0%		$14,376,189

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments – continued

MFS LIFETIME 2050 FUND

Underlying Affiliated Funds - 100.1%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class R5 (v)	160,901	$1,464,198
MFS Emerging Markets Equity Fund - Class R5	17,595	586,252
MFS Global Real Estate Fund - Class R5 (v)	88,478	1,464,306
MFS Growth Fund - Class R5 (a)	62,714	3,506,364
MFS Inflation-Adjusted Bond Fund - Class R5	63,462	726,003
MFS International Growth Fund - Class R5	77,091	2,059,875
MFS International New Discovery Fund - Class R5	43,766	1,173,816
MFS International Value Fund - Class R5	66,162	2,060,929
MFS Mid Cap Growth Fund - Class R5 (a)	255,100	2,928,548
MFS Mid Cap Value Fund - Class R5	167,984	2,926,284
MFS New Discovery Fund - Class R5 (a)	29,272	732,977
MFS New Discovery Value Fund - Class R5	62,607	731,880
MFS Research Bond Fund - Class R5	65,415	728,718
MFS Research Fund - Class R5	73,328	2,337,679
MFS Research International Fund - Class R5	142,267	2,350,253
MFS Value Fund - Class R5	120,923	3,506,764
Total Underlying Affiliated Funds (Identified Cost, $26,420,271)		$29,284,846

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value (v)	6	$6
Total Investments (Identified Cost, $26,420,277)		$29,284,852

Other Assets, Less Liabilities - (0.1)%		(41,375)
Net Assets - 100.0%		$29,243,477

MFS LIFETIME 2055 FUND

Underlying Affiliated Funds - 101.8%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class R5 (v)	6,208	$56,490
MFS Emerging Markets Equity Fund - Class R5	677	22,564
MFS Global Real Estate Fund - Class R5 (v)	3,404	56,336
MFS Growth Fund - Class R5 (a)	2,412	134,857
MFS Inflation-Adjusted Bond Fund - Class R5	2,449	28,020
MFS International Growth Fund - Class R5	2,967	79,286
MFS International New Discovery Fund - Class R5	1,682	45,107
MFS International Value Fund - Class R5	2,549	79,389
MFS Mid Cap Growth Fund - Class R5 (a)	9,814	112,659
MFS Mid Cap Value Fund - Class R5	6,471	112,728
MFS New Discovery Fund - Class R5 (a)	1,128	28,238
MFS New Discovery Value Fund - Class R5	2,411	28,182
MFS Research Bond Fund - Class R5	2,517	28,036
MFS Research Fund - Class R5	2,822	89,953
MFS Research International Fund - Class R5	5,478	90,499
MFS Value Fund - Class R5	4,653	134,951
Total Underlying Affiliated Funds (Identified Cost, $1,031,273)		$1,127,295

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value (v)	1	$1
Total Investments (Identified Cost, $1,031,274)		$1,127,296

Other Assets, Less Liabilities - (1.8)%		(20,167)
Net Assets - 100.0%		$1,107,129

Portfolio Footnotes:

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 4/30/13

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund
Assets
Investments –
Underlying affiliated funds, at value (Identified cost, $255,933,857, $91,561,925, $29,345,807, $252,385,991, and $43,369,658, respectively)	$280,255,441	$104,006,912	$29,922,732	$290,363,325	$44,872,149
Receivables for
Investments sold	271,599	39,389	39,218	583,001	12,931
Fund shares sold	887,748	139,229	955	256,249	95,921
Receivable from investment adviser	44,546	30,829	7,763	47,603	9,409
Other assets	1,371	502	—	1,292	—
Total assets	$281,460,705	$104,216,861	$29,970,668	$291,251,470	$44,990,410

Liabilities
Payable to custodian	$666,397	$—	$30,421	$761,632	$12,474
Payables for
Distributions	30,452	—	—	—	—
Investments purchased	519,367	130,447	133	83,691	96,129
Fund shares reacquired	275,639	61,893	9,451	245,116	—
Payable to affiliates
Shareholder servicing costs	19,942	17,570	264	39,323	532
Distribution and service fees	7,531	1,873	47	4,602	84
Payable for independent Trustees’ compensation	8	7	12	10	7
Accrued expenses and other liabilities	58,824	46,139	27,428	59,086	29,122
Total liabilities	$1,578,160	$257,929	$67,756	$1,193,460	$138,348
Net assets	$279,882,545	$103,958,932	$29,902,912	$290,058,010	$44,852,062

Net assets consist of
Paid-in capital	$257,393,581	$93,820,632	$29,233,616	$262,131,019	$43,241,187
Unrealized appreciation (depreciation) on investments	24,321,584	12,444,987	576,925	37,977,334	1,502,490
Accumulated net realized gain (loss) on investments	(1,776,270)	(2,756,044)	(1,439)	(10,747,522)	18,046
Accumulated undistributed (distributions in excess of) net investment income	(56,350)	449,357	93,810	697,179	90,339
Net assets	$279,882,545	$103,958,932	$29,902,912	$290,058,010	$44,852,062

Statements of Assets and Liabilities – continued

	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund
Net assets
Class A	$108,914,160	$19,812,549	$220,928	$39,924,254	$380,422
Class B	17,243,003	3,204,702	104,796	6,776,595	343,422
Class C	82,968,948	7,881,508	105,607	16,209,363	170,913
Class I	19,402,898	613,525	105,289	2,778,077	109,743
Class R1	2,503,402	5,085,631	104,771	8,292,966	109,202
Class R2	8,640,416	22,719,097	105,029	65,370,735	120,755
Class R3	14,704,225	7,348,313	1,780,902	41,188,477	3,065,270
Class R4	25,505,493	37,293,607	27,375,590	109,517,543	40,552,335
Total net assets	$279,882,545	$103,958,932	$29,902,912	$290,058,010	$44,852,062

Shares of beneficial interest outstanding
Class A	9,097,338	1,553,986	21,148	3,195,373	35,021
Class B	1,439,994	253,243	10,056	546,464	31,713
Class C	6,930,227	629,866	10,134	1,320,993	15,780
Class I	1,620,128	47,871	10,070	221,118	10,098
Class R1	208,931	406,114	10,053	669,287	10,082
Class R2	721,262	1,795,735	10,062	5,264,510	11,130
Class R3	1,227,920	575,606	170,546	3,294,685	282,352
Class R4	2,129,496	2,912,851	2,618,640	8,727,163	3,731,426
Total shares of beneficial interest outstanding	23,375,296	8,175,272	2,860,709	23,239,593	4,127,602

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$11.97	$12.75	$10.45	$12.49	$10.86
Offering price per share (100 / 94.25 × net asset value per share)	$12.70	$13.53	$11.09	$13.25	$11.52

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$11.97	$12.65	$10.42	$12.40	$10.83

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$11.97	$12.51	$10.42	$12.27	$10.83

Class I shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$11.98	$12.82	$10.46	$12.56	$10.87

Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$11.98	$12.52	$10.42	$12.39	$10.83

Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$11.98	$12.65	$10.44	$12.42	$10.85

Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$11.97	$12.77	$10.44	$12.50	$10.86

Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$11.98	$12.80	$10.45	$12.55	$10.87

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Statements of Assets and Liabilities – continued

	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Assets
Investments –
Underlying affiliated funds, at value (Identified cost, $193,240,655, $28,003,685, $150,164,921, $13,738,843, $26,420,277, and $1,031,274, respectively)	$233,686,373	$29,235,304	$182,681,288	$14,396,295	$29,284,852	$1,127,296
Receivables for
Investments sold	389,380	1,394	143,928	72,973	22,863	1,735
Fund shares sold	244,627	9,079	244,468	1,885	27,770	2,598
Receivable from investment adviser	44,219	7,423	41,564	5,731	19,789	3,937
Other assets	1,104	—	877	—	218	—
Total assets	$234,365,703	$29,253,200	$183,112,125	$14,476,884	$29,355,492	$1,135,566

Liabilities
Payable to custodian	$104,745	$—	$47,592	$3,961	$20,238	$1,689
Payables for
Investments purchased	201,357	188,956	24,282	2,981	13,679	2,646
Fund shares reacquired	554,798	4,131	262,554	67,845	37,118	—
Payable to affiliates
Shareholder servicing costs	38,371	628	34,051	436	1,623	284
Distribution and service fees	3,804	74	2,697	50	215	30
Payable for independent Trustees’ compensation	6	13	5	8	8	1
Accrued expenses and other liabilities	54,154	27,173	52,441	25,414	39,134	23,787
Total liabilities	$957,235	$220,975	$423,622	$100,695	$112,015	$28,437
Net assets	$233,408,468	$29,032,225	$182,688,503	$14,376,189	$29,243,477	$1,107,129

Net assets consist of
Paid-in capital	$203,390,329	$27,771,424	$156,823,202	$13,706,219	$26,564,526	$1,009,908
Unrealized appreciation (depreciation) on investments	40,445,718	1,231,619	32,516,367	657,452	2,864,575	96,022
Accumulated net realized gain (loss) on investments	(10,727,876)	5,061	(6,692,599)	4,921	(202,621)	1,795
Accumulated undistributed (distributions in excess of) net investment income	300,297	24,121	41,533	7,597	16,997	(596)
Net assets	$233,408,468	$29,032,225	$182,688,503	$14,376,189	$29,243,477	$1,107,129

Statements of Assets and Liabilities – continued

	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Net assets
Class A	$26,737,698	$670,709	$17,206,614	$208,111	$1,915,706	$142,905
Class B	6,347,028	186,255	3,368,624	142,843	445,922	112,008
Class C	8,949,091	136,255	8,045,926	197,370	467,851	128,783
Class I	6,207,035	112,093	5,754,346	112,473	542,171	112,562
Class R1	9,252,963	111,541	6,368,068	111,918	249,724	112,008
Class R2	59,250,844	319,825	45,141,680	112,194	3,281,801	112,284
Class R3	35,972,066	2,430,982	19,518,478	1,253,097	2,694,086	239,219
Class R4	80,691,743	25,064,565	77,284,767	12,238,183	19,646,216	147,360
Total net assets	$233,408,468	$29,032,225	$182,688,503	$14,376,189	$29,243,477	$1,107,129

Shares of beneficial interest outstanding
Class A	2,136,526	60,565	1,377,116	18,710	142,470	12,848
Class B	512,907	16,853	271,528	12,877	33,486	10,096
Class C	725,884	12,331	655,057	17,797	35,189	11,608
Class I	493,490	10,111	457,891	10,103	40,443	10,112
Class R1	747,012	10,094	516,840	10,087	18,767	10,096
Class R2	4,772,323	28,899	3,636,144	10,095	246,010	10,104
Class R3	2,879,557	219,385	1,562,500	112,615	201,444	21,507
Class R4	6,425,733	2,261,700	6,153,731	1,099,767	1,466,188	13,239
Total shares of beneficial interest outstanding	18,693,432	2,619,938	14,630,807	1,292,051	2,183,997	99,610

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$12.51	$11.07	$12.49	$11.12	$13.45	$11.12
Offering price per share (100 / 94.25 × net asset value per share)	$13.27	$11.75	$13.25	$11.80	$14.27	$11.80

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$12.37	$11.05	$12.41	$11.09	$13.32	$11.09

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$12.33	$11.05	$12.28	$11.09	$13.30	$11.09

Class I shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.58	$11.09	$12.57	$11.13	$13.41	$11.13

Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.39	$11.05	$12.32	$11.10	$13.31	$11.09

Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.42	$11.07	$12.41	$11.11	$13.34	$11.11

Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.49	$11.08	$12.49	$11.13	$13.37	$11.12

Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.56	$11.08	$12.56	$11.13	$13.40	$11.13

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Year ended 4/30/13

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund (c)	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund (c)
Net investment income
Dividends from underlying affiliated funds	$5,210,170	$1,686,764	$100,827	$4,407,835	$99,994
Other	28	14	—	32	—
Total investment income	$5,210,198	$1,686,778	$100,827	$4,407,867	$99,994
Expenses
Distribution and service fees	1,131,297	325,614	2,444	771,767	3,455
Shareholder servicing costs	67,893	54,819	495	120,367	876
Administrative services fee	17,500	17,500	8,631	17,500	8,631
Independent Trustees’ compensation	6,337	2,995	293	6,278	293
Custodian fee	24,016	11,623	5,192	16,009	5,192
Shareholder communications	20,242	11,755	1,492	15,115	1,492
Audit and tax fees	32,847	32,830	18,500	32,855	18,500
Legal fees	2,862	908	4	2,282	4
Registration fees	140,471	105,612	19,216	123,413	20,922
Miscellaneous	13,221	8,419	2,746	11,968	2,757
Total expenses	$1,456,686	$572,075	$59,013	$1,117,554	$62,122
Fees paid indirectly	(1)	—	—	—	—
Reduction of expenses by investment adviser	(322,559)	(245,963)	(56,569)	(344,254)	(58,664)
Net expenses	$1,134,126	$326,112	$2,444	$773,300	$3,458
Net investment income	$4,076,072	$1,360,666	$98,383	$3,634,567	$96,536

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments in underlying affiliated funds	$(156,214)	$216,914	$(2,011)	$132,347	$17,006
Capital gain distributions from underlying affiliated funds	741,343	223,344	2,480	802,458	3,387
Net realized gain (loss) on investments	$585,129	$440,258	$469	$934,805	$20,393
Change in unrealized appreciation (depreciation)
on investments	$11,219,997	$3,445,861	$576,925	$16,986,903	$1,502,490
Net realized and unrealized gain (loss) on investments	$11,805,126	$3,886,119	$577,394	$17,921,708	$1,522,883
Change in net assets from operations	$15,881,198	$5,246,785	$675,777	$21,556,275	$1,619,419

(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.

See Notes to Financial Statements

Statements of Operations – continued

Year ended 4/30/13	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund (c)	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund (c)	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund (c)
Net investment income
Dividends from underlying affiliated funds	$2,572,036	$35,697	$1,547,713	$17,709	$193,882	$8,829
Other	24	—	16	—	—	—
Total investment income	$2,572,060	$35,697	$1,547,729	$17,709	$193,882	$8,829
Expenses
Distribution and service fees	600,883	3,231	423,832	2,826	27,308	2,149
Shareholder servicing costs	121,035	972	111,621	687	6,969	385
Administrative services fee	17,500	8,631	17,500	8,631	17,500	8,631
Independent Trustees’ compensation	5,117	293	3,558	283	1,250	270
Custodian fee	14,637	5,192	13,182	5,192	10,027	5,192
Shareholder communications	14,196	1,492	13,822	1,492	3,943	1,492
Audit and tax fees	32,844	18,500	32,833	18,500	32,276	18,500
Legal fees	1,847	4	1,361	4	189	4
Registration fees	117,699	18,960	112,501	17,192	97,510	15,554
Miscellaneous	10,593	2,747	9,400	2,737	6,698	2,730
Total expenses	$936,351	$60,022	$739,610	$57,544	$203,670	$54,907
Fees paid indirectly	(4)	—	(3)	—	(1)	—
Reduction of expenses by investment adviser	(334,337)	(56,790)	(315,013)	(54,718)	(176,292)	(52,757)
Net expenses	$602,010	$3,232	$424,594	$2,826	$27,377	$2,150
Net investment income	$1,970,050	$32,465	$1,123,135	$14,883	$166,505	$6,679

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments in underlying affiliated funds	$(323,018)	$2,873	$(453,388)	$3,321	$(40,761)	$193
Capital gain distributions from underlying affiliated funds	715,247	3,602	512,811	2,884	59,162	2,677
Net realized gain (loss) on investments	$392,229	$6,475	$59,423	$6,205	$18,401	$2,870
Change in unrealized appreciation (depreciation)
on investments	$21,744,034	$1,231,619	$17,918,703	$657,452	$2,503,762	$96,022
Net realized and unrealized gain (loss) on investments	$22,136,263	$1,238,094	$17,978,126	$663,657	$2,522,163	$98,892
Change in net assets from operations	$24,106,313	$1,270,559	$19,101,261	$678,540	$2,688,668	$105,571

(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Year ended 4/30/13	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund (c)	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund (c)
Change in net assets

From operations
Net investment income	$4,076,072	$1,360,666	$98,383	$3,634,567	$96,536
Net realized gain (loss) on investments	585,129	440,258	469	934,805	20,393
Net unrealized gain (loss) on investments	11,219,997	3,445,861	576,925	16,986,903	1,502,490
Change in net assets from operations	$15,881,198	$5,246,785	$675,777	$21,556,275	$1,619,419

Distributions declared to shareholders
From net investment income	$(4,439,963)	$(1,380,022)	$(5,400)	$(3,799,961)	$(7,300)
Change in net assets from fund share transactions	$101,470,315	$36,824,349	$29,232,535	$118,365,806	$43,239,943
Total change in net assets	$112,911,550	$40,691,112	$29,902,912	$136,122,120	$44,852,062

Net assets
At beginning of period	166,970,995	63,267,820	—	153,935,890	—
At end of period	$279,882,545	$103,958,932	$29,902,912	$290,058,010	$44,852,062
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$(56,350)	$449,357	$93,810	$697,179	$90,339

Year ended 4/30/13	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund (c)	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund (c)	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund (c)
Change in net assets

From operations
Net investment income	$1,970,050	$32,465	$1,123,135	$14,883	$166,505	$6,679
Net realized gain (loss) on investments	392,229	6,475	59,423	6,205	18,401	2,870
Net unrealized gain (loss) on investments	21,744,034	1,231,619	17,918,703	657,452	2,503,762	96,022
Change in net assets from operations	$24,106,313	$1,270,559	$19,101,261	$678,540	$2,688,668	$105,571

Distributions declared to shareholders
From net investment income	$(2,100,005)	$(9,600)	$(1,305,006)	$(8,350)	$(178,904)	$(8,350)
Change in net assets from fund share transactions	$88,775,616	$27,771,266	$77,971,157	$13,705,999	$22,583,213	$1,009,908
Total change in net assets	$110,781,924	$29,032,225	$95,767,412	$14,376,189	$25,092,977	$1,107,129

Net assets
At beginning of period	122,626,544	—	86,921,091	—	4,150,500	—
At end of period	$233,408,468	$29,032,225	$182,688,503	$14,376,189	$29,243,477	$1,107,129
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$300,297	$24,121	$41,533	$7,597	$16,997	$(596)

(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.

See Notes to Financial Statements

Statements of Changes in Net Assets – continued

Year ended 4/30/12	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
Change in net assets

From operations
Net investment income	$3,166,801	$1,561,554	$2,845,231	$1,242,810	$532,792	$20,474
Net realized gain (loss) on investments	1,012,649	1,034,812	1,542,232	1,091,778	842,090	(174,268)
Net unrealized gain (loss) on investments	1,536,982	(360,561)	(1,326,743)	(2,486,694)	(1,858,483)	(9,343)
Change in net assets from operations	$5,716,432	$2,235,805	$3,060,720	$(152,106)	$(483,601)	$(163,137)

Distributions declared to shareholders
From net investment income	$(3,504,139)	$(1,730,004)	$(3,450,100)	$(1,950,049)	$(1,125,025)	$(37,301)
From net realized gain on investments	—	—	—	—	—	(5,543)
Total distributions declared to shareholders	$(3,504,139)	$(1,730,004)	$(3,450,100)	$(1,950,049)	$(1,125,025)	$(42,844)
Change in net assets from fund share transactions	$63,123,952	$5,693,673	$18,790,050	$22,782,678	$17,396,489	$1,517,275
Total change in net assets	$65,336,245	$6,199,474	$18,400,670	$20,680,523	$15,787,863	$1,311,294

Net assets
At beginning of period	101,634,750	57,068,346	135,535,220	101,946,021	71,133,228	2,839,206
At end of period	$166,970,995	$63,267,820	$153,935,890	$122,626,544	$86,921,091	$4,150,500
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$22,299	$382,615	$545,872	$110,610	$(14,845)	$4,218

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS LIFETIME RETIREMENT INCOME FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2013	2012	2011	2010		2009
Net asset value, beginning of period	$11.40	$11.31	$10.59	$9.00		$10.09

Income (loss) from investment operations
Net investment income (d)(l)	$0.25	$0.31	$0.28	$0.32		$0.34
Net realized and unrealized gain (loss) on investments	0.59	0.12	0.74	1.61		(1.04)
Total from investment operations	$0.84	$0.43	$1.02	$1.93		$(0.70)

Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.34)	$(0.30)	$(0.34)		$(0.35)
From net realized gain on investments	—	—	—	(0.00	)(w)	(0.04)
Total distributions declared to shareholders	$(0.27)	$(0.34)	$(0.30)	$(0.34)		$(0.39)
Net asset value, end of period (x)	$11.97	$11.40	$11.31	$10.59		$9.00
Total return (%) (r)(s)(t)(x)	7.46	3.92	9.81	21.68		(6.90)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40	0.44	0.52	0.70		1.23
Expenses after expense reductions (f)(h)	0.25	0.25	0.28	0.35		0.43
Net investment income (l)	2.16	2.82	2.61	3.20		3.72
Portfolio turnover	8	14	20	12		58
Net assets at end of period (000 omitted)	$108,914	$61,183	$36,345	$21,257		$4,940

	Years ended 4/30
Class B	2013	2012	2011	2010		2009
Net asset value, beginning of period	$11.41	$11.32	$10.60	$9.00		$10.09

Income (loss) from investment operations
Net investment income (d)(l)	$0.16	$0.23	$0.20	$0.25		$0.28
Net realized and unrealized gain (loss) on investments	0.58	0.12	0.74	1.61		(1.05)
Total from investment operations	$0.74	$0.35	$0.94	$1.86		$(0.77)

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.26)	$(0.22)	$(0.26)		$(0.28)
From net realized gain on investments	—	—	—	(0.00	)(w)	(0.04)
Total distributions declared to shareholders	$(0.18)	$(0.26)	$(0.22)	$(0.26)		$(0.32)
Net asset value, end of period (x)	$11.97	$11.41	$11.32	$10.60		$9.00
Total return (%) (r)(s)(t)(x)	6.57	3.15	8.99	20.90		(7.52)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	1.19	1.27	1.48		1.91
Expenses after expense reductions (f)(h)	1.00	1.00	1.03	1.10		1.10
Net investment income (l)	1.41	2.07	1.85	2.47		3.11
Portfolio turnover	8	14	20	12		58
Net assets at end of period (000 omitted)	$17,243	$11,082	$5,419	$3,104		$1,377

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

	Years ended 4/30
Class C	2013	2012	2011	2010		2009
Net asset value, beginning of period	$11.41	$11.31	$10.60	$9.00		$10.10

Income (loss) from investment operations
Net investment income (d)(l)	$0.16	$0.23	$0.20	$0.25		$0.29
Net realized and unrealized gain (loss) on investments	0.58	0.13	0.73	1.61		(1.07)
Total from investment operations	$0.74	$0.36	$0.93	$1.86		$(0.78)

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.26)	$(0.22)	$(0.26)		$(0.28)
From net realized gain on investments	—	—	—	(0.00	)(w)	(0.04)
Total distributions declared to shareholders	$(0.18)	$(0.26)	$(0.22)	$(0.26)		$(0.32)
Net asset value, end of period (x)	$11.97	$11.41	$11.31	$10.60		$9.00
Total return (%) (r)(s)(t)(x)	6.57	3.24	8.89	20.90		(7.61)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	1.19	1.26	1.43		1.88
Expenses after expense reductions (f)(h)	1.00	1.00	1.03	1.10		1.10
Net investment income (l)	1.40	2.07	1.82	2.46		3.20
Portfolio turnover	8	14	20	12		58
Net assets at end of period (000 omitted)	$82,969	$61,848	$32,200	$15,484		$2,808

	Years ended 4/30
Class I	2013	2012	2011	2010		2009
Net asset value, beginning of period	$11.41	$11.32	$10.60	$9.00		$10.10

Income (loss) from investment operations
Net investment income (d)(l)	$0.28	$0.34	$0.32	$0.34		$0.37
Net realized and unrealized gain (loss) on investments	0.59	0.12	0.73	1.62		(1.05)
Total from investment operations	$0.87	$0.46	$1.05	$1.96		$(0.68)

Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.37)	$(0.33)	$(0.36)		$(0.38)
From net realized gain on investments	—	—	—	(0.00	)(w)	(0.04)
Total distributions declared to shareholders	$(0.30)	$(0.37)	$(0.33)	$(0.36)		$(0.42)
Net asset value, end of period (x)	$11.98	$11.41	$11.32	$10.60		$9.00
Total return (%) (r)(s)(x)	7.72	4.18	10.07	22.09		(6.68)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.15	0.19	0.26	0.45		0.90
Expenses after expense reductions (f)(h)	0.00	0.00	0.01	0.10		0.10
Net investment income (l)	2.39	3.03	2.91	3.33		4.07
Portfolio turnover	8	14	20	12		58
Net assets at end of period (000 omitted)	$19,403	$8,556	$5,375	$557		$198

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

	Years ended 4/30
Class R1	2013	2012	2011	2010		2009
Net asset value, beginning of period	$11.41	$11.32	$10.61	$9.01		$10.10

Income (loss) from investment operations
Net investment income (d)(l)	$0.16	$0.23	$0.21	$0.25		$0.29
Net realized and unrealized gain (loss) on investments	0.59	0.12	0.72	1.61		(1.06)
Total from investment operations	$0.75	$0.35	$0.93	$1.86		$(0.77)

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.26)	$(0.22)	$(0.26)		$(0.28)
From net realized gain on investments	—	—	—	(0.00	)(w)	(0.04)
Total distributions declared to shareholders	$(0.18)	$(0.26)	$(0.22)	$(0.26)		$(0.32)
Net asset value, end of period (x)	$11.98	$11.41	$11.32	$10.61		$9.01
Total return (%) (r)(s)(x)	6.66	3.15	8.89	20.88		(7.51)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	1.20	1.25	1.51		1.91
Expenses after expense reductions (f)(h)	1.00	1.00	1.02	1.10		1.10
Net investment income (l)	1.43	2.05	1.90	2.47		3.12
Portfolio turnover	8	14	20	12		58
Net assets at end of period (000 omitted)	$2,503	$2,831	$3,507	$1,023		$691

	Years ended 4/30
Class R2	2013	2012	2011	2010		2009
Net asset value, beginning of period	$11.41	$11.32	$10.60	$9.00		$10.09

Income (loss) from investment operations
Net investment income (d)(l)	$0.23	$0.27	$0.25	$0.30		$0.33
Net realized and unrealized gain (loss) on investments	0.58	0.13	0.74	1.61		(1.05)
Total from investment operations	$0.81	$0.40	$0.99	$1.91		$(0.72)

Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.31)	$(0.27)	$(0.31)		$(0.33)
From net realized gain on investments	—	—	—	(0.00	)(w)	(0.04)
Total distributions declared to shareholders	$(0.24)	$(0.31)	$(0.27)	$(0.31)		$(0.37)
Net asset value, end of period (x)	$11.98	$11.41	$11.32	$10.60		$9.00
Total return (%) (r)(s)(x)	7.19	3.66	9.53	21.49		(7.05)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.65	0.70	0.77	0.99		1.40
Expenses after expense reductions (f)(h)	0.50	0.50	0.53	0.60		0.60
Net investment income (l)	1.95	2.46	2.35	2.98		3.57
Portfolio turnover	8	14	20	12		58
Net assets at end of period (000 omitted)	$8,640	$8,799	$12,771	$10,624		$6,102

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

	Years ended 4/30
Class R3	2013	2012	2011	2010		2009
Net asset value, beginning of period	$11.41	$11.31	$10.60	$8.99		$10.09

Income (loss) from investment operations
Net investment income (d)(l)	$0.25	$0.33	$0.28	$0.33		$0.35
Net realized and unrealized gain (loss) on investments	0.58	0.11	0.73	1.62		(1.06)
Total from investment operations	$0.83	$0.44	$1.01	$1.95		$(0.71)

Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.34)	$(0.30)	$(0.34)		$(0.35)
From net realized gain on investments	—	—	—	(0.00	)(w)	(0.04)
Total distributions declared to shareholders	$(0.27)	$(0.34)	$(0.30)	$(0.34)		$(0.39)
Net asset value, end of period (x)	$11.97	$11.41	$11.31	$10.60		$8.99
Total return (%) (r)(s)(x)	7.37	4.01	9.70	21.93		(6.92)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40	0.44	0.52	0.77		1.15
Expenses after expense reductions (f)(h)	0.25	0.25	0.28	0.35		0.35
Net investment income (l)	2.15	2.95	2.60	3.29		3.82
Portfolio turnover	8	14	20	12		58
Net assets at end of period (000 omitted)	$14,704	$11,705	$5,883	$4,151		$5,071

	Years ended 4/30
Class R4	2013	2012	2011	2010		2009
Net asset value, beginning of period	$11.42	$11.32	$10.61	$9.00		$10.10

Income (loss) from investment operations
Net investment income (d)(l)	$0.28	$0.32	$0.31	$0.34		$0.37
Net realized and unrealized gain (loss) on investments	0.58	0.15	0.73	1.63		(1.05)
Total from investment operations	$0.86	$0.47	$1.04	$1.97		$(0.68)

Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.37)	$(0.33)	$(0.36)		$(0.38)
From net realized gain on investments	—	—	—	(0.00	)(w)	(0.04)
Total distributions declared to shareholders	$(0.30)	$(0.37)	$(0.33)	$(0.36)		$(0.42)
Net asset value, end of period (x)	$11.98	$11.42	$11.32	$10.61		$9.00
Total return (%) (r)(s)(x)	7.63	4.27	9.97	22.21		(6.67)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.15	0.19	0.27	0.47		0.88
Expenses after expense reductions (f)(h)	0.00	0.00	0.03	0.10		0.10
Net investment income (l)	2.41	2.88	2.82	3.38		3.97
Portfolio turnover	8	14	20	12		58
Net assets at end of period (000 omitted)	$25,505	$967	$134	$116		$58

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.15	$12.07	$11.30	$9.51	$10.98

Income (loss) from investment operations
Net investment income (d)(l)	$0.27	$0.34	$0.30	$0.34	$0.34
Net realized and unrealized gain (loss) on investments	0.62	0.11	0.78	1.78	(1.45)
Total from investment operations	$0.89	$0.45	$1.08	$2.12	$(1.11)

Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.37)	$(0.31)	$(0.33)	$(0.35)
From net realized gain on investments	—	—	—	—	(0.01)
Total distributions declared to shareholders	$(0.29)	$(0.37)	$(0.31)	$(0.33)	$(0.36)
Net asset value, end of period (x)	$12.75	$12.15	$12.07	$11.30	$9.51
Total return (%) (r)(s)(t)(x)	7.45	3.90	9.73	22.39	(9.89)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.60	0.59	0.62	0.68	0.90
Expenses after expense reductions (f)(h)	0.25	0.25	0.28	0.35	0.43
Net investment income (l)	2.17	2.83	2.59	3.16	3.44
Portfolio turnover	21	29	29	14	62
Net assets at end of period (000 omitted)	$19,813	$15,843	$12,831	$9,605	$6,136

	Years ended 4/30
Class B	2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.07	$11.98	$11.22	$9.44	$10.91

Income (loss) from investment operations
Net investment income (d)(l)	$0.17	$0.24	$0.21	$0.26	$0.27
Net realized and unrealized gain (loss) on investments	0.62	0.12	0.78	1.77	(1.43)
Total from investment operations	$0.79	$0.36	$0.99	$2.03	$(1.16)

Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.27)	$(0.23)	$(0.25)	$(0.30)
From net realized gain on investments	—	—	—	—	(0.01)
Total distributions declared to shareholders	$(0.21)	$(0.27)	$(0.23)	$(0.25)	$(0.31)
Net asset value, end of period (x)	$12.65	$12.07	$11.98	$11.22	$9.44
Total return (%) (r)(s)(t)(x)	6.58	3.09	8.91	21.57	(10.46)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.35	1.34	1.37	1.44	1.57
Expenses after expense reductions (f)(h)	1.00	1.00	1.03	1.10	1.10
Net investment income (l)	1.40	2.04	1.84	2.42	2.77
Portfolio turnover	21	29	29	14	62
Net assets at end of period (000 omitted)	$3,205	$2,347	$2,764	$2,096	$1,762

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

	Years ended 4/30
Class C	2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.95	$11.87	$11.13	$9.40	$10.89

Income (loss) from investment operations
Net investment income (d)(l)	$0.17	$0.24	$0.21	$0.26	$0.27
Net realized and unrealized gain (loss) on investments	0.61	0.11	0.78	1.75	(1.44)
Total from investment operations	$0.78	$0.35	$0.99	$2.01	$(1.17)

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.27)	$(0.25)	$(0.28)	$(0.31)
From net realized gain on investments	—	—	—	—	(0.01)
Total distributions declared to shareholders	$(0.22)	$(0.27)	$(0.25)	$(0.28)	$(0.32)
Net asset value, end of period (x)	$12.51	$11.95	$11.87	$11.13	$9.40
Total return (%) (r)(s)(t)(x)	6.56	3.10	8.98	21.44	(10.52)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.35	1.34	1.37	1.42	1.58
Expenses after expense reductions (f)(h)	1.00	1.00	1.03	1.10	1.10
Net investment income (l)	1.41	2.04	1.86	2.42	2.79
Portfolio turnover	21	29	29	14	62
Net assets at end of period (000 omitted)	$7,882	$5,674	$6,206	$4,243	$2,138

	Years ended 4/30
Class I	2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.21	$12.13	$11.35	$9.54	$11.02

Income (loss) from investment operations
Net investment income (d)(l)	$0.30	$0.37	$0.33	$0.37	$0.37
Net realized and unrealized gain (loss) on investments	0.63	0.11	0.79	1.79	(1.46)
Total from investment operations	$0.93	$0.48	$1.12	$2.16	$(1.09)

Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.40)	$(0.34)	$(0.35)	$(0.38)
From net realized gain on investments	—	—	—	—	(0.01)
Total distributions declared to shareholders	$(0.32)	$(0.40)	$(0.34)	$(0.35)	$(0.39)
Net asset value, end of period (x)	$12.82	$12.21	$12.13	$11.35	$9.54
Total return (%) (r)(s)(x)	7.73	4.12	10.01	22.79	(9.64)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.35	0.34	0.37	0.44	0.55
Expenses after expense reductions (f)(h)	0.00	0.00	0.03	0.10	0.10
Net investment income (l)	2.41	3.06	2.82	3.45	3.66
Portfolio turnover	21	29	29	14	62
Net assets at end of period (000 omitted)	$614	$611	$603	$499	$370

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

	Years ended 4/30
Class R1	2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.94	$11.88	$11.14	$9.39	$10.85

Income (loss) from investment operations
Net investment income (d)(l)	$0.17	$0.24	$0.21	$0.26	$0.27
Net realized and unrealized gain (loss) on investments	0.62	0.11	0.77	1.75	(1.43)
Total from investment operations	$0.79	$0.35	$0.98	$2.01	$(1.16)

Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.29)	$(0.24)	$(0.26)	$(0.29)
From net realized gain on investments	—	—	—	—	(0.01)
Total distributions declared to shareholders	$(0.21)	$(0.29)	$(0.24)	$(0.26)	$(0.30)
Net asset value, end of period (x)	$12.52	$11.94	$11.88	$11.14	$9.39
Total return (%) (r)(s)(x)	6.65	3.04	8.92	21.52	(10.49)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.35	1.34	1.37	1.43	1.57
Expenses after expense reductions (f)(h)	1.00	1.00	1.03	1.10	1.10
Net investment income (l)	1.42	2.06	1.86	2.44	2.78
Portfolio turnover	21	29	29	14	62
Net assets at end of period (000 omitted)	$5,086	$4,879	$4,348	$3,622	$2,636

	Years ended 4/30
Class R2	2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.05	$11.98	$11.22	$9.45	$10.92

Income (loss) from investment operations
Net investment income (d)(l)	$0.23	$0.30	$0.27	$0.31	$0.32
Net realized and unrealized gain (loss) on investments	0.63	0.11	0.77	1.77	(1.44)
Total from investment operations	$0.86	$0.41	$1.04	$2.08	$(1.12)

Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.34)	$(0.28)	$(0.31)	$(0.34)
From net realized gain on investments	—	—	—	—	(0.01)
Total distributions declared to shareholders	$(0.26)	$(0.34)	$(0.28)	$(0.31)	$(0.35)
Net asset value, end of period (x)	$12.65	$12.05	$11.98	$11.22	$9.45
Total return (%) (r)(s)(x)	7.18	3.59	9.42	22.11	(10.06)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.85	0.84	0.87	0.92	1.07
Expenses after expense reductions (f)(h)	0.50	0.50	0.53	0.60	0.60
Net investment income (l)	1.92	2.56	2.34	2.93	3.28
Portfolio turnover	21	29	29	14	62
Net assets at end of period (000 omitted)	$22,719	$25,731	$23,777	$22,114	$13,266

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

	Years ended 4/30
Class R3	2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.16	$12.08	$11.30	$9.51	$10.98

Income (loss) from investment operations
Net investment income (d)(l)	$0.26	$0.33	$0.29	$0.34	$0.35
Net realized and unrealized gain (loss) on investments	0.64	0.12	0.80	1.78	(1.46)
Total from investment operations	$0.90	$0.45	$1.09	$2.12	$(1.11)

Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.37)	$(0.31)	$(0.33)	$(0.35)
From net realized gain on investments	—	—	—	—	(0.01)
Total distributions declared to shareholders	$(0.29)	$(0.37)	$(0.31)	$(0.33)	$(0.36)
Net asset value, end of period (x)	$12.77	$12.16	$12.08	$11.30	$9.51
Total return (%) (r)(s)(x)	7.47	3.85	9.74	22.39	(9.85)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.60	0.59	0.62	0.69	0.81
Expenses after expense reductions (f)(h)	0.25	0.25	0.28	0.35	0.35
Net investment income (l)	2.14	2.77	2.55	3.19	3.49
Portfolio turnover	21	29	29	14	62
Net assets at end of period (000 omitted)	$7,348	$7,665	$6,278	$5,536	$4,658

	Years ended 4/30
Class R4	2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.19	$12.11	$11.34	$9.53	$11.01

Income (loss) from investment operations
Net investment income (d)(l)	$0.26	$0.36	$0.33	$0.36	$0.37
Net realized and unrealized gain (loss) on investments	0.67	0.12	0.78	1.80	(1.46)
Total from investment operations	$0.93	$0.48	$1.11	$2.16	$(1.09)

Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.40)	$(0.34)	$(0.35)	$(0.38)
From net realized gain on investments	—	—	—	—	(0.01)
Total distributions declared to shareholders	$(0.32)	$(0.40)	$(0.34)	$(0.35)	$(0.39)
Net asset value, end of period (x)	$12.80	$12.19	$12.11	$11.34	$9.53
Total return (%) (r)(s)(x)	7.74	4.12	9.93	22.81	(9.64)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.29	0.34	0.37	0.43	0.52
Expenses after expense reductions (f)(h)	0.00	0.00	0.04	0.10	0.10
Net investment income (l)	2.05	3.04	2.84	3.39	3.48
Portfolio turnover	21	29	29	14	62
Net assets at end of period (000 omitted)	$37,294	$519	$261	$176	$108

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2015 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.11
Net realized and unrealized gain (loss) on investments	0.41
Total from investment operations	$0.52

Less distributions declared to shareholders
From net investment income	$(0.07)
Net asset value, end of period (x)	$10.45
Total return (%) (r)(s)(t)(x)	5.20	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	8.83	(a)
Expenses after expense reductions (f)(h)	0.25	(a)
Net investment income (l)	2.21	(a)
Portfolio turnover	6	(n)
Net assets at end of period (000 omitted)	$221

Class B	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.08
Net realized and unrealized gain (loss) on investments	0.39
Total from investment operations	$0.47

Less distributions declared to shareholders
From net investment income	$(0.05)
Net asset value, end of period (x)	$10.42
Total return (%) (r)(s)(t)(x)	4.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	10.44	(a)
Expenses after expense reductions (f)(h)	1.00	(a)
Net investment income (l)	1.56	(a)
Portfolio turnover	6	(n)
Net assets at end of period (000 omitted)	$105

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2015 FUND – continued

Class C	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.08
Net realized and unrealized gain (loss) on investments	0.39
Total from investment operations	$0.47

Less distributions declared to shareholders
From net investment income	$(0.05)
Net asset value, end of period (x)	$10.42
Total return (%) (r)(s)(t)(x)	4.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	10.43	(a)
Expenses after expense reductions (f)(h)	1.00	(a)
Net investment income (l)	1.56	(a)
Portfolio turnover	6	(n)
Net assets at end of period (000 omitted)	$106

Class I	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.13
Net realized and unrealized gain (loss) on investments	0.40
Total from investment operations	$0.53

Less distributions declared to shareholders
From net investment income	$(0.07)
Net asset value, end of period (x)	$10.46
Total return (%) (r)(s)(x)	5.33	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	9.43	(a)
Expenses after expense reductions (f)(h)	0.00	(a)
Net investment income (l)	2.55	(a)
Portfolio turnover	6	(n)
Net assets at end of period (000 omitted)	$105

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2015 FUND – continued

Class R1	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.08
Net realized and unrealized gain (loss) on investments	0.39
Total from investment operations	$0.47

Less distributions declared to shareholders
From net investment income	$(0.05)
Net asset value, end of period (x)	$10.42
Total return (%) (r)(s)(x)	4.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	10.44	(a)
Expenses after expense reductions (f)(h)	1.00	(a)
Net investment income (l)	1.56	(a)
Portfolio turnover	6	(n)
Net assets at end of period (000 omitted)	$105

Class R2	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.10
Net realized and unrealized gain (loss) on investments	0.40
Total from investment operations	$0.50

Less distributions declared to shareholders
From net investment income	$(0.06)
Net asset value, end of period (x)	$10.44
Total return (%) (r)(s)(x)	5.04	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	9.93	(a)
Expenses after expense reductions (f)(h)	0.50	(a)
Net investment income (l)	2.06	(a)
Portfolio turnover	6	(n)
Net assets at end of period (000 omitted)	$105

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2015 FUND – continued

Class R3	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.09
Net realized and unrealized gain (loss) on investments	0.42
Total from investment operations	$0.51

Less distributions declared to shareholders
From net investment income	$(0.07)
Net asset value, end of period (x)	$10.44
Total return (%) (r)(s)(x)	5.09	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.85	(a)
Expenses after expense reductions (f)(h)	0.25	(a)
Net investment income (l)	1.78	(a)
Portfolio turnover	6	(n)
Net assets at end of period (000 omitted)	$1,781

Class R4	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.10
Net realized and unrealized gain (loss) on investments	0.42
Total from investment operations	$0.52

Less distributions declared to shareholders
From net investment income	$(0.07)
Net asset value, end of period (x)	$10.45
Total return (%) (r)(s)(x)	5.23	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.46	(a)
Expenses after expense reductions (f)(h)	0.00	(a)
Net investment income (l)	1.93	(a)
Portfolio turnover	6	(n)
Net assets at end of period (000 omitted)	$27,376

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2015 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2013	2012		2011	2010	2009
Net asset value, beginning of period	$11.54	$11.61		$10.30	$7.97	$11.36

Income (loss) from investment operations
Net investment income (d)(l)	$0.23	$0.25		$0.20	$0.22	$0.21
Net realized and unrealized gain (loss) on investments	0.95	(0.02	)(g)	1.34	2.36	(3.28)
Total from investment operations	$1.18	$0.23		$1.54	$2.58	$(3.07)

Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.30)		$(0.23)	$(0.25)	$(0.26)
From net realized gain on investments	—	—		—	—	(0.06)
Total distributions declared to shareholders	$(0.23)	$(0.30)		$(0.23)	$(0.25)	$(0.32)
Net asset value, end of period (x)	$12.49	$11.54		$11.61	$10.30	$7.97
Total return (%) (r)(s)(t)(x)	10.34	2.15		15.11	32.47	(26.93)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.42	0.43		0.44	0.46	0.60
Expenses after expense reductions (f)(h)	0.25	0.25		0.28	0.35	0.43
Net investment income (l)	1.94	2.27		1.91	2.28	2.35
Portfolio turnover	15	14		19	9	38
Net assets at end of period (000 omitted)	$39,924	$33,245		$27,869	$20,097	$10,928

	Years ended 4/30
Class B	2013	2012		2011	2010	2009
Net asset value, beginning of period	$11.45	$11.52		$10.23	$7.92	$11.28

Income (loss) from investment operations
Net investment income (d)(l)	$0.14	$0.17		$0.12	$0.15	$0.15
Net realized and unrealized gain (loss) on investments	0.96	(0.03	)(g)	1.33	2.34	(3.26)
Total from investment operations	$1.10	$0.14		$1.45	$2.49	$(3.11)

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.21)		$(0.16)	$(0.18)	$(0.19)
From net realized gain on investments	—	—		—	—	(0.06)
Total distributions declared to shareholders	$(0.15)	$(0.21)		$(0.16)	$(0.18)	$(0.25)
Net asset value, end of period (x)	$12.40	$11.45		$11.52	$10.23	$7.92
Total return (%) (r)(s)(t)(x)	9.65	1.36		14.23	31.53	(27.49)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.17	1.18		1.19	1.22	1.26
Expenses after expense reductions (f)(h)	1.00	1.00		1.03	1.10	1.10
Net investment income (l)	1.19	1.51		1.16	1.55	1.63
Portfolio turnover	15	14		19	9	38
Net assets at end of period (000 omitted)	$6,777	$5,820		$5,649	$4,418	$3,176

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Years ended 4/30
Class C	2013	2012		2011	2010	2009
Net asset value, beginning of period	$11.34	$11.43		$10.16	$7.88	$11.24

Income (loss) from investment operations
Net investment income (d)(l)	$0.14	$0.17		$0.12	$0.15	$0.14
Net realized and unrealized gain (loss) on investments	0.94	(0.03	)(g)	1.32	2.32	(3.24)
Total from investment operations	$1.08	$0.14		$1.44	$2.47	$(3.10)

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.23)		$(0.17)	$(0.19)	$(0.20)
From net realized gain on investments	—	—		—	—	(0.06)
Total distributions declared to shareholders	$(0.15)	$(0.23)		$(0.17)	$(0.19)	$(0.26)
Net asset value, end of period (x)	$12.27	$11.34		$11.43	$10.16	$7.88
Total return (%) (r)(s)(t)(x)	9.64	1.33		14.27	31.52	(27.49)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.17	1.18		1.19	1.21	1.27
Expenses after expense reductions (f)(h)	1.00	1.00		1.03	1.10	1.10
Net investment income (l)	1.19	1.54		1.17	1.58	1.62
Portfolio turnover	15	14		19	9	38
Net assets at end of period (000 omitted)	$16,209	$11,862		$9,727	$5,978	$3,036

	Years ended 4/30
Class I	2013	2012		2011	2010	2009
Net asset value, beginning of period	$11.59	$11.66		$10.34	$8.00	$11.41

Income (loss) from investment operations
Net investment income (d)(l)	$0.26	$0.28		$0.23	$0.24	$0.24
Net realized and unrealized gain (loss) on investments	0.97	(0.03	)(g)	1.34	2.37	(3.30)
Total from investment operations	$1.23	$0.25		$1.57	$2.61	$(3.06)

Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.32)		$(0.25)	$(0.27)	$(0.29)
From net realized gain on investments	—	—		—	—	(0.06)
Total distributions declared to shareholders	$(0.26)	$(0.32)		$(0.25)	$(0.27)	$(0.35)
Net asset value, end of period (x)	$12.56	$11.59		$11.66	$10.34	$8.00
Total return (%) (r)(s)(x)	10.73	2.38		15.39	32.75	(26.72)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.17	0.18		0.19	0.22	0.27
Expenses after expense reductions (f)(h)	0.00	0.00		0.03	0.10	0.10
Net investment income (l)	2.18	2.50		2.19	2.57	2.65
Portfolio turnover	15	14		19	9	38
Net assets at end of period (000 omitted)	$2,778	$1,948		$1,488	$857	$645
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Years ended 4/30
Class R1	2013	2012		2011	2010	2009
Net asset value, beginning of period	$11.43	$11.50		$10.20	$7.90	$11.23

Income (loss) from investment operations
Net investment income (d)(l)	$0.14	$0.17		$0.12	$0.14	$0.14
Net realized and unrealized gain (loss) on investments	0.96	(0.03	)(g)	1.33	2.34	(3.23)
Total from investment operations	$1.10	$0.14		$1.45	$2.48	$(3.09)

Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.21)		$(0.15)	$(0.18)	$(0.18)
From net realized gain on investments	—	—		—	—	(0.06)
Total distributions declared to shareholders	$(0.14)	$(0.21)		$(0.15)	$(0.18)	$(0.24)
Net asset value, end of period (x)	$12.39	$11.43		$11.50	$10.20	$7.90
Total return (%) (r)(s)(x)	9.65	1.32		14.26	31.53	(27.46)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.18	1.18		1.19	1.22	1.26
Expenses after expense reductions (f)(h)	1.00	1.00		1.03	1.10	1.10
Net investment income (l)	1.19	1.50		1.14	1.55	1.53
Portfolio turnover	15	14		19	9	38
Net assets at end of period (000 omitted)	$8,293	$8,804		$9,509	$9,195	$6,757

	Years ended 4/30
Class R2	2013	2012		2011	2010	2009
Net asset value, beginning of period	$11.46	$11.54		$10.24	$7.93	$11.31

Income (loss) from investment operations
Net investment income (d)(l)	$0.20	$0.22		$0.18	$0.19	$0.19
Net realized and unrealized gain (loss) on investments	0.96	(0.03	)(g)	1.33	2.35	(3.26)
Total from investment operations	$1.16	$0.19		$1.51	$2.54	$(3.07)

Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.27)		$(0.21)	$(0.23)	$(0.25)
From net realized gain on investments	—	—		—	—	(0.06)
Total distributions declared to shareholders	$(0.20)	$(0.27)		$(0.21)	$(0.23)	$(0.31)
Net asset value, end of period (x)	$12.42	$11.46		$11.54	$10.24	$7.93
Total return (%) (r)(s)(x)	10.21	1.82		14.84	32.13	(27.05)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.68	0.68		0.69	0.72	0.77
Expenses after expense reductions (f)(h)	0.50	0.50		0.53	0.60	0.60
Net investment income (l)	1.68	2.02		1.66	2.06	2.18
Portfolio turnover	15	14		19	9	38
Net assets at end of period (000 omitted)	$65,371	$67,060		$61,509	$49,039	$31,030

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Years ended 4/30
Class R3	2013	2012		2011	2010	2009
Net asset value, beginning of period	$11.54	$11.62		$10.30	$7.97	$11.36

Income (loss) from investment operations
Net investment income (d)(l)	$0.23	$0.25		$0.20	$0.22	$0.21
Net realized and unrealized gain (loss) on investments	0.96	(0.03	)(g)	1.35	2.36	(3.28)
Total from investment operations	$1.19	$0.22		$1.55	$2.58	$(3.07)

Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.30)		$(0.23)	$(0.25)	$(0.26)
From net realized gain on investments	—	—		—	—	(0.06)
Total distributions declared to shareholders	$(0.23)	$(0.30)		$(0.23)	$(0.25)	$(0.32)
Net asset value, end of period (x)	$12.50	$11.54		$11.62	$10.30	$7.97
Total return (%) (r)(s)(x)	10.46	2.06		15.18	32.47	(26.91)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.42	0.43		0.44	0.47	0.51
Expenses after expense reductions (f)(h)	0.25	0.25		0.28	0.35	0.35
Net investment income (l)	1.94	2.27		1.91	2.31	2.33
Portfolio turnover	15	14		19	9	38
Net assets at end of period (000 omitted)	$41,188	$23,615		$19,344	$15,848	$11,616

	Years ended 4/30
Class R4	2013	2012		2011	2010	2009
Net asset value, beginning of period	$11.58	$11.65		$10.34	$7.99	$11.40

Income (loss) from investment operations
Net investment income (d)(l)	$0.27	$0.29		$0.21	$0.24	$0.22
Net realized and unrealized gain (loss) on investments	0.96	(0.04	)(g)	1.35	2.38	(3.28)
Total from investment operations	$1.23	$0.25		$1.56	$2.62	$(3.06)

Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.32)		$(0.25)	$(0.27)	$(0.29)
From net realized gain on investments	—	—		—	—	(0.06)
Total distributions declared to shareholders	$(0.26)	$(0.32)		$(0.25)	$(0.27)	$(0.35)
Net asset value, end of period (x)	$12.55	$11.58		$11.65	$10.34	$7.99
Total return (%) (r)(s)(x)	10.74	2.39		15.29	32.92	(26.75)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.16	0.18		0.19	0.21	0.23
Expenses after expense reductions (f)(h)	0.00	0.00		0.05	0.10	0.10
Net investment income (l)	2.21	2.61		2.03	2.54	1.99
Portfolio turnover	15	14		19	9	38
Net assets at end of period (000 omitted)	$109,518	$1,583		$441	$344	$204

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.09
Net realized and unrealized gain (loss) on investments	0.86
Total from investment operations	$0.95

Less distributions declared to shareholders
From net investment income	$(0.09)
Net asset value, end of period (x)	$10.86
Total return (%) (r)(s)(t)(x)	9.61	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	7.31	(a)
Expenses after expense reductions (f)(h)	0.25	(a)
Net investment income (l)	1.75	(a)
Portfolio turnover	8	(n)
Net assets at end of period (000 omitted)	$380

Class B	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.04
Net realized and unrealized gain (loss) on investments	0.87
Total from investment operations	$0.91

Less distributions declared to shareholders
From net investment income	$(0.08)
Net asset value, end of period (x)	$10.83
Total return (%) (r)(s)(t)(x)	9.19	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	7.38	(a)
Expenses after expense reductions (f)(h)	1.00	(a)
Net investment income (l)	0.86	(a)
Portfolio turnover	8	(n)
Net assets at end of period (000 omitted)	$343

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

Class C	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.07
Net realized and unrealized gain (loss) on investments	0.84
Total from investment operations	$0.91

Less distributions declared to shareholders
From net investment income	$(0.08)
Net asset value, end of period (x)	$10.83
Total return (%) (r)(s)(t)(x)	9.19	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	9.16	(a)
Expenses after expense reductions (f)(h)	1.00	(a)
Net investment income (l)	1.30	(a)
Portfolio turnover	8(	n)
Net assets at end of period (000 omitted)	$171

Class I	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.12
Net realized and unrealized gain (loss) on investments	0.85
Total from investment operations	$0.97

Less distributions declared to shareholders
From net investment income	$(0.10)
Net asset value, end of period (x)	$10.87
Total return (%) (r)(s)(x)	9.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	9.11	(a)
Expenses after expense reductions (f)(h)	0.00	(a)
Net investment income (l)	2.45	(a)
Portfolio turnover	8	(n)
Net assets at end of period (000 omitted)	$110

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

Class R1	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.07
Net realized and unrealized gain (loss) on investments	0.84
Total from investment operations	$0.91

Less distributions declared to shareholders
From net investment income	$(0.08)
Net asset value, end of period (x)	$10.83
Total return (%) (r)(s)(x)	9.19	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	10.12	(a)
Expenses after expense reductions (f)(h)	1.00	(a)
Net investment income (l)	1.45	(a)
Portfolio turnover	8	(n)
Net assets at end of period (000 omitted)	$109

Class R2	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.10
Net realized and unrealized gain (loss) on investments	0.84
Total from investment operations	$0.94

Less distributions declared to shareholders
From net investment income	$(0.09)
Net asset value, end of period (x)	$10.85
Total return (%) (r)(s)(x)	9.48(	n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	9.60	(a)
Expenses after expense reductions (f)(h)	0.50	(a)
Net investment income (l)	1.95	(a)
Portfolio turnover	8(	n)
Net assets at end of period (000 omitted)	$121

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

Class R3	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.06
Net realized and unrealized gain (loss) on investments	0.89
Total from investment operations	$0.95

Less distributions declared to shareholders
From net investment income	$(0.09)
Net asset value, end of period (x)	$10.86
Total return (%) (r)(s)(x)	9.62	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.74	(a)
Expenses after expense reductions (f)(h)	0.25	(a)
Net investment income (l)	1.13	(a)
Portfolio turnover	8	(n)
Net assets at end of period (000 omitted)	$3,065

Class R4	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.07
Net realized and unrealized gain (loss) on investments	0.90
Total from investment operations	$0.97

Less distributions declared to shareholders
From net investment income	$(0.10)
Net asset value, end of period (x)	$10.87
Total return (%) (r)(s)(x)	9.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.33	(a)
Expenses after expense reductions (f)(h)	0.00	(a)
Net investment income (l)	1.28	(a)
Portfolio turnover	8	(n)
Net assets at end of period (000 omitted)	$40,552

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.10	$11.39	$9.66	$7.08	$11.41

Income (loss) from investment operations
Net investment income (d)(l)	$0.15	$0.15	$0.11	$0.13	$0.08
Net realized and unrealized gain (loss) on investments	1.42	(0.23)	1.78	2.63	(4.14)
Total from investment operations	$1.57	$(0.08)	$1.89	$2.76	$(4.06)

Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.21)	$(0.16)	$(0.18)	$(0.16)
From net realized gain on investments	—	—	—	—	(0.11)
Total distributions declared to shareholders	$(0.16)	$(0.21)	$(0.16)	$(0.18)	$(0.27)
Net asset value, end of period (x)	$12.51	$11.10	$11.39	$9.66	$7.08
Total return (%) (r)(s)(t)(x)	14.24	(0.49)	19.70	39.08	(35.45)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.46	0.47	0.50	0.55	0.74
Expenses after expense reductions (f)(h)	0.25	0.25	0.28	0.35	0.44
Net investment income (l)	1.32	1.40	1.13	1.45	0.98
Portfolio turnover	13	12	15	6	38
Net assets at end of period (000 omitted)	$26,738	$18,822	$15,665	$9,817	$4,634

	Years ended 4/30
Class B	2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.99	$11.27	$9.58	$7.03	$11.32

Income (loss) from investment operations
Net investment income (d)(l)	$0.07	$0.07	$0.04	$0.06	$0.02
Net realized and unrealized gain (loss) on investments	1.39	(0.21)	1.74	2.61	(4.09)
Total from investment operations	$1.46	$(0.14)	$1.78	$2.67	$(4.07)

Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.14)	$(0.09)	$(0.12)	$(0.11)
From net realized gain on investments	—	—	—	—	(0.11)
Total distributions declared to shareholders	$(0.08)	$(0.14)	$(0.09)	$(0.12)	$(0.22)
Net asset value, end of period (x)	$12.37	$10.99	$11.27	$9.58	$7.03
Total return (%) (r)(s)(t)(x)	13.39	(1.16)	18.69	38.07	(35.89)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.21	1.22	1.25	1.31	1.41
Expenses after expense reductions (f)(h)	1.00	1.00	1.03	1.10	1.10
Net investment income (l)	0.60	0.63	0.37	0.72	0.24
Portfolio turnover	13	12	15	6	38
Net assets at end of period (000 omitted)	$6,347	$4,497	$3,996	$2,911	$1,735

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Years ended 4/30
Class C	2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.94	$11.24	$9.56	$7.03	$11.34

Income (loss) from investment operations
Net investment income (d)(l)	$0.06	$0.06	$0.04	$0.06	$0.03
Net realized and unrealized gain (loss) on investments	1.41	(0.22)	1.75	2.60	(4.10)
Total from investment operations	$1.47	$(0.16)	$1.79	$2.66	$(4.07)

Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.14)	$(0.11)	$(0.13)	$(0.13)
From net realized gain on investments	—	—	—	—	(0.11)
Total distributions declared to shareholders	$(0.08)	$(0.14)	$(0.11)	$(0.13)	$(0.24)
Net asset value, end of period (x)	$12.33	$10.94	$11.24	$9.56	$7.03
Total return (%) (r)(s)(t)(x)	13.48	(1.27)	18.81	37.90	(35.82)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.21	1.22	1.25	1.30	1.42
Expenses after expense reductions (f)(h)	1.00	1.00	1.02	1.10	1.10
Net investment income (l)	0.57	0.62	0.39	0.70	0.42
Portfolio turnover	13	12	15	6	38
Net assets at end of period (000 omitted)	$8,949	$6,861	$5,594	$2,495	$981

	Years ended 4/30
Class I	2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.15	$11.43	$9.70	$7.11	$11.46

Income (loss) from investment operations
Net investment income (d)(l)	$0.18	$0.17	$0.14	$0.16	$0.11
Net realized and unrealized gain (loss) on investments	1.43	(0.21)	1.77	2.63	(4.16)
Total from investment operations	$1.61	$(0.04)	$1.91	$2.79	$(4.05)

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.24)	$(0.18)	$(0.20)	$(0.19)
From net realized gain on investments	—	—	—	—	(0.11)
Total distributions declared to shareholders	$(0.18)	$(0.24)	$(0.18)	$(0.20)	$(0.30)
Net asset value, end of period (x)	$12.58	$11.15	$11.43	$9.70	$7.11
Total return (%) (r)(s)(x)	14.60	(0.17)	19.85	39.32	(35.18)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.21	0.22	0.25	0.32	0.41
Expenses after expense reductions (f)(h)	0.00	0.00	0.03	0.10	0.10
Net investment income (l)	1.60	1.59	1.35	1.79	1.29
Portfolio turnover	13	12	15	6	38
Net assets at end of period (000 omitted)	$6,207	$4,121	$3,009	$1,958	$1,149

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Years ended 4/30
Class R1	2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.99	$11.28	$9.57	$7.03	$11.29

Income (loss) from investment operations
Net investment income (d)(l)	$0.07	$0.07	$0.03	$0.07	$0.02
Net realized and unrealized gain (loss) on investments	1.41	(0.23)	1.76	2.60	(4.08)
Total from investment operations	$1.48	$(0.16)	$1.79	$2.67	$(4.06)

Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.13)	$(0.08)	$(0.13)	$(0.09)
From net realized gain on investments	—	—	—	—	(0.11)
Total distributions declared to shareholders	$(0.08)	$(0.13)	$(0.08)	$(0.13)	$(0.20)
Net asset value, end of period (x)	$12.39	$10.99	$11.28	$9.57	$7.03
Total return (%) (r)(s)(x)	13.51	(1.26)	18.76	38.06	(35.87)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.21	1.22	1.25	1.31	1.40
Expenses after expense reductions (f)(h)	1.00	1.00	1.03	1.10	1.10
Net investment income (l)	0.58	0.63	0.35	0.79	0.24
Portfolio turnover	13	12	15	6	38
Net assets at end of period (000 omitted)	$9,253	$7,355	$6,558	$6,389	$3,717

	Years ended 4/30
Class R2	2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.01	$11.30	$9.59	$7.04	$11.35

Income (loss) from investment operations
Net investment income (d)(l)	$0.12	$0.12	$0.09	$0.11	$0.07
Net realized and unrealized gain (loss) on investments	1.42	(0.22)	1.76	2.60	(4.11)
Total from investment operations	$1.54	$(0.10)	$1.85	$2.71	$(4.04)

Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.19)	$(0.14)	$(0.16)	$(0.16)
From net realized gain on investments	—	—	—	—	(0.11)
Total distributions declared to shareholders	$(0.13)	$(0.19)	$(0.14)	$(0.16)	$(0.27)
Net asset value, end of period (x)	$12.42	$11.01	$11.30	$9.59	$7.04
Total return (%) (r)(s)(x)	14.05	(0.75)	19.38	38.63	(35.51)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.71	0.72	0.75	0.81	0.91
Expenses after expense reductions (f)(h)	0.50	0.50	0.53	0.60	0.60
Net investment income (l)	1.08	1.14	0.88	1.25	0.89
Portfolio turnover	13	12	15	6	38
Net assets at end of period (000 omitted)	$59,251	$54,704	$48,253	$36,518	$20,269

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Years ended 4/30
Class R3	2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.08	$11.37	$9.64	$7.07	$11.40

Income (loss) from investment operations
Net investment income (d)(l)	$0.15	$0.14	$0.11	$0.13	$0.10
Net realized and unrealized gain (loss) on investments	1.42	(0.22)	1.78	2.62	(4.15)
Total from investment operations	$1.57	$(0.08)	$1.89	$2.75	$(4.05)

Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.21)	$(0.16)	$(0.18)	$(0.17)
From net realized gain on investments	—	—	—	—	(0.11)
Total distributions declared to shareholders	$(0.16)	$(0.21)	$(0.16)	$(0.18)	$(0.28)
Net asset value, end of period (x)	$12.49	$11.08	$11.37	$9.64	$7.07
Total return (%) (r)(s)(x)	14.26	(0.50)	19.73	38.99	(35.40)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.46	0.47	0.50	0.56	0.65
Expenses after expense reductions (f)(h)	0.25	0.25	0.28	0.35	0.35
Net investment income (l)	1.30	1.36	1.14	1.50	1.16
Portfolio turnover	13	12	15	6	38
Net assets at end of period (000 omitted)	$35,972	$25,364	$18,169	$13,516	$8,597

	Years ended 4/30
Class R4	2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.14	$11.42	$9.69	$7.10	$11.44

Income (loss) from investment operations
Net investment income (d)(l)	$0.20	$0.17	$0.14	$0.14	$0.04
Net realized and unrealized gain (loss) on investments	1.40	(0.21)	1.77	2.65	(4.08)
Total from investment operations	$1.60	$(0.04)	$1.91	$2.79	$(4.04)

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.24)	$(0.18)	$(0.20)	$(0.19)
From net realized gain on investments	—	—	—	—	(0.11)
Total distributions declared to shareholders	$(0.18)	$(0.24)	$(0.18)	$(0.20)	$(0.30)
Net asset value, end of period (x)	$12.56	$11.14	$11.42	$9.69	$7.10
Total return (%) (r)(s)(x)	14.53	(0.17)	19.87	39.38	(35.16)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.19	0.22	0.25	0.29	0.33
Expenses after expense reductions (f)(h)	0.00	0.00	0.03	0.10	0.10
Net investment income (l)	1.72	1.60	1.42	1.64	0.40
Portfolio turnover	13	12	15	6	38
Net assets at end of period (000 omitted)	$80,692	$902	$702	$278	$108

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns at net asset value per share have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.07
Net realized and unrealized gain (loss) on investments	1.11
Total from investment operations	$1.18

Less distributions declared to shareholders
From net investment income	$(0.11)
Net asset value, end of period (x)	$11.07
Total return (%) (r)(s)(t)(x)	11.89	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	6.19	(a)
Expenses after expense reductions (f)(h)	0.25	(a)
Net investment income (l)	1.33	(a)
Portfolio turnover	3	(n)
Net assets at end of period (000 omitted)	$671

Class B	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income(d)(l)	$0.05
Net realized and unrealized gain (loss) on investments	1.09
Total from investment operations	$1.14

Less distributions declared to shareholders
From net investment income	$(0.09)
Net asset value, end of period (x)	$11.05
Total return (%) (r)(s)(t)(x)	11.54	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	8.13	(a)
Expenses after expense reductions (f)(h)	1.00	(a)
Net investment income (l)	0.94	(a)
Portfolio turnover	3	(n)
Net assets at end of period (000 omitted)	$186

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

Class C	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.06
Net realized and unrealized gain (loss) on investments	1.08
Total from investment operations	$1.14

Less distributions declared to shareholders
From net investment income	$(0.09)
Net asset value, end of period (x)	$11.05
Total return (%) (r)(s)(t)(x)	11.54	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	9.03	(a)
Expenses after expense reductions (f)(h)	1.00	(a)
Net investment income (l)	1.11	(a)
Portfolio turnover	3	(n)
Net assets at end of period (000 omitted)	$136

Class I	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.11
Net realized and unrealized gain (loss) on investments	1.09
Total from investment operations	$1.20

Less distributions declared to shareholders
From net investment income	$(0.11)
Net asset value, end of period (x)	$11.09
Total return (%) (r)(s)(x)	12.13	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	8.23	(a)
Expenses after expense reductions (f)(h)	0.00	(a)
Net investment income (l)	2.16	(a)
Portfolio turnover	3	(n)
Net assets at end of period (000 omitted)	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

Class R1	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.06
Net realized and unrealized gain (loss) on investments	1.08
Total from investment operations	$1.14

Less distributions declared to shareholders
From net investment income	$(0.09)
Net asset value, end of period (x)	$11.05
Total return (%) (r)(s)(x)	11.54	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	9.24	(a)
Expenses after expense reductions (f)(h)	1.00	(a)
Net investment income (l)	1.17	(a)
Portfolio turnover	3	(n)
Net assets at end of period (000 omitted)	$112

Class R2	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.08
Net realized and unrealized gain (loss) on investments	1.09
Total from investment operations	$1.17

Less distributions declared to shareholders
From net investment income	$(0.10)
Net asset value, end of period (x)	$11.07
Total return (%) (r)(s)(x)	11.84	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	7.87	(a)
Expenses after expense reductions (f)(h)	0.50	(a)
Net investment income (l)	1.50	(a)
Portfolio turnover	3	(n)
Net assets at end of period (000 omitted)	$320

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

Class R3	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.03
Net realized and unrealized gain (loss) on investments	1.16
Total from investment operations	$1.19

Less distributions declared to shareholders
From net investment income	$(0.11)
Net asset value, end of period (x)	$11.08
Total return (%) (r)(s)(x)	11.98	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.80	(a)
Expenses after expense reductions (f)(h)	0.25	(a)
Net investment income (l)	0.53	(a)
Portfolio turnover	3	(n)
Net assets at end of period (000 omitted)	$2,431

Class R4	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.03
Net realized and unrealized gain (loss) on investments	1.16
Total from investment operations	$1.19

Less distributions declared to shareholders
From net investment income	$(0.11)
Net asset value, end of period (x)	$11.08
Total return (%) (r)(s)(x)	12.03	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.47	(a)
Expenses after expense reductions (f)(h)	0.00	(a)
Net investment income (l)	0.59	(a)
Portfolio turnover	3	(n)
Net assets at end of period (000 omitted)	$25,065

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

(a)	Annualized.
(c)	For the period from commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.96	$11.31	$9.49	$6.90	$11.37

Income (loss) from investment operations
Net investment income (d)(l)	$0.11	$0.10	$0.08	$0.10	$0.06
Net realized and unrealized gain (loss) on investments	1.55	(0.27)	1.88	2.66	(4.30)
Total from investment operations	$1.66	$(0.17)	$1.96	$2.76	$(4.24)

Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.18)	$(0.14)	$(0.17)	$(0.14)
From net realized gain on investments	—	—	—	—	(0.09)
Total distributions declared to shareholders	$(0.13)	$(0.18)	$(0.14)	$(0.17)	$(0.23)
Net asset value, end of period (x)	$12.49	$10.96	$11.31	$9.49	$6.90
Total return (%) (r)(s)(t)(x)	15.25	(1.36)	20.78	40.17	(37.10)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.53	0.55	0.59	0.69	1.01
Expenses after expense reductions (f)(h)	0.25	0.25	0.28	0.35	0.43
Net investment income (l)	1.02	0.97	0.85	1.21	0.70
Portfolio turnover	16	13	14	8	33
Net assets at end of period (000 omitted)	$17,207	$12,700	$10,260	$6,861	$3,121

	Years ended 4/30
Class B	2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.90	$11.25	$9.44	$6.88	$11.29

Income (loss) from investment operations
Net investment income loss (d)(l)	$0.03	$0.02	$0.01	$0.04	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	1.54	(0.27)	1.87	2.64	(4.25)
Total from investment operations	$1.57	$(0.25)	$1.88	$2.68	$(4.25)

Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.10)	$(0.07)	$(0.12)	$(0.07)
From net realized gain on investments	—	—	—	—	(0.09)
Total distributions declared to shareholders	$(0.06)	$(0.10)	$(0.07)	$(0.12)	$(0.16)
Net asset value, end of period (x)	$12.41	$10.90	$11.25	$9.44	$6.88
Total return (%) (r)(s)(t)(x)	14.42	(2.09)	20.00	39.00	(37.50)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.28	1.30	1.34	1.46	1.66
Expenses after expense reductions (f)(h)	1.00	1.00	1.03	1.10	1.10
Net investment income (loss) (l)	0.29	0.21	0.11	0.49	(0.05)
Portfolio turnover	16	13	14	8	33
Net assets at end of period (000 omitted)	$3,369	$2,498	$2,244	$1,630	$1,072

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Years ended 4/30
Class C	2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.79	$11.16	$9.38	$6.85	$11.26

Income (loss) from investment operations
Net investment income loss (d)(l)	$0.03	$0.03	$0.01	$0.05	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	1.52	(0.28)	1.85	2.61	(4.23)
Total from investment operations	$1.55	$(0.25)	$1.86	$2.66	$(4.23)

Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.12)	$(0.08)	$(0.13)	$(0.09)
From net realized gain on investments	—	—	—	—	(0.09)
Total distributions declared to shareholders	$(0.06)	$(0.12)	$(0.08)	$(0.13)	$(0.18)
Net asset value, end of period (x)	$12.28	$10.79	$11.16	$9.38	$6.85
Total return (%) (r)(s)(t)(x)	14.40	(2.14)	19.93	38.97	(37.46)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.27	1.30	1.34	1.44	1.68
Expenses after expense reductions (f)(h)	1.00	1.00	1.03	1.10	1.10
Net investment income (loss) (l)	0.28	0.26	0.12	0.53	(0.01)
Portfolio turnover	16	13	14	8	33
Net assets at end of period (000 omitted)	$8,046	$5,663	$3,597	$2,134	$859

	Years ended 4/30
Class I	2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.02	$11.37	$9.53	$6.93	$11.42

Income (loss) from investment operations
Net investment income (d)(l)	$0.14	$0.12	$0.11	$0.13	$0.08
Net realized and unrealized gain (loss) on investments	1.56	(0.27)	1.89	2.66	(4.31)
Total from investment operations	$1.70	$(0.15)	$2.00	$2.79	$(4.23)

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.20)	$(0.16)	$(0.19)	$(0.17)
From net realized gain on investments	—	—	—	—	(0.09)
Total distributions declared to shareholders	$(0.15)	$(0.20)	$(0.16)	$(0.19)	$(0.26)
Net asset value, end of period (x)	$12.57	$11.02	$11.37	$9.53	$6.93
Total return (%) (r)(s)(x)	15.61	(1.12)	21.16	40.38	(36.88)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.28	0.30	0.34	0.46	0.67
Expenses after expense reductions (f)(h)	0.00	0.00	0.03	0.10	0.10
Net investment income (l)	1.27	1.19	1.11	1.47	0.97
Portfolio turnover	16	13	14	8	33
Net assets at end of period (000 omitted)	$5,754	$4,030	$2,972	$2,094	$1,225

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Years ended 4/30
Class R1	2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.81	$11.18	$9.39	$6.84	$11.26

Income (loss) from investment operations
Net investment income loss (d)(l)	$0.03	$0.03	$0.01	$0.04	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	1.53	(0.28)	1.85	2.63	(4.24)
Total from investment operations	$1.56	$(0.25)	$1.86	$2.67	$(4.24)

Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.12)	$(0.07)	$(0.12)	$(0.09)
From net realized gain on investments	—	—	—	—	(0.09)
Total distributions declared to shareholders	$(0.05)	$(0.12)	$(0.07)	$(0.12)	$(0.18)
Net asset value, end of period (x)	$12.32	$10.81	$11.18	$9.39	$6.84
Total return (%) (r)(s)(x)	14.44	(2.12)	19.90	39.08	(37.53)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.28	1.30	1.34	1.46	1.67
Expenses after expense reductions (f)(h)	1.00	1.00	1.03	1.10	1.10
Net investment income (loss) (l)	0.24	0.25	0.09	0.48	(0.01)
Portfolio turnover	16	13	14	8	33
Net assets at end of period (000 omitted)	$6,368	$5,728	$5,204	$3,759	$2,368

	Years ended 4/30
Class R2	2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.89	$11.24	$9.43	$6.87	$11.32

Income (loss) from investment operations
Net investment income (d)(l)	$0.08	$0.07	$0.06	$0.09	$0.05
Net realized and unrealized gain (loss) on investments	1.54	(0.27)	1.87	2.63	(4.27)
Total from investment operations	$1.62	$(0.20)	$1.93	$2.72	$(4.22)

Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.15)	$(0.12)	$(0.16)	$(0.14)
From net realized gain on investments	—	—	—	—	(0.09)
Total distributions declared to shareholders	$(0.10)	$(0.15)	$(0.12)	$(0.16)	$(0.23)
Net asset value, end of period (x)	$12.41	$10.89	$11.24	$9.43	$6.87
Total return (%) (r)(s)(x)	14.93	(1.62)	20.58	39.67	(37.14)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.78	0.80	0.84	0.95	1.18
Expenses after expense reductions (f)(h)	0.50	0.50	0.53	0.60	0.60
Net investment income (l)	0.74	0.71	0.63	1.05	0.57
Portfolio turnover	16	13	14	8	33
Net assets at end of period (000 omitted)	$45,142	$45,458	$38,606	$27,881	$14,024

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Years ended 4/30
Class R3	2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.96	$11.31	$9.49	$6.90	$11.36

Income (loss) from investment operations
Net investment income (d)(l)	$0.11	$0.10	$0.08	$0.11	$0.06
Net realized and unrealized gain (loss) on investments	1.55	(0.27)	1.88	2.65	(4.28)
Total from investment operations	$1.66	$(0.17)	$1.96	$2.76	$(4.22)

Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.18)	$(0.14)	$(0.17)	$(0.15)
From net realized gain on investments	—	—	—	—	(0.09)
Total distributions declared to shareholders	$(0.13)	$(0.18)	$(0.14)	$(0.17)	$(0.24)
Net asset value, end of period (x)	$12.49	$10.96	$11.31	$9.49	$6.90
Total return (%) (r)(s)(x)	15.26	(1.37)	20.78	40.13	(37.01)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.52	0.55	0.59	0.72	0.91
Expenses after expense reductions (f)(h)	0.25	0.25	0.28	0.35	0.35
Net investment income (l)	0.95	0.94	0.86	1.27	0.72
Portfolio turnover	16	13	14	8	33
Net assets at end of period (000 omitted)	$19,518	$10,073	$7,752	$5,283	$3,507

	Years ended 4/30
Class R4	2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.01	$11.36	$9.53	$6.93	$11.41

Income (loss) from investment operations
Net investment income (d)(l)	$0.18	$0.13	$0.11	$0.13	$0.04
Net realized and unrealized gain (loss) on investments	1.52	(0.28)	1.88	2.66	(4.26)
Total from investment operations	$1.70	$(0.15)	$1.99	$2.79	$(4.22)

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.20)	$(0.16)	$(0.19)	$(0.17)
From net realized gain on investments	—	—	—	—	(0.09)
Total distributions declared to shareholders	$(0.15)	$(0.20)	$(0.16)	$(0.19)	$(0.26)
Net asset value, end of period (x)	$12.56	$11.01	$11.36	$9.53	$6.93
Total return (%) (r)(s)(x)	15.62	(1.12)	21.05	40.38	(36.82)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.24	0.30	0.35	0.46	0.58
Expenses after expense reductions (f)(h)	0.00	0.00	0.03	0.10	0.10
Net investment income (l)	1.50	1.20	1.11	1.51	0.35
Portfolio turnover	16	13	14	8	33
Net assets at end of period (000 omitted)	$77,285	$771	$499	$234	$131
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.08
Net realized and unrealized gain (loss) on investments	1.14
Total from investment operations	$1.22

Less distributions declared to shareholders
From net investment income	$(0.10)
Net asset value, end of period (x)	$11.12
Total return (%) (r)(s)(t)(x)	12.30	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	7.61	(a)
Expenses after expense reductions (f)(h)	0.25	(a)
Net investment income (l)	1.46	(a)
Portfolio turnover	5	(n)
Net assets at end of period (000 omitted)	$208

Class B	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.05
Net realized and unrealized gain (loss) on investments	1.13
Total from investment operations	$1.18

Less distributions declared to shareholders
From net investment income	$(0.09)
Net asset value, end of period (x)	$11.09
Total return (%) (r)(s)(t)(x)	11.88	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	9.69	(a)
Expenses after expense reductions (f)(h)	1.00	(a)
Net investment income (l)	0.90	(a)
Portfolio turnover	5	(n)
Net assets at end of period (000 omitted)	$143

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

Class C	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.03
Net realized and unrealized gain (loss) on investments	1.15
Total from investment operations	$1.18

Less distributions declared to shareholders
From net investment income	$(0.09)
Net asset value, end of period (x)	$11.09
Total return (%) (r)(s)(t)(x)	11.92	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	9.35	(a)
Expenses after expense reductions (f)(h)	1.00	(a)
Net investment income (l)	0.49	(a)
Portfolio turnover	5	(n)
Net assets at end of period (000 omitted)	$197

Class I	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.11
Net realized and unrealized gain (loss) on investments	1.12
Total from investment operations	$1.23

Less distributions declared to shareholders
From net investment income	$(0.10)
Net asset value, end of period (x)	$11.13
Total return (%) (r)(s)(x)	12.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	9.30	(a)
Expenses after expense reductions (f)(h)	0.00	(a)
Net investment income (l)	2.10	(a)
Portfolio turnover	5	(n)
Net assets at end of period (000 omitted)	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

Class R1	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.06
Net realized and unrealized gain (loss) on investments	1.13
Total from investment operations	$1.19

Less distributions declared to shareholders
From net investment income	$(0.09)
Net asset value, end of period (x)	$11.10
Total return (%) (r)(s)(x)	11.97	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	10.30	(a)
Expenses after expense reductions (f)(h)	1.00	(a)
Net investment income (l)	1.10	(a)
Portfolio turnover	5	(n)
Net assets at end of period (000 omitted)	$112

Class R2	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.08
Net realized and unrealized gain (loss) on investments	1.13
Total from investment operations	$1.21

Less distributions declared to shareholders
From net investment income	$(0.10)
Net asset value, end of period (x)	$11.11
Total return (%) (r)(s)(x)	12.16	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	9.80	(a)
Expenses after expense reductions (f)(h)	0.50	(a)
Net investment income (l)	1.60	(a)
Portfolio turnover	5	(n)
Net assets at end of period (000 omitted)	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

Class R3	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.03
Net realized and unrealized gain (loss) on investments	1.20
Total from investment operations	$1.23

Less distributions declared to shareholders
From net investment income	$(0.10)
Net asset value, end of period (x)	$11.13
Total return (%) (r)(s)(x)	12.40	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	3.04	(a)
Expenses after expense reductions (f)(h)	0.25	(a)
Net investment income (l)	0.54	(a)
Portfolio turnover	5	(n)
Net assets at end of period (000 omitted)	$1,253

Class R4	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.02
Net realized and unrealized gain (loss) on investments	1.21
Total from investment operations	$1.23

Less distributions declared to shareholders
From net investment income	$(0.10)
Net asset value, end of period (x)	$11.13
Total return (%) (r)(s)(x)	12.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.88	(a)
Expenses after expense reductions (f)(h)	0.00	(a)
Net investment income (l)	0.46	(a)
Portfolio turnover	5	(n)
Net assets at end of period (000 omitted)	$12,238

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2013	2012	2011 (c)
Net asset value, beginning of period	$11.79	$12.08	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.13	$0.07	$0.11
Net realized and unrealized gain (loss) on investments	1.66	(0.22)	2.10
Total from investment operations	$1.79	$(0.15)	$2.21

Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.12)	$(0.13)
From net realized gain on investments	—	(0.02)	—
Total distributions declared to shareholders	$(0.13)	$(0.14)	$(0.13)
Net asset value, end of period (x)	$13.45	$11.79	$12.08
Total return (%) (r)(s)(t)(x)	15.26	(1.03)	22.20	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.92	4.95	4.60	(a)
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	(a)
Net investment income (l)	1.05	0.66	1.60	(a)
Portfolio turnover	14	69	4	(n)
Net assets at end of period (000 omitted)	$1,916	$655	$1,836

	Years ended 4/30
Class B	2013	2012	2011 (c)
Net asset value, beginning of period	$11.69	$12.06	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.03	$0.02	$0.03
Net realized and unrealized gain (loss) on investments	1.65	(0.26)	2.13
Total from investment operations	$1.68	$(0.24)	$2.16

Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.11)	$(0.10)
From net realized gain on investments	—	(0.02)	—
Total distributions declared to shareholders	$(0.05)	$(0.13)	$(0.10)
Net asset value, end of period (x)	$13.32	$11.69	$12.06
Total return (%) (r)(s)(t)(x)	14.41	(1.84)	21.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.87	6.38	6.80	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	(a)
Net investment income (l)	0.29	0.16	0.46	(a)
Portfolio turnover	14	69	4	(n)
Net assets at end of period (000 omitted)	$446	$329	$172

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Years ended 4/30
Class C	2013	2012	2011 (c)
Net asset value, beginning of period	$11.68	$12.06	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.04	$0.03	$0.04
Net realized and unrealized gain (loss) on investments	1.63	(0.27)	2.12
Total from investment operations	$1.67	$(0.24)	$2.16

Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.12)	$(0.10)
From net realized gain on investments	—	(0.02)	—
Total distributions declared to shareholders	$(0.05)	$(0.14)	$(0.10)
Net asset value, end of period (x)	$13.30	$11.68	$12.06
Total return (%) (r)(s)(t)(x)	14.36	(1.79)	21.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.83	6.49	6.87	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	(a)
Net investment income (l)	0.30	0.24	0.52	(a)
Portfolio turnover	14	69	4	(n)
Net assets at end of period (000 omitted)	$468	$267	$167

	Years ended 4/30
Class I	2013	2012	2011 (c)
Net asset value, beginning of period	$11.75	$12.10	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.15	$0.15	$0.11
Net realized and unrealized gain (loss) on investments	1.66	(0.27)	2.12
Total from investment operations	$1.81	$(0.12)	$2.23

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.21)	$(0.13)
From net realized gain on investments	—	(0.02)	—
Total distributions declared to shareholders	$(0.15)	$(0.23)	$(0.13)
Net asset value, end of period (x)	$13.41	$11.75	$12.10
Total return (%) (r)(s)(x)	15.50	(0.77)	22.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.85	5.44	5.79	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	(a)
Net investment income (l)	1.21	1.33	1.55	(a)
Portfolio turnover	14	69	4	(n)
Net assets at end of period (000 omitted)	$542	$368	$155

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Years ended 4/30
Class R1	2013	2012	2011 (c)
Net asset value, beginning of period	$11.69	$12.06	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.05	$0.02	$0.04
Net realized and unrealized gain (loss) on investments	1.62	(0.26)	2.12
Total from investment operations	$1.67	$(0.24)	$2.16

Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.11)	$(0.10)
From net realized gain on investments	—	(0.02)	—
Total distributions declared to shareholders	$(0.05)	$(0.13)	$(0.10)
Net asset value, end of period (x)	$13.31	$11.69	$12.06
Total return (%) (r)(s)(x)	14.38	(1.81)	21.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.87	6.47	7.00	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	(a)
Net investment income (l)	0.38	0.21	0.58	(a)
Portfolio turnover	14	69	4	(n)
Net assets at end of period (000 omitted)	$250	$182	$122

	Years ended 4/30
Class R2	2013	2012	2011 (c)
Net asset value, beginning of period	$11.71	$12.08	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.10	$0.07	$0.07
Net realized and unrealized gain (loss) on investments	1.63	(0.25)	2.13
Total from investment operations	$1.73	$(0.18)	$2.20

Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.17)	$(0.12)
From net realized gain on investments	—	(0.02)	—
Total distributions declared to shareholders	$(0.10)	$(0.19)	$(0.12)
Net asset value, end of period (x)	$13.34	$11.71	$12.08
Total return (%) (r)(s)(x)	14.88	(1.28)	22.07	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.27	5.96	6.50	(a)
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	(a)
Net investment income (l)	0.81	0.66	1.08	(a)
Portfolio turnover	14	69	4	(n)
Net assets at end of period (000 omitted)	$3,282	$1,627	$122

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Years ended 4/30
Class R3	2013	2012	2011 (c)
Net asset value, beginning of period	$11.73	$12.09	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.12	$0.09	$0.09
Net realized and unrealized gain (loss) on investments	1.65	(0.24)	2.12
Total from investment operations	$1.77	$(0.15)	$2.21

Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.19)	$(0.12)
From net realized gain on investments	—	(0.02)	—
Total distributions declared to shareholders	$(0.13)	$(0.21)	$(0.12)
Net asset value, end of period (x)	$13.37	$11.73	$12.09
Total return (%) (r)(s)(x)	15.17	(1.04)	22.26	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.82	5.30	6.17	(a)
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	(a)
Net investment income (l)	0.95	0.79	1.28	(a)
Portfolio turnover	14	69	4	(n)
Net assets at end of period (000 omitted)	$2,694	$585	$144

	Years ended 4/30
Class R4	2013	2012	2011 (c)
Net asset value, beginning of period	$11.75	$12.10	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.19	$0.13	$0.11
Net realized and unrealized gain (loss) on investments	1.61	(0.25)	2.12
Total from investment operations	$1.80	$(0.12)	$2.23

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.21)	$(0.13)
From net realized gain on investments	—	(0.02)	—
Total distributions declared to shareholders	$(0.15)	$(0.23)	$(0.13)
Net asset value, end of period (x)	$13.40	$11.75	$12.10
Total return (%) (r)(s)(x)	15.41	(0.77)	22.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.93	5.50	6.00	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	(a)
Net investment income (l)	1.51	1.19	1.58	(a)
Portfolio turnover	14	69	4	(n)
Net assets at end of period (000 omitted)	$19,646	$138	$122

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.09
Net realized and unrealized gain (loss) on investments	1.14
Total from investment operations	$1.23

Less distributions declared to shareholders
From net investment income	$(0.11)
Net asset value, end of period (x)	$11.12
Total return (%) (r)(s)(t)(x)	12.40	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	12.11	(a)
Expenses after expense reductions (f)(h)	0.25	(a)
Net investment income (l)	1.74	(a)
Portfolio turnover	3	(n)
Net assets at end of period (000 omitted)	$143

Class B	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.06
Net realized and unrealized gain (loss) on investments	1.13
Total from investment operations	$1.19

Less distributions declared to shareholders
From net investment income	$(0.10)
Net asset value, end of period (x)	$11.09
Total return (%) (r)(s)(t)(x)	11.96	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	13.29	(a)
Expenses after expense reductions (f)(h)	1.00	(a)
Net investment income (l)	1.10	(a)
Portfolio turnover	3	(n)
Net assets at end of period (000 omitted)	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

Class C	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.05
Net realized and unrealized gain (loss) on investments	1.14
Total from investment operations	$1.19

Less distributions declared to shareholders
From net investment income	$(0.10)
Net asset value, end of period (x)	$11.09
Total return (%) (r)(s)(t)(x)	11.96	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	13.05	(a)
Expenses after expense reductions (f)(h)	1.00	(a)
Net investment income (l)	1.03	(a)
Portfolio turnover	3	(n)
Net assets at end of period (000 omitted)	$129

Class I	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.11
Net realized and unrealized gain (loss) on investments	1.13
Total from investment operations	$1.24

Less distributions declared to shareholders
From net investment income	$(0.11)
Net asset value, end of period (x)	$11.13
Total return (%) (r)(s)(x)	12.55	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	12.29	(a)
Expenses after expense reductions (f)(h)	0.00	(a)
Net investment income (l)	2.10	(a)
Portfolio turnover	3	(n)
Net assets at end of period (000 omitted)	$113

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

Class R1	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.06
Net realized and unrealized gain (loss) on investments	1.13
Total from investment operations	$1.19

Less distributions declared to shareholders
From net investment income	$(0.10)
Net asset value, end of period (x)	$11.09
Total return (%) (r)(s)(x)	11.96	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	13.29	(a)
Expenses after expense reductions (f)(h)	1.00	(a)
Net investment income (l)	1.10	(a)
Portfolio turnover	3	(n)
Net assets at end of period (000 omitted)	$112

Class R2	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.08
Net realized and unrealized gain (loss) on investments	1.13
Total from investment operations	$1.21

Less distributions declared to shareholders
From net investment income	$(0.10)
Net asset value, end of period (x)	$11.11
Total return (%) (r)(s)(x)	12.25	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	12.78	(a)
Expenses after expense reductions (f)(h)	0.50	(a)
Net investment income (l)	1.60	(a)
Portfolio turnover	3	(n)
Net assets at end of period (000 omitted)	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

Class R3	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.07
Net realized and unrealized gain (loss) on investments	1.16
Total from investment operations	$1.23

Less distributions declared to shareholders
From net investment income	$(0.11)
Net asset value, end of period (x)	$11.12
Total return (%) (r)(s)(x)	12.40	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	11.17	(a)
Expenses after expense reductions (f)(h)	0.25	(a)
Net investment income (l)	1.42	(a)
Portfolio turnover	3	(n)
Net assets at end of period (000 omitted)	$239

Class R4	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.10
Net realized and unrealized gain (loss) on investments	1.14
Total from investment operations	$1.24

Less distributions declared to shareholders
From net investment income	$(0.11)
Net asset value, end of period (x)	$11.13
Total return (%) (r)(s)(x)	12.55	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	11.79	(a)
Expenses after expense reductions (f)(h)	0.00	(a)
Net investment income (l)	1.98	(a)
Portfolio turnover	3	(n)
Net assets at end of period (000 omitted)	$147

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, and MFS Lifetime 2055 Fund (the funds) are each a series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in commodity-linked structured notes as part of their principal investment strategy. These structured notes are subject to prepayment, basis and counterparty risks. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations

Notes to Financial Statements – continued

provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2013 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
MFS Lifetime Retirement Income Fund
Investments at Value
Mutual Funds	$280,255,441	$—	$—	$280,255,441

MFS Lifetime 2010 Fund
Investments at Value
Mutual Funds	$104,006,912	$—	$—	$104,006,912

MFS Lifetime 2015 Fund
Investments at Value
Mutual Funds	$29,922,732	$—	$—	$29,922,732

MFS Lifetime 2020 Fund
Investments at Value
Mutual Funds	$290,363,325	$—	$—	$290,363,325

MFS Lifetime 2025 Fund
Investments at Value
Mutual Funds	$44,872,149	$—	$—	$44,872,149

Notes to Financial Statements – continued

	Level 1	Level 2	Level 3	Total
MFS Lifetime 2030 Fund
Investments at Value
Mutual Funds	$233,686,373	$—	$—	$233,686,373

MFS Lifetime 2035 Fund
Investments at Value
Mutual Funds	$29,235,304	$—	$—	$29,235,304

MFS Lifetime 2040 Fund
Investments at Value
Mutual Funds	$182,681,288	$—	$—	$182,681,288

MFS Lifetime 2045 Fund
Investments at Value
Mutual Funds	$14,396,295	$—	$—	$14,396,295

MFS Lifetime 2050 Fund
Investments at Value
Mutual Funds	$29,284,852	$—	$—	$29,284,852

MFS Lifetime 2055 Fund
Investments at Value
Mutual Funds	$1,127,296	$—	$—	$1,127,296

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the funds that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by each fund is affected by the timing of the declaration of dividends by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended April 30, 2013, is shown as a reduction of total expenses in the Statements of Operations. In the case of the MFS Lifetime 2010 Fund, the MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, and the MFS Lifetime 2055 Fund, custody fees were not reduced.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Notes to Financial Statements – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

Year ended 4/30/13	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund (c)	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund (c)	MFS Lifetime 2030 Fund
Ordinary income (including any short-term capital gains)	$4,439,963	$1,380,022	$5,400	$3,799,961	$7,300	$2,100,005

Year ended 4/30/13	MFS Lifetime 2035 Fund (c)	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund (c)	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund (c)
Ordinary income (including any short-term capital gains)	$9,600	$1,305,006	$8,350	$178,904	$8,350

Year ended 4/30/12	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
Ordinary income (including any short-term capital gains)	$3,504,139	$1,730,004	$3,450,100	$1,950,049	$1,125,025	$38,014
Long-term capital gains	—	—	—	—	—	4,830
Total distributions	$3,504,139	$1,730,004	$3,450,100	$1,950,049	$1,125,025	$42,844

(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/13	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Cost of investments	$257,937,708	$93,735,253	$29,352,034	$257,375,391	$43,376,948	$198,556,323
Gross appreciation	$22,580,728	$10,338,007	$575,413	$33,362,958	$1,519,107	$35,679,595
Gross depreciation	(262,995)	(66,348)	(4,715)	(375,024)	(23,906)	(549,545)
Net unrealized appreciation (depreciation)	$22,317,733	$10,271,659	$570,698	$32,987,934	$1,495,201	$35,130,050
Undistributed ordinary income	267,105	449,357	98,598	697,179	115,094	300,297
Undistributed long-term capital gain	227,581	—	—	—	580	—
Capital loss carryforwards	—	(582,716)	—	(5,758,122)	—	(5,412,208)
Other temporary differences	(323,455)	—	—	—	—	—

As of 4/30/13	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Cost of investments	$28,005,446	$153,971,100	$13,740,920	$26,530,482	$1,031,470
Gross appreciation	$1,252,875	$29,209,814	$667,434	$2,832,824	$99,335
Gross depreciation	(23,017)	(499,626)	(12,059)	(78,454)	(3,509)
Net unrealized appreciation (depreciation)	$1,229,858	$28,710,188	$655,375	$2,754,370	$95,826
Undistributed ordinary income	28,772	41,533	12,998	16,997	386
Undistributed long-term capital gain	2,171	—	1,597	—	1,605
Capital loss carryforwards	—	(2,886,420)	—	(92,416)	—
Late year ordinary loss deferral	—	—	—	—	(596)

Notes to Financial Statements – continued

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after April 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2013, the following funds had capital loss carryforwards available to offset future realized gains:

Pre-enactment losses which expire as follows:	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund
4/30/18	$(582,716)	$(5,462,990)	$(5,145,105)	$(2,791,860)
4/30/19	—	(295,132)	(267,103)	(94,560)
Total	$(582,716)	$(5,758,122)	$(5,412,208)	$(2,886,420)

Post-enactment losses which are characterized as follows:	MFS Lifetime 2050 Fund
Short-Term	$(92,416)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. For the Lifetime Retirement Income Fund, income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. For the Lifetime Retirement Income Fund, realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. For all other funds, income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

From net investment income

	MFS Lifetime Retirement Income Fund		MFS Lifetime 2010 Fund		MFS Lifetime 2015 Fund
	Year ended 4/30/13	Year ended 4/30/12	Year ended 4/30/13	Year ended 4/30/12	Period ended 4/30/13 (c)
Class A	$1,967,546	$1,469,307	$443,002	$449,943	$1,119
Class B	216,554	174,637	45,317	52,310	536
Class C	1,061,727	1,024,853	126,984	131,306	537
Class I	350,532	209,409	16,316	18,134	698
Class R1	39,912	66,974	86,413	111,136	537
Class R2	192,777	271,402	498,641	782,925	617
Class R3	293,853	275,769	131,820	159,902	658
Class R4	317,062	11,788	31,529	24,348	698
Total	$4,439,963	$3,504,139	$1,380,022	$1,730,004	$5,400

	MFS Lifetime 2020 Fund		MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
	Year ended 4/30/13	Year ended 4/30/12	Period ended 4/30/13 (c)	Year ended 4/30/13	Year ended 4/30/12
Class A	$697,495	$773,294	$1,029	$298,090	$337,429
Class B	77,294	100,023	821	41,011	49,582
Class C	189,863	217,535	821	51,670	79,916
Class I	49,784	41,490	982	74,610	70,008
Class R1	93,358	154,364	821	53,253	82,506
Class R2	1,082,409	1,620,907	902	601,024	947,260
Class R3	597,509	500,619	942	370,086	366,819
Class R4	1,012,249	41,868	982	610,261	16,529
Total	$3,799,961	$3,450,100	$7,300	$2,100,005	$1,950,049

Notes to Financial Statements – continued

	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund		MFS Lifetime 2045 Fund
	Period ended 4/30/13 (c)	Year ended 4/30/13	Year ended 4/30/12	Period ended 4/30/13 (c)
Class A	$2,428	$157,502	$182,236	$998
Class B	949	14,564	22,725	964
Class C	949	34,394	53,785	1,485
Class I	1,112	62,423	58,111	1,038
Class R1	949	23,598	73,494	874
Class R2	1,030	342,547	592,041	956
Class R3	1,071	132,349	129,974	997
Class R4	1,112	537,629	12,659	1,038
Total	$9,600	$1,305,006	$1,125,025	$8,350

		MFS Lifetime 2050 Fund		MFS Lifetime 2055 Fund
		Year ended 4/30/13	Year ended 4/30/12	Period ended 4/30/13 (c)
Class A		$12,551	$4,602	$1,084
Class B		1,637	1,752	962
Class C		1,669	2,372	962
Class I		4,408	5,120	1,125
Class R1		1,232	1,472	962
Class R2		20,817	16,598	1,044
Class R3		12,654	3,087	1,085
Class R4		123,936	2,298	1,126
Total		$178,904	$37,301	$8,350

From net realized gain on investments

	MFS Lifetime 2050 Fund
	Year ended 4/30/13	Year ended 4/30/12
Class A	$—	$870
Class B	—	377
Class C	—	451
Class I	—	584
Class R1	—	306
Class R2	—	2,302
Class R3	—	391
Class R4	—	262
Total	$—	$5,543

(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay all of each fund’s operating expenses, exclusive of distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles. This written agreement will continue until modified by the funds’ Board of Trustees, but such agreement will continue at least until August 31, 2013 for MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, and MFS Lifetime 2050 Fund, and at least until October 31, 2013 for MFS Lifetime 2015 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2045 Fund, and MFS Lifetime 2055 Fund. Following these respective dates, MFS may increase the expense limitation to 0.10% annually of each fund’s average daily net assets for each class of shares without a vote of the funds’

Notes to Financial Statements – continued

Board of Trustees. Any increase above 0.10% would require a vote of the funds’ Board of Trustees. For the year ended April 30, 2013, this reduction amounted to the following for each fund and is reflected as a reduction of total expenses in the Statements of Operations:

MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
$321,914	$245,739	$56,551	$343,653	$58,638	$333,857

MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
$ 56,773	$314,662	$54,709	$176,255	$52,756

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the year ended April 30, 2013, as its portion of the initial sales charge on sales of Class A shares of each fund:

MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
$172,038	$11,012	$591	$27,659	$897	$27,071

MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
$2,452	$18,626	$51	$5,655	$94

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that the funds will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Retirement Income Fund	—	0.25%	0.25%	0.25%	$211,074
MFS Lifetime 2010 Fund	—	0.25%	0.25%	0.25%	44,925
MFS Lifetime 2015 Fund	—	0.25%	0.25%	0.25%	194
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	89,477
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.25%	204
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	53,873
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	450
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	34,762
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	169
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	2,780
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	138

	CLASS B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Retirement Income Fund	0.75%	0.25%	1.00%	1.00%	$137,764
MFS Lifetime 2010 Fund	0.75%	0.25%	1.00%	1.00%	26,930
MFS Lifetime 2015 Fund	0.75%	0.25%	1.00%	1.00%	503
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	61,313
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	989
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	53,348
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	604
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	28,302
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	585
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	3,854
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	517

Notes to Financial Statements – continued

	CLASS C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Retirement Income Fund	0.75%	0.25%	1.00%	1.00%	$679,395
MFS Lifetime 2010 Fund	0.75%	0.25%	1.00%	1.00%	67,904
MFS Lifetime 2015 Fund	0.75%	0.25%	1.00%	1.00%	503
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	139,508
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	591
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	75,768
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	535
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	64,898
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	779
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	3,671
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	542

	CLASS R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Retirement Income Fund	0.75%	0.25%	1.00%	1.00%	$25,301
MFS Lifetime 2010 Fund	0.75%	0.25%	1.00%	1.00%	48,510
MFS Lifetime 2015 Fund	0.75%	0.25%	1.00%	1.00%	502
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	83,573
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	512
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	77,253
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	517
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	58,128
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	517
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	2,363
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	517

	CLASS R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Retirement Income Fund	0.25%	0.25%	0.50%	0.50%	$45,782
MFS Lifetime 2010 Fund	0.25%	0.25%	0.50%	0.50%	121,296
MFS Lifetime 2015 Fund	0.25%	0.25%	0.50%	0.50%	251
MFS Lifetime 2020 Fund	0.25%	0.25%	0.50%	0.50%	323,460
MFS Lifetime 2025 Fund	0.25%	0.25%	0.50%	0.50%	256
MFS Lifetime 2030 Fund	0.25%	0.25%	0.50%	0.50%	270,870
MFS Lifetime 2035 Fund	0.25%	0.25%	0.50%	0.50%	287
MFS Lifetime 2040 Fund	0.25%	0.25%	0.50%	0.50%	206,196
MFS Lifetime 2045 Fund	0.25%	0.25%	0.50%	0.50%	260
MFS Lifetime 2050 Fund	0.25%	0.25%	0.50%	0.50%	11,450
MFS Lifetime 2055 Fund	0.25%	0.25%	0.50%	0.50%	260

	CLASS R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Retirement Income Fund	—	0.25%	0.25%	0.25%	$31,981
MFS Lifetime 2010 Fund	—	0.25%	0.25%	0.25%	16,049
MFS Lifetime 2015 Fund	—	0.25%	0.25%	0.25%	491
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	74,436
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.25%	903
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	69,771
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	838
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	31,546
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	516
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	3,190
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	175

Notes to Financial Statements – continued

Total Distribution and Service Fees:

MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
$1,131,297	$325,614	$2,444	$771,767	$3,455	$600,883

MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
$3,231	$423,832	$2,826	$27,308	$2,149

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2013 based on each class’s average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2013, were as follows:

CDSC Imposed	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
Class A	$2,867	$32	$251	$83	$91	$—
Class B	21,163	7,215	7,324	3,862	3,285	148
Class C	20,534	619	3,415	1,674	562	68

For the MFS Lifetime 2015 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, and the MFS Lifetime 2055 Fund there were no contingent deferred sales charges imposed during the period ended April 30, 2013.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to the funds. Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the year ended April 30, 2013, shareholder servicing expenses incurred by the funds, including out-of-pocket expenses, are disclosed in the Statements of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the year ended April 30, 2013 was equivalent to the following annual effective rates of each fund’s average daily net assets:

MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
0.0081%	0.0246%	0.1685%	0.0087%	0.1153%	0.0109%

MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
0.1749%	0.0148%	0.3329%	0.1271%	1.9512%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the funds are officers or directors of MFS, MFD, and MFSC.

Other – Each fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the

Notes to Financial Statements – continued

Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended April 30, 2013, the aggregate fees paid by each fund to Tarantino LLC and Griffin Compliance LLC amounted to the following and are included in “Miscellaneous” expense in the Statements of Operations:

MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
$1,550	$511	$20	$1,425	$28	$1,136

MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
$19	$826	$11	$85	$3

MFS has agreed to reimburse each fund for a portion of the payments made by the funds in the following amounts, which are shown as a reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO:

MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
$645	$224	$18	$601	$26	$480

MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
$17	$351	$9	$37	$1

The funds invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statements of Operations. This money market fund does not pay a management fee to MFS.

On November 1, 2012, MFS purchased 10,000 shares each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 for an aggregate amount of $800,000 of the MFS Lifetime 2015 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, and the MFS Lifetime 2055 Fund.

At April 30, 2013, MFS held the following percentages of outstanding shares of the following funds:

	MFS Lifetime 2015 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Class A	—	—	—	54%	—	79%
Class B	100%	—	60%	78%	—	100%
Class C	99%	64%	82%	57%	—	87%
Class I	100%	100%	100%	100%	—	100%
Class R1	100%	100%	100%	100%	55%	100%
Class R2	100%	91%	—	100%	—	100%
Class R4	—	—	—	—	—	76%

(4)	Portfolio Securities

Purchases and sales of shares of underlying funds aggregated to the following:

	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Purchases	$114,563,165	$50,476,336	$30,188,621	$145,894,495	$44,914,800	$107,588,381
Sales	$18,267,881	$15,351,039	$943,799	$31,799,874	$1,665,074	$21,191,185

	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Purchases	$28,220,870	$95,413,359	$14,098,663	$24,386,198	$1,047,388
Sales	$441,675	$19,153,293	$383,591	$1,972,748	$27,796

Notes to Financial Statements – continued

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	MFS Lifetime Retirement Income Fund				MFS Lifetime 2010 Fund
	Year ended 4/30/13		Year ended 4/30/12		Year ended 4/30/13		Year ended 4/30/12
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	4,986,956	$57,674,050	3,262,653	$36,360,812	441,772	$5,466,067	475,571	$5,669,306
Class B	627,977	7,287,264	600,733	6,701,321	99,340	1,221,515	58,014	686,699
Class C	3,481,953	40,425,881	3,207,672	35,756,950	235,876	2,861,681	144,415	1,687,669
Class I	1,088,344	12,596,019	689,855	7,717,157	22,707	284,700	18,721	223,466
Class R1	45,805	530,749	54,064	603,736	147,571	1,788,821	130,415	1,524,674
Class R2	353,302	4,071,988	412,864	4,611,604	552,749	6,787,819	1,128,090	13,371,324
Class R3	447,484	5,187,704	807,238	8,976,172	263,365	3,279,788	279,615	3,361,499
Class R4	2,446,588	28,551,588	83,588	947,340	3,013,079	37,768,197	87,174	1,053,548
	13,478,409	$156,325,243	9,118,667	$101,675,092	4,776,459	$59,458,588	2,322,015	$27,578,185

Shares issued to shareholders in reinvestment of distributions
Class A	151,460	$1,760,102	109,576	$1,217,507	32,316	$397,475	34,131	$395,234
Class B	17,448	202,524	14,320	158,897	3,350	40,997	3,979	45,878
Class C	82,089	951,850	81,983	909,378	8,876	107,396	9,014	102,855
Class I	20,323	236,453	10,572	117,700	1,314	16,235	1,552	18,036
Class R1	3,440	39,859	6,028	66,914	6,241	75,590	9,740	111,136
Class R2	15,612	180,937	23,444	260,690	38,992	476,485	63,857	733,704
Class R3	25,323	293,734	24,830	275,720	10,699	131,820	13,808	159,902
Class R4	27,023	317,047	1,039	11,620	2,555	31,529	2,097	24,348
	342,718	$3,982,506	271,792	$3,018,426	104,343	$1,277,527	138,178	$1,591,093

Shares reacquired
Class A	(1,405,726)	$(16,284,451)	(1,220,630)	$(13,601,140)	(223,857)	$(2,778,483)	(268,687)	$(3,213,252)
Class B	(176,793)	(2,056,330)	(122,641)	(1,366,971)	(43,912)	(540,263)	(98,249)	(1,159,413)
Class C	(2,056,158)	(23,709,394)	(713,501)	(7,940,588)	(89,882)	(1,090,076)	(201,457)	(2,367,307)
Class I	(238,395)	(2,758,497)	(425,451)	(4,726,670)	(26,156)	(327,683)	(20,003)	(242,417)
Class R1	(88,358)	(1,014,009)	(121,864)	(1,366,006)	(156,138)	(1,883,120)	(97,820)	(1,140,433)
Class R2	(418,550)	(4,868,844)	(793,719)	(8,830,453)	(930,736)	(11,421,729)	(1,042,121)	(12,344,690)
Class R3	(270,922)	(3,143,003)	(325,953)	(3,604,705)	(328,750)	(4,043,375)	(182,906)	(2,186,535)
Class R4	(428,788)	(5,002,906)	(11,825)	(133,033)	(145,364)	(1,827,037)	(68,268)	(821,558)
	(5,083,690)	$(58,837,434)	(3,735,584)	$(41,569,566)	(1,944,795)	$(23,911,766)	(1,979,511)	$(23,475,605)

Net change
Class A	3,732,690	$43,149,701	2,151,599	$23,977,179	250,231	$3,085,059	241,015	$2,851,288
Class B	468,632	5,433,458	492,412	5,493,247	58,778	722,249	(36,256)	(426,836)
Class C	1,507,884	17,668,337	2,576,154	28,725,740	154,870	1,879,001	(48,028)	(576,783)
Class I	870,272	10,073,975	274,976	3,108,187	(2,135)	(26,748)	270	(915)
Class R1	(39,113)	(443,401)	(61,772)	(695,356)	(2,326)	(18,709)	42,335	495,377
Class R2	(49,636)	(615,919)	(357,411)	(3,958,159)	(338,995)	(4,157,425)	149,826	1,760,338
Class R3	201,885	2,338,435	506,115	5,647,187	(54,686)	(631,767)	110,517	1,334,866
Class R4	2,044,823	23,865,729	72,802	825,927	2,870,270	35,972,689	21,003	256,338
	8,737,437	$101,470,315	5,654,875	$63,123,952	2,936,007	$36,824,349	480,682	$5,693,673

Notes to Financial Statements – continued

	MFS Lifetime 2015 Fund		MFS Lifetime 2020 Fund
	Period ended 4/30/13 (c)		Year ended 4/30/13		Year ended 4/30/12
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	21,036	$212,182	815,346	$9,644,293	852,104	$9,450,509
Class B	10,002	100,026	133,239	1,562,160	111,779	1,238,633
Class C	10,081	100,842	475,738	5,516,995	372,651	4,077,727
Class I	10,000	100,001	61,954	734,201	58,365	661,252
Class R1	10,000	100,000	164,126	1,914,134	201,484	2,220,088
Class R2	10,000	100,000	1,555,995	18,300,912	2,243,275	25,008,495
Class R3	170,814	1,753,335	2,017,098	23,985,143	640,647	7,220,962
Class R4	2,718,183	27,788,747	9,172,201	110,594,225	118,233	1,356,143
	2,960,116	$30,255,133	14,395,697	$172,252,063	4,598,538	$51,233,809

Shares issued to shareholders in reinvestment of distributions
Class A	112	$1,119	56,935	$670,119	68,959	$739,928
Class B	54	536	6,087	71,343	8,507	90,850
Class C	54	537	11,389	131,997	13,650	144,284
Class I	70	698	4,025	47,621	3,744	40,322
Class R1	53	537	7,973	93,358	14,481	154,364
Class R2	62	617	89,580	1,048,983	149,103	1,590,927
Class R3	66	658	50,722	597,509	46,656	500,619
Class R4	70	698	85,711	1,012,249	3,891	41,868
	541	$5,400	312,422	$3,673,179	308,991	$3,303,162

Shares reacquired
Class A	—	$—	(558,837)	$(6,606,776)	(440,224)	$(4,854,165)
Class B	—	—	(100,921)	(1,184,087)	(102,462)	(1,127,753)
Class C	(1)	(15)	(211,804)	(2,483,546)	(191,675)	(2,101,964)
Class I	—	—	(12,827)	(151,053)	(21,768)	(245,388)
Class R1	—	—	(272,782)	(3,175,867)	(273,028)	(3,016,567)
Class R2	—	—	(2,231,550)	(26,186,109)	(1,874,196)	(20,666,468)
Class R3	(334)	(3,490)	(818,791)	(9,705,724)	(307,023)	(3,473,401)
Class R4	(99,613)	(1,024,493)	(667,445)	(8,066,274)	(23,252)	(261,215)
	(99,948)	$(1,027,998)	(4,874,957)	$(57,559,436)	(3,233,628)	$(35,746,921)

Net change
Class A	21,148	$213,301	313,444	$3,707,636	480,839	$5,336,272
Class B	10,056	100,562	38,405	449,416	17,824	201,730
Class C	10,134	101,364	275,323	3,165,446	194,626	2,120,047
Class I	10,070	100,699	53,152	630,769	40,341	456,186
Class R1	10,053	100,537	(100,683)	(1,168,375)	(57,063)	(642,115)
Class R2	10,062	100,617	(585,975)	(6,836,214)	518,182	5,932,954
Class R3	170,546	1,750,503	1,249,029	14,876,928	380,280	4,248,180
Class R4	2,618,640	26,764,952	8,590,467	103,540,200	98,872	1,136,796
	2,860,709	$29,232,535	9,833,162	$118,365,806	1,673,901	$18,790,050

Notes to Financial Statements – continued

	MFS Lifetime 2025 Fund		MFS Lifetime 2030 Fund
	Period ended 4/30/13 (c)		Year ended 4/30/13		Year ended 4/30/12
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	51,057	$523,561	691,345	$7,945,437	545,797	$5,711,064
Class B	31,648	324,798	144,633	1,609,210	135,244	1,418,134
Class C	15,706	160,210	284,757	3,206,067	287,381	2,988,821
Class I	10,000	100,001	249,840	2,900,065	144,371	1,525,278
Class R1	10,000	100,000	231,343	2,643,066	208,949	2,175,290
Class R2	11,040	111,178	1,528,713	17,350,065	2,221,249	23,720,472
Class R3	285,441	3,010,091	1,184,110	13,705,291	876,429	9,394,922
Class R4	3,874,752	40,624,890	6,826,778	79,938,983	43,610	478,117
	4,289,644	$44,954,729	11,141,519	$129,298,184	4,463,030	$47,412,098

Shares issued to shareholders in reinvestment of distributions
Class A	103	$1,029	24,534	$280,177	31,128	$312,836
Class B	82	821	3,523	39,883	4,908	48,986
Class C	82	821	3,007	33,923	5,255	52,177
Class I	98	982	6,440	73,864	6,914	69,759
Class R1	82	821	4,700	53,253	8,267	82,506
Class R2	90	902	52,144	591,309	94,128	939,399
Class R3	94	942	32,464	370,086	36,572	366,819
Class R4	98	982	53,298	610,261	1,640	16,529
	729	$7,300	180,110	$2,052,756	188,812	$1,889,011

Shares reacquired
Class A	(16,139)	$(159,146)	(275,083)	$(3,146,344)	(257,161)	$(2,708,602)
Class B	(17)	(185)	(44,435)	(501,978)	(85,370)	(882,335)
Class C	(8)	(83)	(188,971)	(2,124,433)	(163,356)	(1,693,390)
Class I	—	—	(132,352)	(1,499,284)	(44,863)	(486,252)
Class R1	—	—	(158,002)	(1,787,924)	(129,700)	(1,356,610)
Class R2	—	—	(1,776,306)	(20,039,968)	(1,618,957)	(16,762,469)
Class R3	(3,183)	(33,792)	(626,143)	(7,144,435)	(222,474)	(2,356,076)
Class R4	(143,424)	(1,528,880)	(535,287)	(6,330,958)	(25,756)	(272,697)
	(162,771)	$(1,722,086)	(3,736,579)	$(42,575,324)	(2,547,637)	$(26,518,431)

Net change
Class A	35,021	$365,444	440,796	$5,079,270	319,764	$3,315,298
Class B	31,713	325,434	103,721	1,147,115	54,782	584,785
Class C	15,780	160,948	98,793	1,115,557	129,280	1,347,608
Class I	10,098	100,983	123,928	1,474,645	106,422	1,108,785
Class R1	10,082	100,821	78,041	908,395	87,516	901,186
Class R2	11,130	112,080	(195,449)	(2,098,594)	696,420	7,897,402
Class R3	282,352	2,977,241	590,431	6,930,942	690,527	7,405,665
Class R4	3,731,426	39,096,992	6,344,789	74,218,286	19,494	221,949
	4,127,602	$43,239,943	7,585,050	$88,775,616	2,104,205	$22,782,678

Notes to Financial Statements – continued

	MFS Lifetime 2035 Fund		MFS Lifetime 2040 Fund
	Period ended 4/30/13 (c)		Year ended 4/30/13		Year ended 4/30/12
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	60,353	$625,092	418,757	$4,768,740	374,056	$3,876,266
Class B	16,772	172,694	72,885	809,677	59,049	616,470
Class C	12,242	124,297	234,216	2,603,055	272,374	2,792,807
Class I	10,000	100,002	99,428	1,143,977	118,627	1,254,045
Class R1	10,000	100,000	187,427	2,085,310	320,587	3,224,711
Class R2	28,796	304,366	1,474,557	16,490,336	1,891,350	19,800,711
Class R3	225,784	2,409,605	902,716	10,460,647	349,227	3,685,496
Class R4	2,300,504	24,418,184	6,518,262	75,748,670	46,040	499,157
	2,664,451	$28,254,240	9,908,248	$114,110,412	3,431,310	$35,749,663

Shares issued to shareholders in reinvestment of distributions
Class A	242	$2,428	13,148	$148,439	17,833	$175,831
Class B	94	949	1,245	13,998	2,210	21,700
Class C	94	949	1,906	21,216	3,637	35,390
Class I	111	1,112	5,500	62,423	5,870	58,111
Class R1	94	949	2,115	23,598	7,538	73,494
Class R2	103	1,030	29,646	332,921	59,301	581,154
Class R3	107	1,071	11,723	132,349	13,195	129,974
Class R4	111	1,112	47,410	537,629	1,280	12,659
	956	$9,600	112,693	$1,272,573	110,864	$1,088,313

Shares reacquired
Class A	(30)	$(323)	(213,269)	$(2,387,906)	(140,477)	$(1,454,284)
Class B	(13)	(142)	(31,850)	(359,586)	(31,533)	(324,875)
Class C	(5)	(53)	(105,790)	(1,176,019)	(73,722)	(745,396)
Class I	—	—	(12,599)	(138,559)	(20,326)	(212,640)
Class R1	—	—	(202,397)	(2,262,021)	(263,869)	(2,636,542)
Class R2	—	—	(2,042,016)	(22,378,651)	(1,212,203)	(12,513,719)
Class R3	(6,506)	(71,319)	(270,826)	(3,063,225)	(128,993)	(1,332,451)
Class R4	(38,915)	(420,737)	(481,938)	(5,645,861)	(21,212)	(221,580)
	(45,469)	$(492,574)	(3,360,685)	$(37,411,828)	(1,892,335)	$(19,441,487)

Net change
Class A	60,565	$627,197	218,636	$2,529,273	251,412	$2,597,813
Class B	16,853	173,501	42,280	464,089	29,726	313,295
Class C	12,331	125,193	130,332	1,448,252	202,289	2,082,801
Class I	10,111	101,114	92,329	1,067,841	104,171	1,099,516
Class R1	10,094	100,949	(12,855)	(153,113)	64,256	661,663
Class R2	28,899	305,396	(537,813)	(5,555,394)	738,448	7,868,146
Class R3	219,385	2,339,357	643,613	7,529,771	233,429	2,483,019
Class R4	2,261,700	23,998,559	6,083,734	70,640,438	26,108	290,236
	2,619,938	$27,771,266	6,660,256	$77,971,157	1,649,839	$17,396,489

Notes to Financial Statements – continued

	MFS Lifetime 2045 Fund		MFS Lifetime 2050 Fund
	Period ended 4/30/13 (c)		Year ended 4/30/13		Year ended 4/30/12
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	18,630	$191,190	100,257	$1,235,940	39,495	$446,466
Class B	12,781	129,177	9,488	115,636	14,146	158,520
Class C	17,654	178,692	17,686	213,155	9,092	100,562
Class I	10,000	100,001	19,574	244,849	18,060	202,149
Class R1	10,000	100,000	11,293	135,482	5,382	59,856
Class R2	10,000	100,000	185,829	2,242,337	206,661	2,327,431
Class R3	134,325	1,435,044	161,272	1,989,746	38,536	439,164
Class R4	1,113,640	11,855,379	1,680,894	20,835,773	1,357	15,941
	1,327,030	$14,089,483	2,186,293	$27,012,918	332,729	$3,750,089

Shares issued to shareholders in reinvestment of distributions
Class A	99	$997	1,031	$12,530	514	$5,451
Class B	96	964	132	1,595	197	2,083
Class C	148	1,484	139	1,669	268	2,823
Class I	103	1,038	364	4,408	541	5,704
Class R1	87	874	102	1,232	169	1,778
Class R2	95	956	1,725	20,817	1,795	18,900
Class R3	99	997	1,046	12,654	330	3,478
Class R4	103	1,038	10,243	123,936	243	2,560
	830	$8,348	14,782	$178,841	4,057	$42,777

Shares reacquired
Class A	(19)	$(213)	(14,361)	$(179,624)	(136,447)	$(1,393,232)
Class B	—	—	(4,255)	(54,781)	(462)	(4,747)
Class C	(5)	(50)	(5,528)	(70,952)	(298)	(3,401)
Class I	—	—	(10,844)	(129,477)	(50)	(590)
Class R1	—	—	(8,188)	(105,017)	(83)	(931)
Class R2	—	—	(80,522)	(970,923)	(79,602)	(862,480)
Class R3	(21,809)	(239,212)	(10,723)	(126,971)	(889)	(10,123)
Class R4	(13,976)	(152,357)	(236,661)	(2,970,801)	(8)	(87)
	(35,809)	$(391,832)	(371,082)	$(4,608,546)	(217,839)	$(2,275,591)

Net change
Class A	18,710	$191,974	86,927	$1,068,846	(96,438)	$(941,315)
Class B	12,877	130,141	5,365	62,450	13,881	155,856
Class C	17,797	180,126	12,297	143,872	9,062	99,984
Class I	10,103	101,039	9,094	119,780	18,551	207,263
Class R1	10,087	100,874	3,207	31,697	5,468	60,703
Class R2	10,095	100,956	107,032	1,292,231	128,854	1,483,851
Class R3	112,615	1,196,829	151,595	1,875,429	37,977	432,519
Class R4	1,099,767	11,704,060	1,454,476	17,988,908	1,592	18,414
	1,292,051	$13,705,999	1,829,993	$22,583,213	118,947	$1,517,275

Notes to Financial Statements – continued

	MFS Lifetime 2055 Fund
	Period ended 4/30/13 (c)
	Shares	Amount
Shares sold
Class A	12,765	$129,745
Class B	10,000	100,000
Class C	11,514	116,318
Class I	10,000	100,000
Class R1	10,000	100,000
Class R2	10,000	100,000
Class R3	21,566	223,714
Class R4	13,127	133,896
	98,972	$1,003,673

Shares issued to shareholders in reinvestment of distributions
Class A	108	$1,084
Class B	96	962
Class C	96	962
Class I	112	1,125
Class R1	96	962
Class R2	104	1,044
Class R3	108	1,085
Class R4	112	1,126
	832	$8,350

Shares reacquired
Class A	(25)	$(275)
Class C	(2)	(25)
Class R3	(167)	(1,815)
	(194)	$(2,115)
Net change
Class A	12,848	$130,554
Class B	10,096	100,962
Class C	11,608	117,255
Class I	10,112	101,125
Class R1	10,096	100,962
Class R2	10,104	101,044
Class R3	21,507	222,984
Class R4	13,239	135,022
	99,610	$1,009,908

(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.

Notes to Financial Statements – continued

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to participating funds, based on their borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended April 30, 2013, each fund’s commitment fee and interest expense were equal to the following and are included in “Miscellaneous” expense in the Statements of Operations:

	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Commitment Fee	$1,264	$395	$—	$1,101	$—	$879
Interest Expense	—	—	—	—	—	—

	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Commitment Fee	$—	$636	$—	$61	$—
Interest Expense	—	—	—	—	—

(7)	Transactions in Underlying Affiliated Funds - Affiliated Issuers

An affiliated issuer may be considered one in which each fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the following to be affiliated issuers:

	MFS Lifetime Retirement Income Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund (r)	342,566	695,954	(467,813)	570,707
MFS Commodity Strategy Fund (r)	174,989	371,655	(235,702)	310,942
MFS Emerging Markets Debt Fund (r)	109,265	188,229	(124,475)	173,019
MFS Global Bond Fund (r)	797,663	1,622,872	(1,073,569)	1,346,966
MFS Global Real Estate Fund (r)	120,106	205,711	(155,555)	170,262
MFS Government Securities Fund (r)	1,579,386	2,840,044	(1,742,637)	2,676,793
MFS Growth Fund (r)	134,981	242,483	(175,929)	201,535
MFS High Income Fund (r)	1,440,199	2,454,823	(1,589,049)	2,305,973
MFS Inflation-Adjusted Bond Fund (r)	1,478,719	3,370,423	(2,414,756)	2,434,386
MFS Institutional Money Market Portfolio	6	40,020,059	(40,020,060)	5
MFS International Growth Fund (r)	63,300	132,013	(88,680)	106,633
MFS International Value Fund (r)	62,285	112,496	(83,168)	91,613
MFS Limited Maturity Fund (r)	5,453,335	10,364,519	(6,684,350)	9,133,504
MFS Mid Cap Growth Fund (r)	496,095	1,041,786	(798,486)	739,395
MFS Mid Cap Value Fund (r)	347,091	680,923	(539,894)	488,120
MFS New Discovery Fund (r)	78,367	147,344	(112,157)	113,554
MFS New Discovery Value Fund (r)	159,580	309,547	(226,647)	242,480
MFS Research Bond Fund (r)	3,383,448	5,764,910	(3,630,487)	5,517,871
MFS Research Fund (r)	237,346	422,067	(305,792)	353,621
MFS Research International Fund (r)	334,516	662,828	(479,991)	517,353
MFS Value Fund (r)	266,736	468,629	(347,076)	388,289

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(6,353)	$—	$64,834	$5,575,810
MFS Commodity Strategy Fund	(101,446)	—	20,537	2,829,573
MFS Emerging Markets Debt Fund	1,560	14,874	108,632	2,802,911
MFS Global Bond Fund	(23,357)	248,398	314,441	14,048,854
MFS Global Real Estate Fund	1,710	75,017	81,710	2,817,844
MFS Government Securities Fund	(4,561)	76,688	591,053	27,918,949
MFS Growth Fund	3,035	—	—	11,267,798
MFS High Income Fund	(2,198)	—	433,004	8,416,803

Notes to Financial Statements – continued

	MFS Lifetime Retirement Income Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Inflation-Adjusted Bond Fund	$(3,867)	$132,503	$352,149	$27,849,379
MFS Institutional Money Market Portfolio	—	—	282	5
MFS International Growth Fund	(5,477)	8,323	27,464	2,849,229
MFS International Value Fund	4,843	—	44,128	2,853,746
MFS Limited Maturity Fund	(32,144)	—	1,057,445	55,805,710
MFS Mid Cap Growth Fund	1,161	—	—	8,488,251
MFS Mid Cap Value Fund	15,664	—	76,848	8,503,044
MFS New Discovery Fund	(4,465)	—	—	2,843,385
MFS New Discovery Value Fund	2,972	117,314	19,547	2,834,589
MFS Research Bond Fund	(328)	—	1,602,762	61,469,079
MFS Research Fund	11,277	—	92,957	11,273,433
MFS Research International Fund	(24,892)	—	141,179	8,546,675
MFS Value Fund	10,652	68,226	181,198	11,260,374
	$(156,214)	$741,343	$5,210,170	$280,255,441

	MFS Lifetime 2010 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund (r)	130,171	236,832	(155,134)	211,869
MFS Commodity Strategy Fund (r)	66,126	130,213	(81,796)	114,543
MFS Emerging Markets Debt Fund (r)	41,384	72,123	(49,243)	64,264
MFS Global Bond Fund (r)	302,171	556,229	(357,880)	500,520
MFS Global Real Estate Fund (r)	45,324	82,116	(64,428)	63,012
MFS Government Securities Fund (r)	599,719	1,087,340	(692,901)	994,158
MFS Growth Fund (r)	50,931	93,826	(70,115)	74,642
MFS High Income Fund (r)	545,478	952,674	(642,257)	855,895
MFS Inflation-Adjusted Bond Fund (r)	560,913	1,378,485	(1,034,807)	904,591
MFS Institutional Money Market Portfolio	4	44,951,947	(44,903,524)	48,427
MFS International Growth Fund (r)	23,936	49,775	(34,298)	39,413
MFS International Value Fund (r)	23,544	43,497	(33,213)	33,828
MFS Limited Maturity Fund (r)	2,070,908	3,725,011	(2,404,313)	3,391,606
MFS Mid Cap Growth Fund (r)	187,014	346,470	(259,659)	273,825
MFS Mid Cap Value Fund (r)	131,252	225,239	(176,457)	180,034
MFS New Discovery Fund (r)	29,449	56,404	(43,998)	41,855
MFS New Discovery Value Fund (r)	60,253	117,637	(88,524)	89,366
MFS Research Bond Fund (r)	1,282,931	2,225,182	(1,458,532)	2,049,581
MFS Research Fund (r)	89,660	165,131	(124,034)	130,757
MFS Research International Fund (r)	126,443	248,930	(184,369)	191,004
MFS Value Fund (r)	100,862	185,207	(142,320)	143,749

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(7,995)	$—	$21,297	$2,069,960
MFS Commodity Strategy Fund	(13,559)	—	5,902	1,042,338
MFS Emerging Markets Debt Fund	1,680	4,282	35,516	1,041,075
MFS Global Bond Fund	(6,699)	71,627	103,171	5,220,424
MFS Global Real Estate Fund	7,693	23,027	23,770	1,042,846
MFS Government Securities Fund	(2,465)	28,223	193,509	10,369,067
MFS Growth Fund	29,109	—	—	4,173,233
MFS High Income Fund	827	—	141,791	3,124,018
MFS Inflation-Adjusted Bond Fund	8,654	38,170	115,401	10,348,524
MFS Institutional Money Market Portfolio	—	—	494	48,427
MFS International Growth Fund	7,036	2,360	7,787	1,053,127
MFS International Value Fund	9,127	—	12,580	1,053,745
MFS Limited Maturity Fund	(38,917)	—	345,870	20,722,710
MFS Mid Cap Growth Fund	34,555	—	—	3,143,510

Notes to Financial Statements – continued

	MFS Lifetime 2010 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Mid Cap Value Fund	$50,497	$—	$21,978	$3,136,193
MFS New Discovery Fund	18,817	—	—	1,048,048
MFS New Discovery Value Fund	10,051	35,963	5,548	1,044,691
MFS Research Bond Fund	10,899	—	524,805	22,832,328
MFS Research Fund	45,012	—	26,621	4,168,524
MFS Research International Fund	21,619	—	40,178	3,155,396
MFS Value Fund	30,973	19,692	60,546	4,168,728
	$216,914	$223,344	$1,686,764	$104,006,912

	MFS Lifetime 2015 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	—	62,091	(1,401)	60,690
MFS Commodity Strategy Fund	—	34,020	(836)	33,184
MFS Emerging Markets Debt Fund	—	38,064	(1,621)	36,443
MFS Global Bond Fund	—	147,304	(3,648)	143,656
MFS Global Real Estate Fund	—	19,493	(1,110)	18,383
MFS Government Securities Fund	—	291,537	(7,256)	284,281
MFS Growth Fund	—	28,253	(1,422)	26,831
MFS High Income Fund	—	338,745	(12,687)	326,058
MFS Inflation-Adjusted Bond Fund (r)	—	506,885	(247,541)	259,344
MFS Institutional Money Market Portfolio	—	29,916,012	(29,915,993)	19
MFS International Growth Fund	—	17,845	(761)	17,084
MFS International Value Fund	—	15,670	(969)	14,701
MFS Limited Maturity Fund	—	743,785	(11,114)	732,671
MFS Mid Cap Growth Fund (r)	—	99,236	(7,028)	92,208
MFS Mid Cap Value Fund (r)	—	66,020	(5,015)	61,005
MFS New Discovery Fund	—	12,804	(595)	12,209
MFS New Discovery Value Fund	—	27,077	(1,031)	26,046
MFS Research Bond Fund	—	533,091	(11,345)	521,746
MFS Research Fund	—	49,448	(2,278)	47,170
MFS Research International Fund	—	67,743	(2,927)	64,816
MFS Value Fund	—	54,690	(2,849)	51,841

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(12)	$—	$1,593	$592,938
MFS Commodity Strategy Fund	(442)	—	71	301,979
MFS Emerging Markets Debt Fund	(144)	113	4,905	590,386
MFS Global Bond Fund	(1,439)	874	8,980	1,498,330
MFS Global Real Estate Fund	287	200	289	304,248
MFS Government Securities Fund	(876)	—	12,607	2,965,047
MFS Growth Fund	538	—	—	1,500,146
MFS High Income Fund	41	—	12,719	1,190,111
MFS Inflation-Adjusted Bond Fund	(1,601)	468	5,869	2,966,894
MFS Institutional Money Market Portfolio	—	—	330	19
MFS International Growth Fund	39	46	152	456,480
MFS International Value Fund	475	—	243	457,937
MFS Limited Maturity Fund	(222)	—	14,970	4,476,622
MFS Mid Cap Growth Fund	280	—	—	1,058,546
MFS Mid Cap Value Fund	449	—	344	1,062,702
MFS New Discovery Fund	104	—	—	305,707
MFS New Discovery Value Fund	76	284	68	304,478
MFS Research Bond Fund	(983)	—	30,224	5,812,249
MFS Research Fund	486	—	450	1,503,772

Notes to Financial Statements – continued

	MFS Lifetime 2015 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Research International Fund	$227	$—	$588	$1,070,755
MFS Value Fund	706	495	6,425	1,503,386
	$(2,011)	$2,480	$100,827	$29,922,732

	MFS Lifetime 2020 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund (r)	206,317	558,316	(319,491)	445,142
MFS Commodity Strategy Fund (r)	385,726	717,528	(470,308)	632,946
MFS Emerging Markets Debt Fund (r)	302,182	591,329	(357,387)	536,124
MFS Global Bond Fund (r)	734,859	1,736,879	(1,078,270)	1,393,468
MFS Global Real Estate Fund (r)	188,353	328,453	(254,649)	262,157
MFS Government Securities Fund (r)	1,452,155	2,966,723	(1,656,975)	2,761,903
MFS Growth Fund (r)	229,020	419,767	(286,088)	362,699
MFS High Income Fund (r)	2,210,907	4,303,537	(2,543,504)	3,970,940
MFS Inflation-Adjusted Bond Fund (r)	892,515	2,925,451	(1,916,831)	1,901,135
MFS Institutional Money Market Portfolio	7	111,315,646	(111,315,644)	9
MFS International Growth Fund (r)	156,182	328,758	(210,963)	273,977
MFS International New Discovery Fund (r)	46,322	73,537	(66,658)	53,201
MFS International Value Fund (r)	154,070	286,956	(205,131)	235,895
MFS Limited Maturity Fund (r)	782,051	2,704,679	(1,076,855)	2,409,875
MFS Mid Cap Growth Fund (r)	927,767	1,869,715	(1,407,145)	1,390,337
MFS Mid Cap Value Fund (r)	646,115	1,219,646	(947,632)	918,129
MFS New Discovery Fund (r)	98,488	180,308	(133,126)	145,670
MFS New Discovery Value Fund (r)	198,003	376,297	(263,003)	311,297
MFS Research Bond Fund (r)	1,916,113	3,990,713	(2,134,694)	3,772,132
MFS Research Fund (r)	402,487	736,182	(501,467)	637,202
MFS Research International Fund (r)	551,057	1,089,572	(753,718)	886,911
MFS Value Fund (r)	453,480	829,290	(582,086)	700,684

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(5,863)	$—	$43,214	$4,349,039
MFS Commodity Strategy Fund	(89,768)	—	40,108	5,759,806
MFS Emerging Markets Debt Fund	1,532	41,046	302,414	8,685,205
MFS Global Bond Fund	(25,404)	228,457	294,203	14,533,868
MFS Global Real Estate Fund	23,998	107,863	116,503	4,338,702
MFS Government Securities Fund	(12,377)	69,712	547,640	28,806,645
MFS Growth Fund	49,821	—	—	20,278,504
MFS High Income Fund	(31,997)	—	669,395	14,493,930
MFS Inflation-Adjusted Bond Fund	(5,164)	87,430	229,794	21,748,989
MFS Institutional Money Market Portfolio	—	—	936	9
MFS International Growth Fund	18,580	19,318	63,742	7,320,667
MFS International New Discovery Fund	4,417	—	15,641	1,426,855
MFS International Value Fund	32,847	—	102,786	7,348,128
MFS Limited Maturity Fund	(4,806)	—	203,575	14,724,337
MFS Mid Cap Growth Fund	77,913	—	—	15,961,065
MFS Mid Cap Value Fund	108,946	—	132,353	15,993,800
MFS New Discovery Fund	23,224	—	—	3,647,580
MFS New Discovery Value Fund	13,641	137,201	22,705	3,639,059
MFS Research Bond Fund	(2,636)	—	952,638	42,021,551
MFS Research Fund	58,404	—	150,568	20,313,990
MFS Research International Fund	(154,528)	—	219,186	14,651,771
MFS Value Fund	51,567	111,431	300,434	20,319,825
	$132,347	$802,458	$4,407,835	$290,363,325

Notes to Financial Statements – continued

	MFS Lifetime 2025 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	—	46,257	(868)	45,389
MFS Commodity Strategy Fund	—	177,513	(5,707)	171,806
MFS Emerging Markets Debt Fund	—	84,045	(1,624)	82,421
MFS Emerging Markets Equity Fund	—	6,989	(372)	6,617
MFS Global Bond Fund	—	196,607	(3,484)	193,123
MFS Global Real Estate Fund	—	71,225	(3,831)	67,394
MFS Government Securities Fund	—	219,118	(1,737)	217,381
MFS Growth Fund	—	79,233	(3,446)	75,787
MFS High Income Fund	—	627,762	(15,911)	611,851
MFS Inflation-Adjusted Bond Fund (r)	—	382,828	(189,279)	193,549
MFS Institutional Money Market Portfolio	—	44,141,985	(44,141,958)	27
MFS International Growth Fund	—	70,278	(2,595)	67,683
MFS International New Discovery Fund	—	26,044	(976)	25,068
MFS International Value Fund	—	61,550	(3,174)	58,376
MFS Mid Cap Growth Fund (r)	—	333,758	(20,725)	313,033
MFS Mid Cap Value Fund (r)	—	222,925	(16,516)	206,409
MFS New Discovery Fund	—	33,313	(1,787)	31,526
MFS New Discovery Value Fund	—	70,202	(3,016)	67,186
MFS Research Bond Fund	—	306,940	(3,743)	303,197
MFS Research Fund	—	117,464	(4,973)	112,491
MFS Research International Fund	—	185,825	(7,031)	178,794
MFS Value Fund	—	154,556	(8,104)	146,452

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(4)	$—	$1,159	$443,455
MFS Commodity Strategy Fund	(1,436)	—	251	1,563,432
MFS Emerging Markets Debt Fund	(279)	157	10,646	1,335,226
MFS Emerging Markets Equity Fund	(155)	—	49	220,480
MFS Global Bond Fund	(1,241)	771	11,791	2,014,273
MFS Global Real Estate Fund	1,139	482	696	1,115,374
MFS Government Securities Fund	(202)	—	9,089	2,267,288
MFS Growth Fund	2,551	—	—	4,237,235
MFS High Income Fund	(27)	—	23,127	2,233,256
MFS Inflation-Adjusted Bond Fund	(997)	232	4,224	2,214,205
MFS Institutional Money Market Portfolio	—	—	481	27
MFS International Growth Fund	386	121	398	1,808,486
MFS International New Discovery Fund	292	—	169	672,336
MFS International Value Fund	2,031	—	640	1,818,403
MFS Mid Cap Growth Fund	1,665	—	—	3,593,624
MFS Mid Cap Value Fund	4,002	—	733	3,595,642
MFS New Discovery Fund	892	511	122	789,412
MFS New Discovery Value Fund	471	—	—	785,406
MFS Research Bond Fund	(384)	—	16,906	3,377,616
MFS Research Fund	2,493	—	655	3,586,200
MFS Research International Fund	1,561	—	1,083	2,953,674
MFS Value Fund	4,248	1,113	17,775	4,247,099
	$17,006	$3,387	$99,994	$44,872,149

Notes to Financial Statements – continued

	MFS Lifetime 2030 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund (r)	82,707	227,256	(132,116)	177,847
MFS Commodity Strategy Fund (r)	560,210	1,216,831	(691,807)	1,085,234
MFS Emerging Markets Debt Fund (r)	158,687	356,914	(191,677)	323,924
MFS Emerging Markets Equity Fund (r)	50,250	101,751	(64,418)	87,583
MFS Global Bond Fund (r)	308,421	847,559	(482,953)	673,027
MFS Global Real Estate Fund (r)	326,214	577,316	(408,181)	495,349
MFS Growth Fund (r)	279,137	508,967	(319,733)	468,371
MFS High Income Fund (r)	1,161,047	2,605,483	(1,364,489)	2,402,041
MFS Inflation-Adjusted Bond Fund (r)	451,296	1,393,943	(962,420)	882,819
MFS Institutional Money Market Portfolio	96,598	84,744,873	(84,841,463)	8
MFS International Growth Fund (r)	262,852	555,110	(334,362)	483,600
MFS International New Discovery Fund (r)	142,334	250,408	(175,229)	217,513
MFS International Value Fund (r)	258,845	481,112	(322,370)	417,587
MFS Mid Cap Growth Fund (r)	1,131,942	2,444,938	(1,691,128)	1,885,752
MFS Mid Cap Value Fund (r)	789,703	1,589,791	(1,136,244)	1,243,250
MFS New Discovery Fund (r)	126,141	229,125	(156,214)	199,052
MFS New Discovery Value Fund (r)	253,500	477,431	(305,920)	425,011
MFS Research Bond Fund (r)	320,128	658,763	(381,943)	596,948
MFS Research Fund (r)	346,794	631,632	(393,096)	585,330
MFS Research International Fund (r)	598,202	1,187,070	(751,666)	1,033,606
MFS Value Fund (r)	553,354	990,985	(639,898)	904,441

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(4,772)	$—	$17,184	$1,737,561
MFS Commodity Strategy Fund	(192,054)	—	64,306	9,875,629
MFS Emerging Markets Debt Fund	(1,739)	23,330	172,139	5,247,573
MFS Emerging Markets Equity Fund	(10,519)	—	22,368	2,918,252
MFS Global Bond Fund	(15,179)	103,979	135,250	7,019,668
MFS Global Real Estate Fund	13,287	192,807	210,650	8,198,027
MFS Growth Fund	3,120	—	—	26,186,646
MFS High Income Fund	(6,492)	—	380,451	8,767,448
MFS Inflation-Adjusted Bond Fund	(4,501)	41,418	110,912	10,099,443
MFS Institutional Money Market Portfolio	—	—	731	8
MFS International Growth Fund	(9,601)	33,486	110,494	12,921,796
MFS International New Discovery Fund	4,312	—	56,665	5,833,704
MFS International Value Fund	20,066	—	177,422	13,007,835
MFS Mid Cap Growth Fund	14,114	—	—	21,648,438
MFS Mid Cap Value Fund	17,977	—	172,153	21,657,407
MFS New Discovery Fund	17,689	—	—	4,984,271
MFS New Discovery Value Fund	6,230	180,357	30,238	4,968,377
MFS Research Bond Fund	398	—	153,982	6,650,005
MFS Research Fund	8,468	—	134,848	18,660,326
MFS Research International Fund	(172,387)	—	247,312	17,075,165
MFS Value Fund	(11,435)	139,870	374,931	26,228,794
	$(323,018)	$715,247	$2,572,036	$233,686,373

	MFS Lifetime 2035 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	—	7,563	(4)	7,559
MFS Commodity Strategy Fund	—	153,511	(1,988)	151,523
MFS Emerging Markets Debt Fund	—	13,778	(21)	13,757
MFS Emerging Markets Equity Fund	—	15,302	(83)	15,219
MFS Global Bond Fund	—	28,594	(59)	28,535
MFS Global Real Estate Fund	—	81,677	(2,909)	78,768

Notes to Financial Statements – continued

	MFS Lifetime 2035 Fund – continued
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Growth Fund	—	61,841	(1,000)	60,841
MFS High Income Fund	—	101,930	(88)	101,842
MFS Inflation-Adjusted Bond Fund (r)	—	152,101	(73,412)	78,689
MFS Institutional Money Market Portfolio	—	27,030,649	(26,848,033)	182,616
MFS International Growth Fund	—	71,416	(539)	70,877
MFS International New Discovery Fund	—	38,049	(282)	37,767
MFS International Value Fund	—	62,384	(992)	61,392
MFS Mid Cap Growth Fund (r)	—	259,288	(12,858)	246,430
MFS Mid Cap Value Fund (r)	—	172,864	(10,196)	162,668
MFS New Discovery Fund	—	28,428	(846)	27,582
MFS New Discovery Value Fund	—	59,933	(916)	59,017
MFS Research Bond Fund	—	68,329	(475)	67,854
MFS Research Fund	—	73,720	(1,073)	72,647
MFS Research International Fund	—	139,112	(1,978)	137,134
MFS Value Fund	—	119,183	(2,096)	117,087

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$—	$—	$185	$73,853
MFS Commodity Strategy Fund	(1,021)	—	392	1,378,856
MFS Emerging Markets Debt Fund	(7)	39	1,741	222,856
MFS Emerging Markets Equity Fund	(76)	—	176	507,104
MFS Global Bond Fund	(26)	174	1,708	297,617
MFS Global Real Estate Fund	1,327	988	1,428	1,303,604
MFS Growth Fund	93	—	—	3,401,632
MFS High Income Fund	(1)	—	3,772	371,723
MFS Inflation-Adjusted Bond Fund	(152)	164	1,768	900,203
MFS Institutional Money Market Portfolio	—	—	298	182,616
MFS International Growth Fund	(104)	220	726	1,893,842
MFS International New Discovery Fund	(1)	—	442	1,012,907
MFS International Value Fund	513	—	1,169	1,912,375
MFS Mid Cap Growth Fund	210	—	—	2,829,016
MFS Mid Cap Value Fund	732	—	1,019	2,833,672
MFS New Discovery Fund	308	—	—	690,644
MFS New Discovery Value Fund	110	786	188	689,912
MFS Research Bond Fund	(45)	—	3,935	755,895
MFS Research Fund	157	—	757	2,315,993
MFS Research International Fund	183	—	1,476	2,265,450
MFS Value Fund	673	1,231	14,517	3,395,534
	$2,873	$3,602	$35,697	$29,235,304

	MFS Lifetime 2040 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Commodity Strategy Fund (r)	457,560	1,088,093	(547,964)	997,689
MFS Emerging Markets Equity Fund (r)	53,052	126,123	(69,289)	109,886
MFS Global Real Estate Fund (r)	312,803	634,058	(389,485)	557,376
MFS Growth Fund (r)	209,587	430,743	(251,365)	388,965
MFS Inflation-Adjusted Bond Fund (r)	192,937	646,762	(446,018)	393,681
MFS Institutional Money Market Portfolio	15	80,350,012	(80,350,006)	21
MFS International Growth Fund (r)	229,592	549,317	(296,877)	482,032
MFS International New Discovery Fund (r)	150,290	307,837	(185,246)	272,881
MFS International Value Fund (r)	226,076	472,085	(280,554)	417,607
MFS Mid Cap Growth Fund (r)	858,290	2,133,808	(1,404,543)	1,587,555
MFS Mid Cap Value Fund (r)	599,784	1,408,044	(959,116)	1,048,712
MFS New Discovery Fund (r)	102,673	215,183	(135,183)	182,673

Notes to Financial Statements – continued

	MFS Lifetime 2040 Fund – continued
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS New Discovery Value Fund (r)	206,784	444,858	(261,467)	390,175
MFS Research Bond Fund (r)	200,086	457,728	(252,005)	405,809
MFS Research Fund (r)	246,047	501,434	(291,602)	455,879
MFS Research International Fund (r)	462,368	1,026,432	(595,702)	893,098
MFS Value Fund (r)	415,154	837,574	(500,263)	752,465

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(192,276)	$—	$56,455	$9,078,969
MFS Emerging Markets Equity Fund	(26,509)	—	25,748	3,661,387
MFS Global Real Estate Fund	(2,927)	197,767	220,875	9,224,568
MFS Growth Fund	9,130	—	—	21,747,016
MFS Inflation-Adjusted Bond Fund	3,973	18,108	47,621	4,503,705
MFS Institutional Money Market Portfolio	—	—	695	21
MFS International Growth Fund	(38,549)	31,360	103,479	12,879,890
MFS International New Discovery Fund	(6,983)	—	65,853	7,318,674
MFS International Value Fund	8,630	—	167,113	13,008,473
MFS Mid Cap Growth Fund	(8,809)	—	—	18,225,136
MFS Mid Cap Value Fund	11,678	—	139,234	18,268,567
MFS New Discovery Fund	9,580	—	—	4,574,137
MFS New Discovery Value Fund	3,924	153,930	26,357	4,561,145
MFS Research Bond Fund	4,263	—	98,750	4,520,716
MFS Research Fund	13,017	—	101,121	14,533,417
MFS Research International Fund	(227,768)	—	202,981	14,753,976
MFS Value Fund	(13,762)	111,646	291,431	21,821,491
	$(453,388)	$512,811	$1,547,713	$182,681,288

	MFS Lifetime 2045 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Commodity Strategy Fund	—	80,504	(2,030)	78,474
MFS Emerging Markets Equity Fund	—	8,861	(170)	8,691
MFS Global Real Estate Fund	—	45,627	(2,114)	43,513
MFS Growth Fund	—	31,320	(487)	30,833
MFS Inflation-Adjusted Bond Fund (r)	—	60,914	(29,743)	31,171
MFS Institutional Money Market Portfolio	—	13,698,729	(13,698,718)	11
MFS International Growth Fund	—	39,044	(1,179)	37,865
MFS International New Discovery Fund	—	22,002	(466)	21,536
MFS International Value Fund	—	34,016	(1,496)	32,520
MFS Mid Cap Growth Fund (r)	—	136,817	(11,012)	125,805
MFS Mid Cap Value Fund (r)	—	90,990	(8,223)	82,767
MFS New Discovery Fund	—	14,929	(562)	14,367
MFS New Discovery Value Fund	—	31,756	(921)	30,835
MFS Research Bond Fund	—	32,591	(528)	32,063
MFS Research Fund	—	36,748	(679)	36,069
MFS Research International Fund	—	72,562	(2,689)	69,873
MFS Value Fund	—	60,800	(1,421)	59,379

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(1,369)	$—	$354	$714,112
MFS Emerging Markets Equity Fund	(152)	—	168	289,574
MFS Global Real Estate Fund	1,227	932	1,348	720,146
MFS Growth Fund	13	—	—	1,723,887
MFS Inflation-Adjusted Bond Fund	(114)	117	769	356,594

Notes to Financial Statements – continued

	MFS Lifetime 2045 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$154	$11
MFS International Growth Fund	17	204	673	1,011,753
MFS International New Discovery Fund	31	—	428	577,601
MFS International Value Fund	1,329	—	1,079	1,013,003
MFS Mid Cap Growth Fund	43	—	—	1,444,238
MFS Mid Cap Value Fund	597	—	902	1,441,802
MFS New Discovery Fund	87	—	—	359,743
MFS New Discovery Value Fund	33	710	170	360,461
MFS Research Bond Fund	(22)	—	1,982	357,187
MFS Research Fund	172	—	656	1,149,881
MFS Research International Fund	774	—	1,314	1,154,301
MFS Value Fund	655	921	7,712	1,722,001
	$3,321	$2,884	$17,709	$14,396,295

	MFS Lifetime 2050 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Commodity Strategy Fund (r)	21,936	177,444	(38,479)	160,901
MFS Emerging Markets Equity Fund (r)	2,544	19,150	(4,099)	17,595
MFS Global Real Estate Fund (r)	14,920	101,072	(27,514)	88,478
MFS Growth Fund (r)	10,014	66,944	(14,244)	62,714
MFS Inflation-Adjusted Bond Fund (r)	9,237	121,258	(67,033)	63,462
MFS Institutional Money Market Portfolio	2	19,876,388	(19,876,384)	6
MFS International Growth Fund (r)	10,990	83,347	(17,246)	77,091
MFS International New Discovery Fund (r)	7,196	46,866	(10,296)	43,766
MFS International Value Fund (r)	10,814	72,012	(16,664)	66,162
MFS Mid Cap Growth Fund (r)	41,001	398,104	(184,005)	255,100
MFS Mid Cap Value Fund (r)	28,679	269,631	(130,326)	167,984
MFS New Discovery Fund (r)	4,885	32,021	(7,634)	29,272
MFS New Discovery Value Fund (r)	9,878	68,885	(16,156)	62,607
MFS Research Bond Fund (r)	9,610	71,872	(16,067)	65,415
MFS Research Fund (r)	11,768	78,092	(16,532)	73,328
MFS Research International Fund (r)	22,116	153,896	(33,745)	142,267
MFS Value Fund (r)	19,859	129,058	(27,994)	120,923

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(21,319)	$—	$7,427	$1,464,198
MFS Emerging Markets Equity Fund	(1,717)	—	3,352	586,252
MFS Global Real Estate Fund	444	21,534	27,931	1,464,306
MFS Growth Fund	(3,280)	—	—	3,506,364
MFS Inflation-Adjusted Bond Fund	(548)	2,358	5,201	726,003
MFS Institutional Money Market Portfolio	—	—	175	6
MFS International Growth Fund	(1,970)	4,091	13,498	2,059,875
MFS International New Discovery Fund	(717)	—	8,566	1,173,816
MFS International Value Fund	(593)	—	21,806	2,060,929
MFS Mid Cap Growth Fund	(2,271)	—	—	2,928,548
MFS Mid Cap Value Fund	(1,187)	—	18,292	2,926,284
MFS New Discovery Fund	(1,065)	—	—	732,977
MFS New Discovery Value Fund	(575)	16,553	3,443	731,880
MFS Research Bond Fund	(122)	—	11,304	728,718
MFS Research Fund	(1,593)	—	13,293	2,337,679
MFS Research International Fund	(2,500)	—	26,393	2,350,253
MFS Value Fund	(1,748)	14,626	33,201	3,506,764
	$(40,761)	$59,162	$193,882	$29,284,852

Notes to Financial Statements – continued

	MFS Lifetime 2055 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Commodity Strategy Fund	—	6,335	(127)	6,208
MFS Emerging Markets Equity Fund	—	688	(11)	677
MFS Global Real Estate Fund	—	3,549	(145)	3,404
MFS Growth Fund	—	2,464	(52)	2,412
MFS Inflation-Adjusted Bond Fund (r)	—	4,793	(2,344)	2,449
MFS Institutional Money Market Portfolio	—	1,006,490	(1,006,489)	1
MFS International Growth Fund	—	3,036	(69)	2,967
MFS International New Discovery Fund	—	1,718	(36)	1,682
MFS International Value Fund	—	2,634	(85)	2,549
MFS Mid Cap Growth Fund (r)	—	18,023	(8,209)	9,814
MFS Mid Cap Value Fund (r)	—	12,015	(5,544)	6,471
MFS New Discovery Fund	—	1,182	(54)	1,128
MFS New Discovery Value Fund	—	2,533	(122)	2,411
MFS Research Bond Fund	—	2,590	(73)	2,517
MFS Research Fund	—	2,871	(49)	2,822
MFS Research International Fund	—	5,648	(170)	5,478
MFS Value Fund	—	4,740	(87)	4,653

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(70)	$—	$354	$56,490
MFS Emerging Markets Equity Fund	(4)	—	168	22,564
MFS Global Real Estate Fund	2	932	1,349	56,336
MFS Growth Fund	(4)	—	—	134,857
MFS Inflation-Adjusted Bond Fund	(18)	117	173	28,020
MFS Institutional Money Market Portfolio	—	—	17	1
MFS International Growth Fund	4	204	673	79,286
MFS International New Discovery Fund	—	—	428	45,107
MFS International Value Fund	34	—	1,079	79,389
MFS Mid Cap Growth Fund	53	—	—	112,659
MFS Mid Cap Value Fund	79	—	902	112,728
MFS New Discovery Fund	55	—	—	28,238
MFS New Discovery Value Fund	47	710	170	28,182
MFS Research Bond Fund	(7)	—	356	28,036
MFS Research Fund	(8)	—	656	89,953
MFS Research International Fund	23	—	1,314	90,499
MFS Value Fund	7	714	1,190	134,951
	$193	$2,677	$8,829	$1,127,296

(r)	During the year ended April 30, 2013, the fund’s investment in the underlying fund’s Class I shares was converted to Class R5 shares. The fund became a shareholder of Class R5 and received Class R5 shares with a total net asset value equal to its Class I shares at the time of the conversion. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust XII and Shareholders of MFS Lifetime Funds:

We have audited the accompanying statements of assets and liabilities of MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund and MFS Lifetime 2055 Fund (the “MFS Lifetime Funds”) (eleven of the funds constituting MFS Series Trust XII), including the portfolios of investments, as of April 30, 2013, and the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the MFS Lifetime Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the MFS Lifetime Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the MFS Lifetime Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2013, by correspondence with the transfer agent and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MFS Lifetime Funds at April 30, 2013, and the results of their operations, changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

June 17, 2013

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and Officers of the Trust, as of June 1, 2013, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 49)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until December 2009); Chief Investment Officer (until July 2010)	N/A

INDEPENDENT TRUSTEES
David H. Gunning (age 71)	Trustee and Chair of Trustees	January 2004	Private investor	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Portman Limited (mining), Director (until 2008)

Robert E. Butler (age 71)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A

Maureen R. Goldfarb (age 58)	Trustee	January 2009	Private investor	N/A

William R. Gutow (age 71)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Texas Donuts (donut franchise), Vice Chairman (until 2010)

Michael Hegarty (age 68)	Trustee	December 2004	Private investor	Brookfield Office Properties, Inc. (real estate), Director; Rouse Properties Inc. (real estate), Director; Capmark Financial Group Inc. (real estate), Director

John P. Kavanaugh (age 58)	Trustee	January 2009	Private investor	N/A

J. Dale Sherratt (age 74)	Trustee	June 1989	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner	N/A

Laurie J. Thomsen (age 55)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (insurance), Director

Robert W. Uek (age 72)	Trustee	January 2006	Consultant to investment company industry	N/A

OFFICERS
John M. Corcoran (k) (age 48)	President	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until September 2008)	N/A

Christopher R. Bohane (k) (age 39)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Assistant General Counsel	N/A

Kino Clark (k) (age 44)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Thomas H. Connors (k) (age 53)	Assistant Secretary and Assistant Clerk	September 2012	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Investment Management Americas Inc. (financial service provider), Director and Senior Counsel (until 2012)	N/A

Ethan D. Corey (k) (age 49)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

David L. DiLorenzo (k) (age 44)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A

Robyn L. Griffin (age 37)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (October 2006 – July 2008)	N/A

Brian E. Langenfeld (k) (age 40)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Susan S. Newton (k) (age 63)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

Susan A. Pereira (k) (age 42)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Kasey L. Phillips (k) (age 42)	Assistant Treasurer	September 2012	Massachusetts Financial Services Company, Vice President; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)	N/A

Mark N. Polebaum (k) (age 61)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A

Frank L. Tarantino (age 69)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A

Richard S. Weitzel (k) (age 42)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

James O. Yost (k) (age 52)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. For the period October 2008, until January 2012, Mr. Corcoran served as Treasurer of the Funds. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2013, the Trustees served as board members of 143 funds within the MFS Family of Funds.

Trustees and Officers – continued

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company	State Street Bank and Trust Company
111 Huntington Avenue	1 Lincoln Street
Boston, MA 02199-7618	Boston, MA 02111-2900
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc.	Ernst & Young LLP
111 Huntington Avenue	200 Clarendon Street
Boston, MA 02199-7618	Boston, MA 02116
Portfolio Manager
Joseph Flaherty

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

MFS Lifetime Funds

MFS Lifetime 2015 Fund

MFS Lifetime 2025 Fund

MFS Lifetime 2035 Fund

MFS Lifetime 2045 Fund

MFS Lifetime 2055 Fund

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, initially approve the Funds’ investment advisory agreement with MFS (the “Agreement”) and, beginning on the second anniversary of the initial effective date of the Agreement, annually approve the continuation of the Agreement. In June 2012 and July 2012, the Board met to consider the initial approval of the Agreement (“the initial review meetings”). The independent Trustees were assisted in their evaluation of the Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the initial approval of the Agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services to be performed by MFS under the Agreement and other arrangements with the Funds.

In connection with their initial review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the Funds’ proposed fees and expenses and the fees and expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”) and (ii) information as to whether and to what extent expense waivers and reimbursements would be observed for the Funds. In addition, in connection with the independent Trustees’ meetings in May, June and July, 2012 (the “contract review meetings”) for the purpose of considering whether to approve the continuation of the investment advisory agreements for the other investment companies that the Board oversees (the “MFS Funds”), the independent Trustees received: (i) information provided by MFS on fees it charges to institutional accounts managed in styles similar to other MFS Funds, (ii) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the MFS Funds as a whole, and compared to MFS’ institutional business, (iii) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (iv) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (v) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel that would provide investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative fee and expense information prepared and provided by Lipper was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the initial approval of the Agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Because the Funds are newly organized and had not yet commenced investment operations at the time of the initial review meetings, the Funds had no investment performance for the Trustees to review.

The Trustees considered that MFS will not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds will pay their pro rata share of the advisory fees paid by the underlying funds in which they invest (the “Underlying Funds”). The Trustees also considered that MFS will observe an expense limitation for each Fund, which may not be changed without the Trustees’ approval.

In assessing the reasonableness of the Funds’ expenses, the Trustees considered, among other information, the total expense ratios of the Funds’ Class A shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Lipper Inc., noting that the Funds’ total expense ratios were expected to be relatively low because, as noted above, the Funds do not bear advisory expenses. The Trustees considered that, according to the Lipper data (which takes into account any proposed fee reductions or expense limitations for the Funds): (i) the MFS Lifetime 2015 Fund’s total expense ratio would be lower than the Lipper expense group median; (ii) the MFS Lifetime 2025 Fund’s total expense ratio would be lower than the Lipper expense group median; (iii) the MFS Lifetime 2035 Fund’s total expense ratio would be lower than the Lipper expense group median; (v) the MFS Lifetime 2045 Fund’s total expense ratio would be lower than the Lipper expense group median; and (v) the MFS Lifetime 2055 Fund’s total expense ratio would be lower than the Lipper expense group median. Because the Funds will not pay advisory fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for the Funds’ shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

Board Approval of Investment Advisory Agreement – continued

The Trustees did not consider MFS’ costs and profits with respect to the Funds because the Funds had not yet commenced operations. The Trustees considered information prepared by MFS relating to MFS’ costs and profits with respect to the MFS Funds considered as a group, and other investment companies and institutional accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial, Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Funds by MFS and its affiliates under agreements and plans other than the Agreement, including any 12b-1 fees the Funds will pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services to be provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Funds’ portfolio brokerage commissions, if applicable, to pay for investment research, and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Funds’ Agreement should be approved for an initial two-year period, commencing upon its effective date, as set forth in the Agreement.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s approval of each MFS Lifetime Fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2012 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. Each fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of each fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The funds will notify shareholders of amounts for use in preparing 2013 income tax forms in January 2014. The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds designate the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

The funds below designated the following amounts as capital gain dividends paid during the fiscal year:

Capital Gains
MFS Lifetime Retirement Income Fund	$72,192
MFS Lifetime 2015 Fund	1,283
MFS Lifetime 2025 Fund	1,382
MFS Lifetime 2035 Fund	175
MFS Lifetime 2045 Fund	245

For corporate shareholders, the percentages of the ordinary income dividends paid during the fiscal year that qualify for the corporate dividends received deduction are as follows:

Dividends Received Deductions
MFS Lifetime Retirement Income Fund	8.65%
MFS Lifetime 2010 Fund	7.37%
MFS Lifetime 2015 Fund	7.37%
MFS Lifetime 2020 Fund	15.17%
MFS Lifetime 2025 Fund	15.79%
MFS Lifetime 2030 Fund	31.58%
MFS Lifetime 2035 Fund	43.13%
MFS Lifetime 2040 Fund	42.99%
MFS Lifetime 2045 Fund	44.51%
MFS Lifetime 2050 Fund	36.31%
MFS Lifetime 2055 Fund	38.46%

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler, John P. Kavanaugh and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Butler, Kavanaugh and Uek and Ms. Thomsen are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Ernst & Young LLP (“E&Y”) to serve as independent accountants to certain series of the Registrant (collectively, the “Funds”). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds’ investment adviser, Massachusetts Financial Services Company (“MFS”) and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds (“MFS Related Entities”).

For the fiscal years ended April 30, 2013 and 2012, audit fees billed to the Funds by E&Y were as follows:

	Audit Fees
	2013	2012
Fees billed by E&Y:
MFS Lifetime Retirement Income Fund	27,033	26,518
MFS Lifetime 2010 Fund	27,033	26,518
MFS Lifetime 2020 Fund	27,033	26,518
MFS Lifetime 2030 Fund	27,033	26,518
MFS Lifetime 2040 Fund	27,033	26,518
MFS Lifetime 2050 Fund	26,521	19,892
MFS Lifetime 2015 Fund	13,650	N/A**
MFS Lifetime 2025 Fund	13,650	N/A**
MFS Lifetime 2035 Fund	13,650	N/A**
MFS Lifetime 2045 Fund	13,650	N/A**
MFS Lifetime 2055 Fund	13,650	N/A**
Total	229,936	152,482

For the fiscal years ended April 30, 2013 and 2012, fees billed by E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
	2013	2012	2013	2012	2013	2012
Fees billed by E&Y:
To MFS Lifetime Retirement Income Fund	0	0	4,950	4,853	0	0
To MFS Lifetime 2010 Fund	0	0	4,950	4,853	0	0
To MFS Lifetime 2020 Fund	0	0	4,950	4,853	0	0
To MFS Lifetime 2030 Fund	0	0	4,950	4,853	0	0
To MFS Lifetime 2040 Fund	0	0	4,950	4,853	0	0
To MFS Lifetime 2050 Fund	0	0	4,928	4,831	0	0
To MFS Lifetime 2015 Fund	0	N/A**	4,850	N/A**	0	N/A**
To MFS Lifetime 2025 Fund	0	N/A**	4,850	N/A**	0	N/A**
To MFS Lifetime 2035 Fund	0	N/A**	4,850	N/A**	0	N/A**
To MFS Lifetime 2045 Fund	0	N/A**	4,850	N/A**	0	N/A**
To MFS Lifetime 2055 Fund	0	N/A**	4,850	N/A**	0	N/A**
Total fees billed by E&Y
To above Funds:	0	0	53,928	29,096	0	0

	Audit-Related Fees[1]			Tax Fees[2]			All Other Fees[3]
	2013	2012		2013	2012		2013	2012
Fees billed by E&Y:
To MFS and MFS Related Entities of MFS Lifetime Retirement Income Fund*	0	0		0	0		0	0
To MFS and MFS Related Entities of MFS Lifetime 2010 Fund*	0	0		0	0		0	0
To MFS and MFS Related Entities of MFS Lifetime 2020 Fund*	0	0		0	0		0	0
To MFS and MFS Related Entities of MFS Lifetime 2030 Fund*	0	0		0	0		0	0
To MFS and MFS Related Entities of MFS Lifetime 2040 Fund*	0	0		0	0		0	0
To MFS and MFS Related Entities of MFS Lifetime 2050 Fund*	0	0		0	0		0	0
To MFS and MFS Related Entities of MFS Lifetime 2015 Fund*	0	N/A	**	0	N/A	**	0	N/A	**
To MFS and MFS Related Entities of MFS Lifetime 2025 Fund*	0	N/A	**	0	N/A	**	0	N/A	**
To MFS and MFS Related Entities of MFS Lifetime 2035 Fund*	0	N/A	**	0	N/A	**	0	N/A	**
To MFS and MFS Related Entities of MFS Lifetime 2045 Fund*	0	N/A	**	0	N/A	**	0	N/A	**
To MFS and MFS Related Entities of MFS Lifetime 2055 Fund*	0	N/A	**	0	N/A	**	0	N/A	**

	2013	2012[4]
Aggregate fees for non-audit services:
To MFS Lifetime Retirement Income Fund, MFS and MFS Related Entities#	52,950	154,853
To MFS Lifetime 2010 Fund, MFS and MFS Related Entities#	52,950	154,853
To MFS Lifetime 2020 Fund, MFS and MFS Related Entities#	52,950	154,853

To MFS Lifetime 2030 Fund, MFS and MFS Related Entities#	52,950	154,853
To MFS Lifetime 2040 Fund, MFS and MFS Related Entities#	52,950	154,853
To MFS Lifetime 2050 Fund, MFS and MFS Related Entities#	52,928	154,831
To MFS Lifetime 2015 Fund, MFS and MFS Related Entities#	52,850	N/A**
To MFS Lifetime 2025 Fund, MFS and MFS Related Entities#	52,850	N/A**
To MFS Lifetime 2035 Fund, MFS and MFS Related Entities#	52,850	N/A**
To MFS Lifetime 2045 Fund, MFS and MFS Related Entities#	52,850	N/A**
To MFS Lifetime 2055 Fund, MFS and MFS Related Entities#	52,850	N/A**

*

This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

**	MFS Lifetime 2015 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2045 Fund, and MFS Lifetime 2055 Fund commenced investment operations in November 2012.
#	This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
[1]

The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

[2]

The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

[3]	The fees under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.
[4]	Certain fees reported in 2012 have been restated in this filing from those reported in the Registrant’s filing for the reporting period ended April 30, 2012.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f): Not applicable.

Item 4(h): The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XII

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: June 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President
(Principal Executive Officer)

Date: June 17, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: June 17, 2013

*	Print name and title of each signing officer under his or her signature.